UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02064

                                                                IMPAX FUNDS SERIES TRUST I
(Exact name of Registrant as specified in charter)

                             30 Penhallow Street, Suite 100, Portsmouth, NH                                                           03801
                                      (Address of principal executive offices)                                                              (Zip code)

Impax Asset Management LLC
30 Penhallow Street, Suite 100, Portsmouth, NH  03801
                                                                                Attn.:  Edward Farrington
(Name and address of agent for service)

Registrant’s telephone number, including area code:                    800-767-1729

Date of fiscal year end:      December 31

Date of reporting period:    June 30, 2025

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders

Fund Overview

This semi-annual shareholder report contains important information about the Impax Large Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/LC.  You can find additional information about the Fund at https://impaxam.com/LC. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Investor Class | PAXLX

Impax Large Cap Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$50	0.99%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$1,057,801,420
Total Number of Portfolio Holdings	43
Portfolio Turnover Rate	38%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	9.8%
Microsoft Corp.	9.2%
Alphabet, Inc., A	5.3%
Amazon.com, Inc.	4.1%
JPMorgan Chase & Co.	3.6%
Oracle Corp.	3.5%
eBay, Inc.	3.2%
Apple, Inc.	2.6%
Hubbell, Inc., B	2.5%
Danaher Corp.	2.3%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Information Technology
33.2%
Financials
14.7%
Health Care
11.0%
Industrials
10.6%
Consumer Discretionary
10.3%
Communication Services
6.6%
Real Estate
4.1%
Consumer Staples
3.5%
Materials
1.8%
Utilities
1.4%
Other assets and liabilities (net)
2.8%

Value	Value
Other assets and liabilities (net)	2.8%
Utilities	1.4%
Materials	1.8%
Consumer Staples	3.5%
Real Estate	4.1%
Communication Services	6.6%
Consumer Discretionary	10.3%
Industrials	10.6%
Health Care	11.0%
Financials	14.7%
Information Technology	33.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.8%
OthersFootnote Reference†	29.9%
Technology Hardware, Storage & Peripherals	2.6%
Ground Transportation	2.9%
Insurance	3.3%
Financial Services	4.7%
Banks	5.1%
Interactive Media & Services	5.3%
Life Sciences Tools & Services	5.5%
Broadline Retail	7.3%
Semiconductors & Semiconductor Equipment	12.0%
Software	18.6%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	94.0%
Foreign Stocks	3.2%
Cash & Cash Equivalents	2.8%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Large Cap Fund

Semi-annual Shareholder Report

June 30, 2025

Investor Class: PAXLX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/LC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/LC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Large Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/LC.  You can find additional information about the Fund at https://impaxam.com/LC. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Institutional Class | PXLIX

Impax Large Cap Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$38	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$1,057,801,420
Total Number of Portfolio Holdings	43
Portfolio Turnover Rate	38%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	9.8%
Microsoft Corp.	9.2%
Alphabet, Inc., A	5.3%
Amazon.com, Inc.	4.1%
JPMorgan Chase & Co.	3.6%
Oracle Corp.	3.5%
eBay, Inc.	3.2%
Apple, Inc.	2.6%
Hubbell, Inc., B	2.5%
Danaher Corp.	2.3%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.8%
Utilities	1.4%
Materials	1.8%
Consumer Staples	3.5%
Real Estate	4.1%
Communication Services	6.6%
Consumer Discretionary	10.3%
Industrials	10.6%
Health Care	11.0%
Financials	14.7%
Information Technology	33.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.8%
OthersFootnote Reference†	29.9%
Technology Hardware, Storage & Peripherals	2.6%
Ground Transportation	2.9%
Insurance	3.3%
Financial Services	4.7%
Banks	5.1%
Interactive Media & Services	5.3%
Life Sciences Tools & Services	5.5%
Broadline Retail	7.3%
Semiconductors & Semiconductor Equipment	12.0%
Software	18.6%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	94.0%
Foreign Stocks	3.2%
Cash & Cash Equivalents	2.8%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Large Cap Fund

Semi-annual Shareholder Report

June 30, 2025

Institutional Class: PXLIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/LC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/LC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/SC.  You can find additional information about the Fund at https://impaxam.com/SC. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Investor Class | PXSCX

Impax Small Cap Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$57	1.17%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$653,032,978
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	12%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	5.9%
Acadian Asset Management, Inc.	5.4%
Ligand Pharmaceuticals, Inc.	4.5%
Roivant Sciences Ltd.	3.5%
Planet Fitness, Inc., A	2.7%
US Foods Holding Corp.	2.5%
Howard Hughes Holdings, Inc.	2.4%
Ciena Corp.	2.4%
Extreme Networks, Inc.	2.3%
Cullen/Frost Bankers, Inc.	2.3%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Health Care
23.7%
Financials
19.7%
Industrials
15.3%
Information Technology
12.2%
Consumer Discretionary
9.5%
Consumer Staples
7.5%
Real Estate
5.4%
Materials
4.7%
Communication Services
1.1%
Other assets and liabilities (net)
0.9%

Value	Value
Other assets and liabilities (net)	0.9%
Communication Services	1.1%
Materials	4.7%
Real Estate	5.4%
Consumer Staples	7.5%
Consumer Discretionary	9.5%
Information Technology	12.2%
Industrials	15.3%
Financials	19.7%
Health Care	23.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.8%
OthersFootnote Reference†	36.2%
Construction & Engineering	3.8%
Software	4.2%
Hotels, Restaurants & Leisure	4.2%
Consumer Staples Distribution & Retail	4.5%
Health Care Equipment & Supplies	5.4%
Banks	5.9%
Communications Equipment	6.9%
Pharmaceuticals	7.5%
Biotechnology	9.2%
Capital Markets	11.4%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	95.9%
Foreign Stocks	3.2%
Cash & Cash Equivalents	0.9%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Small Cap Fund

Semi-annual Shareholder Report

June 30, 2025

Investor Class: PXSCX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/SC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/SC.  You can find additional information about the Fund at https://impaxam.com/SC. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Class A | PXSAX

Impax Small Cap Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$57	1.17%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$653,032,978
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	12%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	5.9%
Acadian Asset Management, Inc.	5.4%
Ligand Pharmaceuticals, Inc.	4.5%
Roivant Sciences Ltd.	3.5%
Planet Fitness, Inc., A	2.7%
US Foods Holding Corp.	2.5%
Howard Hughes Holdings, Inc.	2.4%
Ciena Corp.	2.4%
Extreme Networks, Inc.	2.3%
Cullen/Frost Bankers, Inc.	2.3%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.9%
Communication Services	1.1%
Materials	4.7%
Real Estate	5.4%
Consumer Staples	7.5%
Consumer Discretionary	9.5%
Information Technology	12.2%
Industrials	15.3%
Financials	19.7%
Health Care	23.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.8%
OthersFootnote Reference†	36.2%
Construction & Engineering	3.8%
Software	4.2%
Hotels, Restaurants & Leisure	4.2%
Consumer Staples Distribution & Retail	4.5%
Health Care Equipment & Supplies	5.4%
Banks	5.9%
Communications Equipment	6.9%
Pharmaceuticals	7.5%
Biotechnology	9.2%
Capital Markets	11.4%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	95.9%
Foreign Stocks	3.2%
Cash & Cash Equivalents	0.9%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Small Cap Fund

Semi-annual Shareholder Report

June 30, 2025

Class A: PXSAX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/SC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/SC.  You can find additional information about the Fund at https://impaxam.com/SC. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Institutional Class | PXSIX

Impax Small Cap Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$45	0.92%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$653,032,978
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	12%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	5.9%
Acadian Asset Management, Inc.	5.4%
Ligand Pharmaceuticals, Inc.	4.5%
Roivant Sciences Ltd.	3.5%
Planet Fitness, Inc., A	2.7%
US Foods Holding Corp.	2.5%
Howard Hughes Holdings, Inc.	2.4%
Ciena Corp.	2.4%
Extreme Networks, Inc.	2.3%
Cullen/Frost Bankers, Inc.	2.3%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.9%
Communication Services	1.1%
Materials	4.7%
Real Estate	5.4%
Consumer Staples	7.5%
Consumer Discretionary	9.5%
Information Technology	12.2%
Industrials	15.3%
Financials	19.7%
Health Care	23.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.8%
OthersFootnote Reference†	36.2%
Construction & Engineering	3.8%
Software	4.2%
Hotels, Restaurants & Leisure	4.2%
Consumer Staples Distribution & Retail	4.5%
Health Care Equipment & Supplies	5.4%
Banks	5.9%
Communications Equipment	6.9%
Pharmaceuticals	7.5%
Biotechnology	9.2%
Capital Markets	11.4%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	95.9%
Foreign Stocks	3.2%
Cash & Cash Equivalents	0.9%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Small Cap Fund

Semi-annual Shareholder Report

June 30, 2025

Institutional Class: PXSIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/SC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/USSE.  You can find additional information about the Fund at https://impaxam.com/USSE. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Investor Class | PXWGX

Impax US Sustainable Economy Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$35	0.70%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$517,308,327
Total Number of Portfolio Holdings	131
Portfolio Turnover Rate	35%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	7.9%
Microsoft Corp.	6.5%
Apple, Inc.	4.9%
Broadcom, Inc.	3.7%
Amazon.com, Inc.	3.1%
Visa, Inc., A	2.5%
Mastercard, Inc., A	2.4%
Eli Lilly & Co.	2.3%
Oracle Corp.	2.0%
QUALCOMM, Inc.	1.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Information Technology
36.4%
Financials
16.5%
Health Care
13.8%
Industrials
11.6%
Consumer Discretionary
7.7%
Communication Services
4.6%
Real Estate
2.8%
Materials
2.2%
Utilities
1.9%
Consumer Staples
1.8%
Other assets and liabilities (net)
0.7%

Value	Value
Other assets and liabilities (net)	0.7%
Consumer Staples	1.8%
Utilities	1.9%
Materials	2.2%
Real Estate	2.8%
Communication Services	4.6%
Consumer Discretionary	7.7%
Industrials	11.6%
Health Care	13.8%
Financials	16.5%
Information Technology	36.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.7%
OthersFootnote Reference†	34.8%
Building Products	2.9%
Banks	3.1%
Broadline Retail	3.6%
Capital Markets	4.1%
Insurance	4.3%
Financial Services	4.8%
Technology Hardware, Storage & Peripherals	5.3%
Pharmaceuticals	7.1%
Software	11.7%
Semiconductors & Semiconductor Equipment	17.6%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	98.8%
Cash & Cash Equivalents	0.7%
Foreign Stocks	0.5%
Footnote	Description
Footnote ^	Percent of Investments.

Impax US Sustainable Economy Fund

Semi-annual Shareholder Report

June 30, 2025

Investor Class: PXWGX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/USSE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/USSE.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/USSE.  You can find additional information about the Fund at https://impaxam.com/USSE. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Class A | PXGAX

Impax US Sustainable Economy Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$35	0.70%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$517,308,327
Total Number of Portfolio Holdings	131
Portfolio Turnover Rate	35%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	7.9%
Microsoft Corp.	6.5%
Apple, Inc.	4.9%
Broadcom, Inc.	3.7%
Amazon.com, Inc.	3.1%
Visa, Inc., A	2.5%
Mastercard, Inc., A	2.4%
Eli Lilly & Co.	2.3%
Oracle Corp.	2.0%
QUALCOMM, Inc.	1.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.7%
Consumer Staples	1.8%
Utilities	1.9%
Materials	2.2%
Real Estate	2.8%
Communication Services	4.6%
Consumer Discretionary	7.7%
Industrials	11.6%
Health Care	13.8%
Financials	16.5%
Information Technology	36.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.7%
OthersFootnote Reference†	34.8%
Building Products	2.9%
Banks	3.1%
Broadline Retail	3.6%
Capital Markets	4.1%
Insurance	4.3%
Financial Services	4.8%
Technology Hardware, Storage & Peripherals	5.3%
Pharmaceuticals	7.1%
Software	11.7%
Semiconductors & Semiconductor Equipment	17.6%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	98.8%
Cash & Cash Equivalents	0.7%
Foreign Stocks	0.5%
Footnote	Description
Footnote ^	Percent of Investments.

Impax US Sustainable Economy Fund

Semi-annual Shareholder Report

June 30, 2025

Class A: PXGAX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/USSE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/USSE.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/USSE.  You can find additional information about the Fund at https://impaxam.com/USSE. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Institutional Class | PWGIX

Impax US Sustainable Economy Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$23	0.45%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$517,308,327
Total Number of Portfolio Holdings	131
Portfolio Turnover Rate	35%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	7.9%
Microsoft Corp.	6.5%
Apple, Inc.	4.9%
Broadcom, Inc.	3.7%
Amazon.com, Inc.	3.1%
Visa, Inc., A	2.5%
Mastercard, Inc., A	2.4%
Eli Lilly & Co.	2.3%
Oracle Corp.	2.0%
QUALCOMM, Inc.	1.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.7%
Consumer Staples	1.8%
Utilities	1.9%
Materials	2.2%
Real Estate	2.8%
Communication Services	4.6%
Consumer Discretionary	7.7%
Industrials	11.6%
Health Care	13.8%
Financials	16.5%
Information Technology	36.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.7%
OthersFootnote Reference†	34.8%
Building Products	2.9%
Banks	3.1%
Broadline Retail	3.6%
Capital Markets	4.1%
Insurance	4.3%
Financial Services	4.8%
Technology Hardware, Storage & Peripherals	5.3%
Pharmaceuticals	7.1%
Software	11.7%
Semiconductors & Semiconductor Equipment	17.6%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	98.8%
Cash & Cash Equivalents	0.7%
Foreign Stocks	0.5%
Footnote	Description
Footnote ^	Percent of Investments.

Impax US Sustainable Economy Fund

Semi-annual Shareholder Report

June 30, 2025

Institutional Class: PWGIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/USSE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/USSE.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Sustainable Infrastructure Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GSI.  You can find additional information about the Fund at https://impaxam.com/GSI. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Investor Class | PAXDX

Impax Global Sustainable Infrastructure Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$49	0.90%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$101,314,434
Total Number of Portfolio Holdings	41
Portfolio Turnover Rate	24%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Veolia Environnement SA	4.5%
National Grid plc	4.1%
Union Pacific Corp.	4.0%
Elisa OYJ	3.9%
Waste Connections, Inc.	3.3%
Waste Management, Inc.	3.3%
NextEra Energy, Inc.	3.2%
Northland Power, Inc.	3.2%
American Tower Corp.	3.2%
Iberdrola SA	3.2%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Utilities
30.6%
Industrials
27.6%
Real Estate
14.2%
Communication Services
12.5%
Information Technology
4.9%
Materials
3.8%
Health Care
2.9%
Financials
1.1%
Other assets and liabilities (net)
2.4%

Value	Value
Other assets and liabilities (net)	2.4%
Financials	1.1%
Health Care	2.9%
Materials	3.8%
Information Technology	4.9%
Communication Services	12.5%
Real Estate	14.2%
Industrials	27.6%
Utilities	30.6%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.4%
OthersFootnote Reference‡	8.5%
Japan	2.3%
Germany	2.4%
Sweden	2.6%
Singapore	3.0%
Spain	3.2%
Finland	3.9%
France	4.5%
Canada	6.9%
United Kingdom	11.7%
United States	48.6%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
Foreign Stocks	49.4%
U.S. Stocks	49.0%
Cash & Cash Equivalents	1.6%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Global Sustainable Infrastructure Fund

Semi-annual Shareholder Report

June 30, 2025

Investor Class: PAXDX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GSI

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GSI.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Sustainable Infrastructure Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GSI.  You can find additional information about the Fund at https://impaxam.com/GSI. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Institutional Class | PXDIX

Impax Global Sustainable Infrastructure Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$35	0.65%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$101,314,434
Total Number of Portfolio Holdings	41
Portfolio Turnover Rate	24%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Veolia Environnement SA	4.5%
National Grid plc	4.1%
Union Pacific Corp.	4.0%
Elisa OYJ	3.9%
Waste Connections, Inc.	3.3%
Waste Management, Inc.	3.3%
NextEra Energy, Inc.	3.2%
Northland Power, Inc.	3.2%
American Tower Corp.	3.2%
Iberdrola SA	3.2%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.4%
Financials	1.1%
Health Care	2.9%
Materials	3.8%
Information Technology	4.9%
Communication Services	12.5%
Real Estate	14.2%
Industrials	27.6%
Utilities	30.6%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.4%
OthersFootnote Reference‡	8.5%
Japan	2.3%
Germany	2.4%
Sweden	2.6%
Singapore	3.0%
Spain	3.2%
Finland	3.9%
France	4.5%
Canada	6.9%
United Kingdom	11.7%
United States	48.6%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
Foreign Stocks	49.4%
U.S. Stocks	49.0%
Cash & Cash Equivalents	1.6%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Global Sustainable Infrastructure Fund

Semi-annual Shareholder Report

June 30, 2025

Institutional Class: PXDIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GSI

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GSI.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Opportunities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GO.  You can find additional information about the Fund at https://impaxam.com/GO. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Investor Class | PAXGX

Impax Global Opportunities Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$64	1.23%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$132,613,042
Total Number of Portfolio Holdings	40
Portfolio Turnover Rate	28%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	5.5%
Oracle Corp.	4.8%
NVIDIA Corp.	4.5%
Mastercard, Inc., A	4.0%
Linde plc	3.9%
Boston Scientific Corp.	3.8%
Marsh & McLennan Cos., Inc.	3.0%
Alcon AG	2.9%
KBC Group NV	2.8%
Hubbell, Inc., B	2.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Information Technology
29.7%
Financials
21.4%
Health Care
17.4%
Industrials
15.0%
Materials
6.0%
Consumer Staples
4.1%
Consumer Discretionary
3.6%
Communication Services
1.4%
Other assets and liabilities (net)
1.4%

Value	Value
Other assets and liabilities (net)	1.4%
Communication Services	1.4%
Consumer Discretionary	3.6%
Consumer Staples	4.1%
Materials	6.0%
Industrials	15.0%
Health Care	17.4%
Financials	21.4%
Information Technology	29.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.4%
OthersFootnote Reference‡	1.1%
Netherlands	1.5%
Portugal	2.0%
Ireland	2.1%
Bermuda	2.4%
India	2.5%
Belgium	2.8%
United Kingdom	4.4%
Switzerland	4.7%
Japan	5.0%
United States	70.1%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	69.3%
Foreign Stocks	28.3%
Cash & Cash Equivalents	2.4%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Global Opportunities Fund

Semi-annual Shareholder Report

June 30, 2025

Investor Class: PAXGX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GO

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GO.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Opportunities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GO.  You can find additional information about the Fund at https://impaxam.com/GO. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Institutional Class | PXGOX

Impax Global Opportunities Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$51	0.98%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$132,613,042
Total Number of Portfolio Holdings	40
Portfolio Turnover Rate	28%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	5.5%
Oracle Corp.	4.8%
NVIDIA Corp.	4.5%
Mastercard, Inc., A	4.0%
Linde plc	3.9%
Boston Scientific Corp.	3.8%
Marsh & McLennan Cos., Inc.	3.0%
Alcon AG	2.9%
KBC Group NV	2.8%
Hubbell, Inc., B	2.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.4%
Communication Services	1.4%
Consumer Discretionary	3.6%
Consumer Staples	4.1%
Materials	6.0%
Industrials	15.0%
Health Care	17.4%
Financials	21.4%
Information Technology	29.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.4%
OthersFootnote Reference‡	1.1%
Netherlands	1.5%
Portugal	2.0%
Ireland	2.1%
Bermuda	2.4%
India	2.5%
Belgium	2.8%
United Kingdom	4.4%
Switzerland	4.7%
Japan	5.0%
United States	70.1%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	69.3%
Foreign Stocks	28.3%
Cash & Cash Equivalents	2.4%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Global Opportunities Fund

Semi-annual Shareholder Report

June 30, 2025

Institutional Class: PXGOX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GO

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GO.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GEM.  You can find additional information about the Fund at https://impaxam.com/GEM. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Investor Class | PGRNX

Impax Global Environmental Markets Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$62	1.18%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$2,058,271,123
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	22%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	5.8%
Linde plc	4.9%
Agilent Technologies, Inc.	4.3%
Air Liquide SA	4.0%
NVIDIA Corp.	3.1%
Veolia Environnement SA	3.0%
Waste Management, Inc.	3.0%
Schneider Electric SE	2.9%
Kerry Group plc, A	2.8%
RenaissanceRe Holdings Ltd.	2.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Energy Management & Efficiency 26.8%
Digital Infrastructure 24.0%
Water Infrastructure & Technologies 11.0%
Environmental Services & Resources 10.0%
Sustainable Food & Agriculture 9.7%
Resource Efficiency & Waste Management 8.7%
Transport Solutions 8.4%
Other assets and liabilities (net) 1.4%

Value	Value
Other assets and liabilities (net)	1.4%
Transport Solutions	8.4%
Resource Efficiency & Waste Management	8.7%
Sustainable Food & Agriculture	9.7%
Environmental Services & Resources	10.0%
Water Infrastructure & Technologies	11.0%
Digital Infrastructure	24.0%
Energy Management & Efficiency	26.8%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.4%
Jersey	1.4%
Japan	1.7%
Germany	2.0%
Bermuda	2.8%
Ireland	2.8%
United Kingdom	3.2%
Taiwan	5.3%
Switzerland	6.2%
France	7.0%
United States	66.2%
Footnote	Description
Footnote ^	Percent of Net Assets.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	66.2%
Foreign Stocks	32.5%
Cash & Cash Equivalents	1.3%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Global Environmental Markets Fund

Semi-annual Shareholder Report

June 30, 2025

Investor Class: PGRNX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GEM

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GEM.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GEM.  You can find additional information about the Fund at https://impaxam.com/GEM. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Class A | PXEAX

Impax Global Environmental Markets Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$62	1.18%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$2,058,271,123
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	22%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	5.8%
Linde plc	4.9%
Agilent Technologies, Inc.	4.3%
Air Liquide SA	4.0%
NVIDIA Corp.	3.1%
Veolia Environnement SA	3.0%
Waste Management, Inc.	3.0%
Schneider Electric SE	2.9%
Kerry Group plc, A	2.8%
RenaissanceRe Holdings Ltd.	2.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.4%
Transport Solutions	8.4%
Resource Efficiency & Waste Management	8.7%
Sustainable Food & Agriculture	9.7%
Environmental Services & Resources	10.0%
Water Infrastructure & Technologies	11.0%
Digital Infrastructure	24.0%
Energy Management & Efficiency	26.8%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.4%
Jersey	1.4%
Japan	1.7%
Germany	2.0%
Bermuda	2.8%
Ireland	2.8%
United Kingdom	3.2%
Taiwan	5.3%
Switzerland	6.2%
France	7.0%
United States	66.2%
Footnote	Description
Footnote ^	Percent of Net Assets.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	66.2%
Foreign Stocks	32.5%
Cash & Cash Equivalents	1.3%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Global Environmental Markets Fund

Semi-annual Shareholder Report

June 30, 2025

Class A: PXEAX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GEM

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GEM.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GEM.  You can find additional information about the Fund at https://impaxam.com/GEM. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Institutional Class | PGINX

Impax Global Environmental Markets Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$49	0.93%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$2,058,271,123
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	22%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	5.8%
Linde plc	4.9%
Agilent Technologies, Inc.	4.3%
Air Liquide SA	4.0%
NVIDIA Corp.	3.1%
Veolia Environnement SA	3.0%
Waste Management, Inc.	3.0%
Schneider Electric SE	2.9%
Kerry Group plc, A	2.8%
RenaissanceRe Holdings Ltd.	2.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.4%
Transport Solutions	8.4%
Resource Efficiency & Waste Management	8.7%
Sustainable Food & Agriculture	9.7%
Environmental Services & Resources	10.0%
Water Infrastructure & Technologies	11.0%
Digital Infrastructure	24.0%
Energy Management & Efficiency	26.8%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.4%
Jersey	1.4%
Japan	1.7%
Germany	2.0%
Bermuda	2.8%
Ireland	2.8%
United Kingdom	3.2%
Taiwan	5.3%
Switzerland	6.2%
France	7.0%
United States	66.2%
Footnote	Description
Footnote ^	Percent of Net Assets.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	66.2%
Foreign Stocks	32.5%
Cash & Cash Equivalents	1.3%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Global Environmental Markets Fund

Semi-annual Shareholder Report

June 30, 2025

Institutional Class: PGINX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GEM

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GEM.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Social Leaders Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GSL.  You can find additional information about the Fund at https://impaxam.com/GSL. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Investor Class | IGSLX

Impax Global Social Leaders Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$65	1.23%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$2,134,236
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	14%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	6.6%
eBay, Inc.	4.8%
Halma plc	4.6%
Mastercard, Inc., A	3.7%
Experian plc	3.5%
MercadoLibre, Inc.	3.3%
ServiceNow, Inc.	3.3%
Intuit, Inc.	3.2%
Recruit Holdings Co. Ltd.	3.1%
Danone SA	3.0%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Information Technology
24.5%
Financials
20.8%
Consumer Discretionary
19.8%
Health Care
12.2%
Industrials
8.8%
Real Estate
5.3%
Consumer Staples
4.4%
Communication Services
1.6%
Other assets and liabilities (net)
2.6%

Value	Value
Other assets and liabilities (net)	2.6%
Communication Services	1.6%
Consumer Staples	4.4%
Real Estate	5.3%
Industrials	8.8%
Health Care	12.2%
Consumer Discretionary	19.8%
Financials	20.8%
Information Technology	24.5%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.6%
OthersFootnote Reference‡	9.2%
Sweden	2.1%
India	2.3%
China	2.5%
France	3.0%
Japan	3.1%
Brazil	3.3%
Hong Kong	3.8%
Netherlands	4.5%
United Kingdom	8.9%
United States	54.7%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	54.1%
Foreign Stocks	42.3%
Cash & Cash Equivalents	3.6%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Global Social Leaders Fund

Semi-annual Shareholder Report

June 30, 2025

Investor Class: IGSLX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GSL

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GSL.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Social Leaders Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GSL.  You can find additional information about the Fund at https://impaxam.com/GSL. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Institutional Class | IGSIX

Impax Global Social Leaders Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$52	0.98%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$2,134,236
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	14%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	6.6%
eBay, Inc.	4.8%
Halma plc	4.6%
Mastercard, Inc., A	3.7%
Experian plc	3.5%
MercadoLibre, Inc.	3.3%
ServiceNow, Inc.	3.3%
Intuit, Inc.	3.2%
Recruit Holdings Co. Ltd.	3.1%
Danone SA	3.0%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.6%
Communication Services	1.6%
Consumer Staples	4.4%
Real Estate	5.3%
Industrials	8.8%
Health Care	12.2%
Consumer Discretionary	19.8%
Financials	20.8%
Information Technology	24.5%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.6%
OthersFootnote Reference‡	9.2%
Sweden	2.1%
India	2.3%
China	2.5%
France	3.0%
Japan	3.1%
Brazil	3.3%
Hong Kong	3.8%
Netherlands	4.5%
United Kingdom	8.9%
United States	54.7%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	54.1%
Foreign Stocks	42.3%
Cash & Cash Equivalents	3.6%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Global Social Leaders Fund

Semi-annual Shareholder Report

June 30, 2025

Institutional Class: IGSIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GSL

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GSL.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax International Sustainable Economy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/ISE.  You can find additional information about the Fund at https://impaxam.com/ISE. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Investor Class | PXINX

Impax International Sustainable Economy Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$38	0.69%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$1,477,495,740
Total Number of Portfolio Holdings	132
Portfolio Turnover Rate	31%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
ASML Holding NV	3.1%
Novartis AG	2.6%
AstraZeneca plc	2.5%
HSBC Holdings plc	2.3%
Siemens AG	2.2%
Hitachi Ltd.	2.2%
Iberdrola SA	2.0%
Schneider Electric SE	2.0%
RELX plc	1.8%
Infineon Technologies AG	1.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Financials
25.7%
Industrials
16.0%
Information Technology
13.4%
Health Care
12.3%
Consumer Staples
7.2%
Consumer Discretionary
6.3%
Utilities
6.2%
Communication Services
5.9%
Materials
3.3%
Real Estate
1.1%
Other assets and liabilities (net)
2.6%

Value	Value
Other assets and liabilities (net)	2.6%
Real Estate	1.1%
Materials	3.3%
Communication Services	5.9%
Utilities	6.2%
Consumer Discretionary	6.3%
Consumer Staples	7.2%
Health Care	12.3%
Information Technology	13.4%
Industrials	16.0%
Financials	25.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.6%
OthersFootnote Reference‡	10.5%
Spain	3.4%
Italy	3.8%
Netherlands	4.9%
Australia	5.5%
Switzerland	6.4%
United States	8.7%
France	8.9%
Germany	10.2%
United Kingdom	13.9%
Japan	21.2%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
Foreign Stocks	89.5%
U.S. Stocks	8.8%
Cash & Cash Equivalents	1.7%
Footnote	Description
Footnote ^	Percent of Investments.

Impax International Sustainable Economy Fund

Semi-annual Shareholder Report

June 30, 2025

Investor Class: PXINX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/ISE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/ISE.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax International Sustainable Economy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/ISE.  You can find additional information about the Fund at https://impaxam.com/ISE. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Institutional Class | PXNIX

Impax International Sustainable Economy Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$24	0.44%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$1,477,495,740
Total Number of Portfolio Holdings	132
Portfolio Turnover Rate	31%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
ASML Holding NV	3.1%
Novartis AG	2.6%
AstraZeneca plc	2.5%
HSBC Holdings plc	2.3%
Siemens AG	2.2%
Hitachi Ltd.	2.2%
Iberdrola SA	2.0%
Schneider Electric SE	2.0%
RELX plc	1.8%
Infineon Technologies AG	1.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.6%
Real Estate	1.1%
Materials	3.3%
Communication Services	5.9%
Utilities	6.2%
Consumer Discretionary	6.3%
Consumer Staples	7.2%
Health Care	12.3%
Information Technology	13.4%
Industrials	16.0%
Financials	25.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.6%
OthersFootnote Reference‡	10.5%
Spain	3.4%
Italy	3.8%
Netherlands	4.9%
Australia	5.5%
Switzerland	6.4%
United States	8.7%
France	8.9%
Germany	10.2%
United Kingdom	13.9%
Japan	21.2%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
Foreign Stocks	89.5%
U.S. Stocks	8.8%
Cash & Cash Equivalents	1.7%
Footnote	Description
Footnote ^	Percent of Investments.

Impax International Sustainable Economy Fund

Semi-annual Shareholder Report

June 30, 2025

Institutional Class: PXNIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/ISE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/ISE.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/CB.  You can find additional information about the Fund at https://impaxam.com/CB. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Investor Class | PAXBX

Impax Core Bond Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$37	0.73%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$841,407,480
Total Number of Portfolio Holdings	422
Portfolio Turnover Rate	64%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
U.S. Treasury Notes, 3.875%, 3/15/28	7.6%
U.S. Treasury Notes, 4.000%, 3/31/30	4.9%
U.S. Treasury Bonds, 4.750%, 2/15/45	3.6%
U.S. Treasury Bonds, 4.750%, 5/15/55	2.6%
U.S. Treasury Bonds, 1.875%, 11/15/51	1.1%
U.S. Treasury Notes, 4.125%, 3/31/32	1.0%
U.S. Treasury Notes, 3.750%, 4/30/27	0.7%
International Bank for Reconstruction & Development, 4.625%, 1/15/32	0.7%
FHLMC Pool, 30 Year, 5.500%, 1/01/54	0.7%
FNMA, 30 Year, 3.000%, 4/01/52	0.6%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Mortgage-Backed Securities 31.6%
Corporate Bonds 28.0%
U.S. Government and Agency Securities 24.1%
Supranational 6.6%
Asset-Backed Securities 5.0%
Foreign Government and Agency Securities 2.1%
Municipal Bonds 0.9%
Investment Companies 0.4%
Community Investment Notes 0.0%#
Other assets and liabilities (net) 1.3%

Value	Value
Other assets and liabilities (net)	1.3%
Community Investment Notes	0.0%Footnote Reference#
Investment Companies	0.4%
Municipal Bonds	0.9%
Foreign Government and Agency Securities	2.1%
Asset-Backed Securities	5.0%
Supranational	6.6%
U.S. Government and Agency Securities	24.1%
Corporate Bonds	28.0%
Mortgage-Backed Securities	31.6%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote#	Less than 0.05%.

Credit Quality Allocation as of June 30, 2025Footnote Reference ^Footnote Reference*

U.S. Government	25.1%
AAA	8.9%
AA	4.7%
A	11.0%
BBB	14.2%
BB or lower	1.1%
N/R (Not Rated)	35.0%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Bonds	88.6%
Supranational	6.7%
Foreign Bonds	3.5%
Cash & Cash Equivalents	0.7%
Investment Companies	0.4%
Community Investment Notes	0.1%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Core Bond Fund

Semi-annual Shareholder Report

June 30, 2025

Investor Class: PAXBX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/CB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/CB.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/CB.  You can find additional information about the Fund at https://impaxam.com/CB. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Institutional Class | PXBIX

Impax Core Bond Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$24	0.48%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$841,407,480
Total Number of Portfolio Holdings	422
Portfolio Turnover Rate	64%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
U.S. Treasury Notes, 3.875%, 3/15/28	7.6%
U.S. Treasury Notes, 4.000%, 3/31/30	4.9%
U.S. Treasury Bonds, 4.750%, 2/15/45	3.6%
U.S. Treasury Bonds, 4.750%, 5/15/55	2.6%
U.S. Treasury Bonds, 1.875%, 11/15/51	1.1%
U.S. Treasury Notes, 4.125%, 3/31/32	1.0%
U.S. Treasury Notes, 3.750%, 4/30/27	0.7%
International Bank for Reconstruction & Development, 4.625%, 1/15/32	0.7%
FHLMC Pool, 30 Year, 5.500%, 1/01/54	0.7%
FNMA, 30 Year, 3.000%, 4/01/52	0.6%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.3%
Community Investment Notes	0.0%Footnote Reference#
Investment Companies	0.4%
Municipal Bonds	0.9%
Foreign Government and Agency Securities	2.1%
Asset-Backed Securities	5.0%
Supranational	6.6%
U.S. Government and Agency Securities	24.1%
Corporate Bonds	28.0%
Mortgage-Backed Securities	31.6%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote#	Less than 0.05%.

Credit Quality Allocation as of June 30, 2025Footnote Reference ^Footnote Reference*

U.S. Government	25.1%
AAA	8.9%
AA	4.7%
A	11.0%
BBB	14.2%
BB or lower	1.1%
N/R (Not Rated)	35.0%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Bonds	88.6%
Supranational	6.7%
Foreign Bonds	3.5%
Cash & Cash Equivalents	0.7%
Investment Companies	0.4%
Community Investment Notes	0.1%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Core Bond Fund

Semi-annual Shareholder Report

June 30, 2025

Institutional Class: PXBIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/CB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/CB.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/HYB.  You can find additional information about the Fund at https://impaxam.com/HYB. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Investor Class | PAXHX

Impax High Yield Bond Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$48	0.95%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$525,362,586
Total Number of Portfolio Holdings	209
Portfolio Turnover Rate	48%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.000%, 1/15/31	1.4%
NCL Corp. Ltd., 6.750%, 2/01/32	1.2%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	1.0%
CVS Health Corp., 6.125%, 9/15/39	0.9%
Coherent Corp., 5.000%, 12/15/29	0.9%
Cogent Communications Group LLC, 7.000%, 6/15/27	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	0.8%
Imola Merger Corp., 4.750%, 5/15/29	0.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Media
10.2%
Basic Industry
8.8%
Technology & Electronics
8.8%
Healthcare
8.3%
Telecommunications
8.2%
Services
7.5%
Capital Goods
6.9%
Financial Services
6.6%
Real Estate
5.8%
Insurance
5.5%
Others†
20.8%
Other assets and liabilities (net)
2.6%

Value	Value
Other assets and liabilities (net)	2.6%
OthersFootnote Reference†	20.8%
Insurance	5.5%
Real Estate	5.8%
Financial Services	6.6%
Capital Goods	6.9%
Services	7.5%
Telecommunications	8.2%
Healthcare	8.3%
Technology & Electronics	8.8%
Basic Industry	8.8%
Media	10.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional sectors outside the top 10 listed above.

Credit Quality Allocation as of June 30, 2025Footnote Reference ^Footnote Reference*

A	0.6%
BBB	2.6%
BB or lower	89.8%
N/R (Not Rated)	7.0%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Bonds	80.3%
Foreign Bonds	12.8%
Loans	4.7%
Cash & Cash Equivalents	2.0%
Community Investment Notes	0.2%
Foreign Stocks	0.0%Footnote Reference#
Footnote	Description
Footnote ^	Percent of Investments.
Footnote#	Less than 0.05%.

Impax High Yield Bond Fund

Semi-annual Shareholder Report

June 30, 2025

Investor Class: PAXHX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/HYB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/HYB.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/HYB.  You can find additional information about the Fund at https://impaxam.com/HYB. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Class A | PXHAX

Impax High Yield Bond Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$48	0.95%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$525,362,586
Total Number of Portfolio Holdings	209
Portfolio Turnover Rate	48%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.000%, 1/15/31	1.4%
NCL Corp. Ltd., 6.750%, 2/01/32	1.2%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	1.0%
CVS Health Corp., 6.125%, 9/15/39	0.9%
Coherent Corp., 5.000%, 12/15/29	0.9%
Cogent Communications Group LLC, 7.000%, 6/15/27	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	0.8%
Imola Merger Corp., 4.750%, 5/15/29	0.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.6%
OthersFootnote Reference†	20.8%
Insurance	5.5%
Real Estate	5.8%
Financial Services	6.6%
Capital Goods	6.9%
Services	7.5%
Telecommunications	8.2%
Healthcare	8.3%
Technology & Electronics	8.8%
Basic Industry	8.8%
Media	10.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional sectors outside the top 10 listed above.

Credit Quality Allocation as of June 30, 2025Footnote Reference ^Footnote Reference*

A	0.6%
BBB	2.6%
BB or lower	89.8%
N/R (Not Rated)	7.0%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Bonds	80.3%
Foreign Bonds	12.8%
Loans	4.7%
Cash & Cash Equivalents	2.0%
Community Investment Notes	0.2%
Foreign Stocks	0.0%Footnote Reference#
Footnote	Description
Footnote ^	Percent of Investments.
Footnote#	Less than 0.05%.

Impax High Yield Bond Fund

Semi-annual Shareholder Report

June 30, 2025

Class A: PXHAX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/HYB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/HYB.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/HYB.  You can find additional information about the Fund at https://impaxam.com/HYB. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Institutional Class | PXHIX

Impax High Yield Bond Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$35	0.70%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$525,362,586
Total Number of Portfolio Holdings	209
Portfolio Turnover Rate	48%

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.000%, 1/15/31	1.4%
NCL Corp. Ltd., 6.750%, 2/01/32	1.2%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	1.0%
CVS Health Corp., 6.125%, 9/15/39	0.9%
Coherent Corp., 5.000%, 12/15/29	0.9%
Cogent Communications Group LLC, 7.000%, 6/15/27	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	0.8%
Imola Merger Corp., 4.750%, 5/15/29	0.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.6%
OthersFootnote Reference†	20.8%
Insurance	5.5%
Real Estate	5.8%
Financial Services	6.6%
Capital Goods	6.9%
Services	7.5%
Telecommunications	8.2%
Healthcare	8.3%
Technology & Electronics	8.8%
Basic Industry	8.8%
Media	10.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional sectors outside the top 10 listed above.

Credit Quality Allocation as of June 30, 2025Footnote Reference ^Footnote Reference*

A	0.6%
BBB	2.6%
BB or lower	89.8%
N/R (Not Rated)	7.0%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Bonds	80.3%
Foreign Bonds	12.8%
Loans	4.7%
Cash & Cash Equivalents	2.0%
Community Investment Notes	0.2%
Foreign Stocks	0.0%Footnote Reference#
Footnote	Description
Footnote ^	Percent of Investments.
Footnote#	Less than 0.05%.

Impax High Yield Bond Fund

Semi-annual Shareholder Report

June 30, 2025

Institutional Class: PXHIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/HYB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/HYB.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Sustainable Allocation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/SA.  You can find additional information about the Fund at https://impaxam.com/SA. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Investor Class | PAXWX

Impax Sustainable Allocation Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$15	0.30%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$2,299,808,819
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	8%

Affiliated Investment Companies as of June 30, 2025

Percent of Net Assets
Impax Large Cap Fund	32.7%
Impax Core Bond Fund	31.9%
Impax US Sustainable Economy Fund	7.4%
Impax High Yield Bond Fund	5.0%
Impax International Sustainable Economy Fund	5.0%
Impax Small Cap Fund	4.7%
Impax Global Opportunities Fund	3.3%
Impax Global Environmental Markets Fund	3.0%
Impax Ellevate Global Women's Leadership Fund	3.0%
Impax Global Sustainable Infrastructure Fund	3.0%

Asset Allocation as of June 30, 2025Footnote Reference ^

Affiliated Investment Companies 98.9%
Cash & Cash Equivalents 1.1%

Value	Value
Affiliated Investment Companies	98.9%
Cash & Cash Equivalents	1.1%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Sustainable Allocation Fund

Semi-annual Shareholder Report

June 30, 2025

Investor Class: PAXWX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/SA

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SA.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Sustainable Allocation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/SA.  You can find additional information about the Fund at https://impaxam.com/SA. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2025

Institutional Class | PAXIX

Impax Sustainable Allocation Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$3	0.05%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2025

Net Assets	$2,299,808,819
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	8%

Affiliated Investment Companies as of June 30, 2025

Percent of Net Assets
Impax Large Cap Fund	32.7%
Impax Core Bond Fund	31.9%
Impax US Sustainable Economy Fund	7.4%
Impax High Yield Bond Fund	5.0%
Impax International Sustainable Economy Fund	5.0%
Impax Small Cap Fund	4.7%
Impax Global Opportunities Fund	3.3%
Impax Global Environmental Markets Fund	3.0%
Impax Ellevate Global Women's Leadership Fund	3.0%
Impax Global Sustainable Infrastructure Fund	3.0%

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
Affiliated Investment Companies	98.9%
Cash & Cash Equivalents	1.1%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Sustainable Allocation Fund

Semi-annual Shareholder Report

June 30, 2025

Institutional Class: PAXIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/SA

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SA.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Item 2. Code of Ethics.

This disclosure is not required for the semi-annual report filing.

Item 3. Audit Committee Financial Expert.

This disclosure is not required for the semi-annual report filing.

Item 4. Principal Accountant Fees and Services.

This disclosure is not required for the semi-annual report filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) A complete series of schedules of investment is included as a part of the Registrant’s Financial Statements and Financial Highlights filed under Item 7 of this form.
(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

IMPAX LARGE CAP FUND
IMPAX SMALL CAP FUND
IMPAX US SUSTAINABLE ECONOMY FUND
IMPAX GLOBAL SUSTAINABLE INFRASTRUCTURE FUND
IMPAX GLOBAL OPPORTUNITIES FUND
IMPAX GLOBAL ENVIRONMENTAL MARKETS FUND
IMPAX GLOBAL SOCIAL LEADERS FUND
IMPAX ELLEVATE GLOBAL WOMEN’S LEADERSHIP FUND
IMPAX INTERNATIONAL SUSTAINABLE ECONOMY FUND
IMPAX CORE BOND FUND
IMPAX HIGH YIELD BOND FUND
IMPAX SUSTAINABLE ALLOCATION FUND
SEMI-ANNUAL
REPORT
June 30, 2025

www.impaxam.com
Semiannual Report
1
Schedule of Investments
Impax Large Cap Fund 2
Impax Small Cap Fund 3
Impax US Sustainable Economy Fund 5
Impax Global Sustainable Infrastructure Fund 7
Impax Global Opportunities Fund 9
Impax Global Environmental Markets Fund 11
Impax Global Social Leaders Fund 13
Impax Ellevate Global Women’s Leadership Fund 15
Impax International Sustainable Economy Fund 18
Impax Core Bond Fund 21
Impax High Yield Bond Fund 30
Impax Sustainable Allocation Fund 36
Statements of Assets and Liabilities 37
Statements of Operations 42
Statements of Changes in Net Assets 45
Financial Highlights 57
Notes to Financial Statements 85
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. 103
Item 9. Proxy Disclosures for Open-End Management Investment Companies 103
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. 103
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. 103
Account Options and Services 109
For More Information
General Fund Information
800.767.1729
Shareholder Account Information
800.372.7827
Account Inquiries
Impax Funds
P.O. Box 534463
Pittsburgh, PA 15253-4463
Investment Adviser
Impax Asset Management LLC
30 Penhallow Street, Suite 100
Portsmouth, NH 03801
Transfer and Dividend Disbursing Agent
BNY Mellon Investment
Servicing (U.S.) Inc.
P.O. Box 534463
Pittsburgh, PA 15253-4463
Custodian
JP Morgan Chase Bank, N.A.
4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245
Table of Contents

Schedule of Investments (Unaudited), June 30, 2025
Impax Large Cap Fund
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 97.2%
Communication Services 6.6%
Alphabet, Inc. , A ............ 320,452 $ 56,473,256
Walt Disney Co. (The) ........ 109,939 13,633,535
70,106,791
Consumer Discretionary 10.3%
a
Amazon.com, Inc. ........... 195,684 42,931,113
a
Aptiv plc .................. 263,386 17,968,193
eBay, Inc. ................. 448,633 33,405,213
a
Ulta Beauty, Inc. ............ 30,224 14,139,392
108,443,911
Consumer Staples 3.5%
Colgate-Palmolive Co. ....... 217,399 19,761,569
McCormick & Co., Inc. ....... 226,331 17,160,416
36,921,985
Financials 14.7%
Citizens Financial Group, Inc. .. 360,466 16,130,854
CME Group, Inc. ............ 60,404 16,648,550
JPMorgan Chase & Co. ....... 129,577 37,565,668
Mastercard, Inc. , A .......... 35,136 19,744,324
Progressive Corp. (The) ...... 70,560 18,829,642
RenaissanceRe Holdings Ltd. .. 65,915 16,010,753
b
Visa, Inc. , A ................ 54,952 19,510,708
Voya Financial, Inc. .......... 151,889 10,784,119
155,224,618
Health Care 11.0%
Agilent Technologies, Inc. ..... 181,092 21,370,667
a
Avantor, Inc. ............... 928,717 12,500,531
a
Boston Scientific Corp. ....... 192,241 20,648,606
Danaher Corp. ............. 122,407 24,180,279
Eli Lilly & Co. .............. 28,584 22,282,085
Gilead Sciences, Inc. ........ 140,216 15,545,748
116,527,916
Industrials 10.6%
Hubbell, Inc. , B ............. 65,473 26,739,828
Trane Technologies plc ....... 48,185 21,076,601
a
Uber Technologies, Inc. ....... 227,290 21,206,157
Union Pacific Corp. .......... 40,760 9,378,061
United Rentals, Inc. .......... 15,218 11,465,241
Xylem, Inc. ................ 176,123 22,783,271
112,649,159
c
Information Technology 33.2%
Apple, Inc. ................ 133,464 27,382,809
Marvell Technology, Inc. ...... 297,946 23,061,020
Microsoft Corp. ............. 196,298 97,640,588
NVIDIA Corp. .............. 656,952 103,791,847
Oracle Corp. ............... 169,207 36,993,727
a,b
Palo Alto Networks, Inc. ...... 114,880 23,509,043
a
ServiceNow, Inc. ............ 21,817 22,429,621
a
Synopsys, Inc. ............. 32,868 16,850,766
351,659,421
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Materials 1.8%
Linde plc .................. 41,360 $ 19,405,285
Real Estate 4.1%
American Tower Corp. , REIT ... 73,573 16,261,104
Prologis, Inc. , REIT .......... 147,098 15,462,942
Ventas, Inc. , REIT ........... 179,201 11,316,543
43,040,589
Utilities 1.4%
American Water Works Co., Inc. 106,425 14,804,782
Total Common Stocks
(Cost $ 666,592,029 ) ..............
1,028,784,457
Money Market 2.8%
d,e
JPMorgan Prime Money Market
Fund , 4.470% ............ 29,351,122 29,351,122
(Cost $29,351,122)
f
Securities Purchased With Cash Collateral From
Securities Lending 0.0%
d,e
Invesco Government & Agency
Portfolio , 4.308% .......... 819 819
(Cost $819)
a
Total Investments 100 .0%
(Cost $ 695,943,970 ) .............
$1,058,136,398
f
Payable Upon Return Of Securities
Loaned (0.0) % ...................
(819)
f
Other Assets, less Liabilities (0.0) %
(334,159)
Net Assets 100.0% ...............
$1,057,801,420
a
Non-income producing security.
b
Security or partial position of this security was on loan as of June 30,
2025. The total market value of securities on loan as of June 30, 2025 was $10,355,914.
c
Broad industry sectors used for financial reporting.
d
Rate shown represents an annualized 7-day yield as of June 30,
2025.
e
Institutional Class shares.
f
Rounds to less than 0.05%.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited), June 30, 2025
Impax Small Cap Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 99.1%
Communication Services 1.1%
a
TechTarget, Inc. ............ 888,887 $ 6,906,652
Consumer Discretionary 9.5%
Autoliv, Inc. ................ 45,000 5,035,500
Columbia Sportswear Co. ..... 90,515 5,528,656
a
Modine Manufacturing Co. .... 60,000 5,910,000
a
Planet Fitness, Inc. , A ........ 159,271 17,368,503
a
Rivian Automotive, Inc. , A ..... 450,000 6,183,000
a
Visteon Corp. .............. 57,500 5,364,750
a
Warby Parker, Inc. , A ......... 300,000 6,579,000
Wyndham Hotels & Resorts, Inc. 120,000 9,745,200
61,714,609
Consumer Staples 7.5%
a
BJ's Wholesale Club Holdings,
Inc. .................... 119,955 12,934,747
a
Freshpet, Inc. .............. 70,000 4,757,200
a
Simply Good Foods Co. (The) .. 258,620 8,169,806
a
US Foods Holding Corp. ...... 210,000 16,172,100
a
Vital Farms, Inc. ............ 185,000 7,126,200
49,160,053
Financials 19.7%
Acadian Asset Management, Inc. 1,000,000 35,240,000
Cullen/Frost Bankers, Inc. ..... 115,000 14,782,100
Eastern Bankshares, Inc. ..... 815,540 12,453,296
Pinnacle Financial Partners, Inc. 100,000 11,041,000
RenaissanceRe Holdings Ltd. .. 27,500 6,679,750
Victory Capital Holdings, Inc. , A . 600,000 38,202,000
Voya Financial, Inc. .......... 140,000 9,940,000
128,338,146
Health Care 23.7%
a
Cytokinetics, Inc. ............ 175,000 5,782,000
a
Enovis Corp. ............... 210,630 6,605,357
a
Health Catalyst, Inc. ......... 2,750,000 10,367,500
a
Inspire Medical Systems, Inc. .. 50,000 6,488,500
a
Ligand Pharmaceuticals, Inc. ... 260,208 29,580,446
a
Merit Medical Systems, Inc. .... 100,000 9,348,000
a
Merus NV ................. 180,000 9,468,000
a
Neurocrine Biosciences, Inc. ... 115,000 14,454,350
a
Pacira BioSciences, Inc. ...... 470,027 11,233,645
a
Prestige Consumer Healthcare,
Inc. .................... 110,000 8,783,500
a
Roivant Sciences Ltd. ........ 2,000,000 22,540,000
a
SI-BONE, Inc. .............. 691,761 13,018,942
a
Travere Therapeutics, Inc. ..... 475,000 7,030,000
154,700,240
Industrials 15.3%
Advanced Drainage Systems, Inc. 56,489 6,488,327
Arcosa, Inc. ............... 81,000 7,023,510
a,b
Array Technologies, Inc. ...... 1,250,000 7,375,000
a
Casella Waste Systems, Inc. , A . 60,000 6,922,800
a
Dycom Industries, Inc. ........ 43,000 10,508,770
Enpro, Inc. ................ 48,000 9,194,400
a
Gates Industrial Corp. plc ..... 317,713 7,316,930
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Industrials (continued)
a
Generac Holdings, Inc. ....... 100,000 $ 14,321,000
a
Lyft, Inc. , A ................ 600,000 9,456,000
MSA Safety, Inc. ............ 45,089 7,553,760
Quanex Building Products Corp. 337,750 6,383,475
WillScot Holdings Corp. ....... 275,000 7,535,000
100,078,972
Information Technology 12.2%
a
8x8, Inc. .................. 2,000,000 3,920,000
A10 Networks, Inc. .......... 360,000 6,966,000
a
Ciena Corp. ............... 189,914 15,445,705
a
Extreme Networks, Inc. ....... 855,178 15,350,445
a
Mitek Systems, Inc. .......... 850,000 8,415,000
a
NetScout Systems, Inc. ....... 580,000 14,389,800
a
Onto Innovation, Inc. ......... 74,057 7,474,573
a
Workiva, Inc. , A ............. 113,586 7,774,962
79,736,485
Materials 4.7%
Element Solutions, Inc. ....... 591,946 13,407,577
Graphic Packaging Holding Co. . 423,585 8,924,936
TriMas Corp. ............... 290,000 8,296,900
30,629,413
Real Estate 5.4%
Agree Realty Corp. , REIT ..... 80,000 5,844,800
a
Howard Hughes Holdings, Inc. . 235,000 15,862,500
Rayonier, Inc. , REIT ......... 318,874 7,072,625
Terreno Realty Corp. , REIT .... 120,000 6,728,400
35,508,325
Total Common Stocks
(Cost $ 566,109,075 ) ..............
646,772,895
Money Market 0.8%
c,d
JPMorgan Prime Money Market
Fund , 4.470% ............ 5,574,249 5,574,249
(Cost $5,574,249)
Securities Purchased With Cash Collateral From
Securities Lending 0.1%
c,d
Invesco Government & Agency
Portfolio , 4.308% .......... 367,620 367,620
(Cost $367,620)
a
Total Investments 100 .0%
(Cost $ 572,050,944 ) .............
$652,714,764
Payable Upon Return Of Securities
Loaned ( 0 .1 ) % ...................
(367,620)
Other Assets, less Liabilities 0 .1% .
685,834
Net Assets 100.0% ...............
$653,032,978

Schedule of Investments (Unaudited)
Impax Small Cap Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Non-income producing security.
b
Security or partial position of this security was on loan as of June 30,
2025. The total market value of securities on loan as of June 30, 2025 was $358,708.
c
Rate shown represents an annualized 7-day yield as of June 30, 2025.
d
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited), June 30, 2025
Impax US Sustainable Economy Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 99.3%
Communication Services 4.6%
Alphabet, Inc. , A ............ 46,080 $ 8,120,678
Alphabet, Inc. , C ............ 29,419 5,218,636
AT&T, Inc. ................. 35,712 1,033,505
Comcast Corp. , A ........... 42,013 1,499,444
Verizon Communications, Inc. .. 33,043 1,429,771
Walt Disney Co. (The) ........ 42,646 5,288,531
a
ZoomInfo Technologies, Inc. , A . 102,335 1,035,630
23,626,195
Consumer Discretionary 7.7%
a
Amazon.com, Inc. ........... 73,802 16,191,421
a
Aptiv plc .................. 14,625 997,718
Best Buy Co., Inc. ........... 14,856 997,283
BorgWarner, Inc. ............ 37,659 1,260,823
a
Caesars Entertainment, Inc. ... 35,329 1,002,990
a
Deckers Outdoor Corp. ....... 9,952 1,025,753
Home Depot, Inc. (The) ....... 12,005 4,401,513
Kohl's Corp. ............... 117,667 997,816
Lear Corp. ................ 13,282 1,261,525
Lowe's Cos., Inc. ............ 6,436 1,427,955
Macy's, Inc. ................ 130,749 1,524,533
McDonald's Corp. ........... 30,177 8,816,814
39,906,144
Consumer Staples 1.8%
a
BJ's Wholesale Club Holdings,
Inc. .................... 9,139 985,458
Campbell's Co. (The) ........ 31,148 954,686
Casey's General Stores, Inc. ... 2,065 1,053,708
Clorox Co. (The) ............ 10,704 1,285,229
General Mills, Inc. ........... 50,455 2,614,074
Procter & Gamble Co. (The) ... 8,871 1,413,328
a
US Foods Holding Corp. ...... 13,145 1,012,296
9,318,779
Financials 16.5%
Allstate Corp. (The) .......... 6,531 1,314,756
American Express Co. ....... 3,395 1,082,937
Bank of New York Mellon Corp.
(The) ................... 53,040 4,832,474
Citigroup, Inc. .............. 58,371 4,968,540
Comerica, Inc. ............. 17,696 1,055,566
FactSet Research Systems, Inc. 3,283 1,468,420
Fifth Third Bancorp .......... 37,993 1,562,652
Hanover Insurance Group, Inc.
(The) ................... 10,074 1,711,270
Hartford Insurance Group, Inc.
(The) ................... 37,326 4,735,550
JPMorgan Chase & Co. ....... 17,601 5,102,706
LPL Financial Holdings, Inc. ... 10,072 3,776,698
Mastercard, Inc. , A .......... 21,538 12,103,064
MetLife, Inc. ............... 64,728 5,205,426
Moody's Corp. .............. 2,380 1,193,784
PNC Financial Services Group,
Inc. (The) ................ 5,763 1,074,338
Principal Financial Group, Inc. .. 13,450 1,068,334
Progressive Corp. (The) ...... 31,265 8,343,378
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Financials (continued)
Regions Financial Corp. ...... 45,022 $ 1,058,917
S&P Global, Inc. ............ 14,860 7,835,529
State Street Corp. ........... 19,255 2,047,577
Truist Financial Corp. ........ 26,596 1,143,362
b
Visa, Inc. , A ................ 36,292 12,885,475
85,570,753
Health Care 13.8%
AbbVie, Inc. ............... 5,332 989,726
Amgen, Inc. ............... 18,160 5,070,454
Bristol-Myers Squibb Co. ...... 29,374 1,359,722
Cencora, Inc. .............. 4,008 1,201,799
a
Centene Corp. ............. 24,722 1,341,910
a
Edwards Lifesciences Corp. ... 23,175 1,812,517
Elevance Health, Inc. ........ 11,037 4,292,952
Eli Lilly & Co. .............. 15,272 11,904,982
GE HealthCare Technologies, Inc. 15,434 1,143,196
Gilead Sciences, Inc. ........ 75,914 8,416,585
a
IDEXX Laboratories, Inc. ...... 8,853 4,748,218
Johnson & Johnson ......... 45,054 6,881,998
Merck & Co., Inc. ........... 110,702 8,763,170
a
Mettler-Toledo International, Inc. 3,319 3,898,896
a
Waters Corp. .............. 5,114 1,784,991
Zoetis, Inc. , A .............. 48,962 7,635,624
71,246,740
Industrials 11.6%
Acuity, Inc. ................ 5,484 1,636,097
AECOM .................. 9,337 1,053,774
Broadridge Financial Solutions,
Inc. .................... 4,150 1,008,574
Carrier Global Corp. ......... 39,987 2,926,649
a
Clean Harbors, Inc. .......... 4,372 1,010,719
Cummins, Inc. .............. 3,484 1,141,010
Emerson Electric Co. ........ 39,045 5,205,870
Howmet Aerospace, Inc. ...... 5,848 1,088,488
Illinois Tool Works, Inc. ....... 7,159 1,770,063
ITT, Inc. .................. 6,597 1,034,608
Johnson Controls International plc 13,360 1,411,083
Lennox International, Inc. ..... 8,670 4,969,991
Lincoln Electric Holdings, Inc. .. 5,501 1,140,467
Otis Worldwide Corp. ........ 20,113 1,991,589
Pentair plc ................ 13,344 1,369,895
Republic Services, Inc. , A ..... 30,493 7,519,879
Rockwell Automation, Inc. ..... 6,642 2,206,273
Timken Co. (The) ........... 14,134 1,025,422
Trane Technologies plc ....... 13,150 5,751,942
Union Pacific Corp. .......... 37,504 8,628,920
Veralto Corp. ............... 16,616 1,677,385
Verisk Analytics, Inc. , A ....... 5,283 1,645,654
WW Grainger, Inc. ........... 1,195 1,243,087
Xylem, Inc. ................ 11,818 1,528,776
59,986,215
c
Information Technology 36.4%
Accenture plc , A ............ 5,909 1,766,141
a
Adobe, Inc. ................ 12,654 4,895,580

Schedule of Investments (Unaudited)
Impax US Sustainable Economy Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
c
Information Technology (continued)
a
Advanced Micro Devices, Inc. .. 12,207 $ 1,732,173
Analog Devices, Inc. ......... 20,160 4,798,483
Apple, Inc. ................ 122,338 25,100,087
Applied Materials, Inc. ........ 24,572 4,498,396
a
Autodesk, Inc. .............. 12,646 3,914,822
Broadcom, Inc. ............. 69,925 19,274,826
a
Cadence Design Systems, Inc. . 3,333 1,027,064
Cisco Systems, Inc. ......... 16,115 1,118,059
Hewlett Packard Enterprise Co. . 72,208 1,476,654
Intel Corp. ................. 325,503 7,291,267
International Business Machines
Corp. ................... 17,206 5,071,985
Intuit, Inc. ................. 1,809 1,424,823
KLA Corp. ................. 1,135 1,016,665
Lam Research Corp. ......... 12,813 1,247,217
Microsoft Corp. ............. 67,551 33,600,543
Motorola Solutions, Inc. ....... 2,474 1,040,218
NetApp, Inc. ............... 9,895 1,054,312
NVIDIA Corp. .............. 259,813 41,047,856
Oracle Corp. ............... 48,235 10,545,618
a
Palo Alto Networks, Inc. ...... 4,953 1,013,582
QUALCOMM, Inc. ........... 56,039 8,924,771
a
ServiceNow, Inc. ............ 4,027 4,140,078
Texas Instruments, Inc. ....... 4,990 1,036,024
188,057,244
Materials 2.2%
Air Products and Chemicals, Inc. 15,023 4,237,387
a
Axalta Coating Systems Ltd. ... 42,672 1,266,932
Ball Corp. ................. 18,120 1,016,351
CF Industries Holdings, Inc. ... 9,893 910,156
Ecolab, Inc. ................ 10,007 2,696,286
Linde plc .................. 2,157 1,012,021
11,139,133
Real Estate 2.8%
American Tower Corp. , REIT ... 6,795 1,501,831
a
CBRE Group, Inc. , A ......... 8,377 1,173,785
Equinix, Inc. , REIT .......... 1,161 923,541
Host Hotels & Resorts, Inc. , REIT 62,711 963,241
Prologis, Inc. , REIT .......... 37,504 3,942,421
Rayonier, Inc. , REIT ......... 53,610 1,189,070
SBA Communications Corp. , A ,
REIT ................... 5,501 1,291,855
Ventas, Inc. , REIT ........... 39,636 2,503,013
Weyerhaeuser Co. , REIT ..... 46,847 1,203,499
14,692,256
Utilities 1.9%
American Water Works Co., Inc. 48,673 6,770,901
Edison International ......... 63,311 3,266,848
10,037,749
Total Common Stocks
(Cost $ 378,079,467 ) ..............
513,581,208
a a
Shares/
Principal
a
Value
a a a a a
Money Market 0.7%
d,e
JPMorgan Prime Money Market
Fund , 4.470% ............ 3,626,579 $ 3,626,579
(Cost $3,626,579)
a
Total Investments 100 .0%
(Cost $ 381,706,046 ) .............
$517,207,787
f
Other Assets, less Liabilities 0.0% .
100,540
Net Assets 100.0% ...............
$517,308,327
a
Non-income producing security.
b
Security or partial position of this security was on loan as of June 30,
2025. The total market value of securities on loan as of June 30, 2025 was $8,097,513.
c
Broad industry sectors used for financial reporting.
d
Rate shown represents an annualized 7-day yield as of June 30,
2025.
e
Institutional Class shares.
f
Rounds to less than 0.05%.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited), June 30, 2025
Impax Global Sustainable Infrastructure Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 97.6%
Communication Services 12.5%
Elisa OYJ ................. 71,888 $ 3,995,641
KDDI Corp. ................ 133,300 2,288,839
Koninklijke KPN NV ......... 324,681 1,583,856
Tele2 AB , B ................ 179,925 2,626,441
Vodacom Group Ltd. ......... 282,735 2,183,146
12,677,923
Financials 1.1%
Hannover Rueck SE ......... 3,534 1,113,611
Health Care 2.9%
Chemed Corp. ............. 6,054 2,947,874
a
Industrials 27.6%
AECOM .................. 18,088 2,041,412
Canadian Pacific Kansas City Ltd. 24,021 1,908,274
b
Clean Harbors, Inc. .......... 11,871 2,744,338
Hubbell, Inc. , B ............. 5,066 2,069,005
Otis Worldwide Corp. ........ 18,179 1,800,084
Schneider Electric SE ........ 7,982 2,143,046
Spirax Group plc ............ 18,585 1,519,737
Trane Technologies plc ....... 2,933 1,282,923
Union Pacific Corp. .......... 17,770 4,088,522
Voltronic Power Technology Corp. 28,000 1,207,794
Waste Connections, Inc. ...... 17,947 3,351,064
Waste Management, Inc. ...... 14,444 3,305,076
Westinghouse Air Brake
Technologies Corp. ........ 2,437 510,186
27,971,461
Information Technology 4.9%
KLA Corp. ................. 2,317 2,075,430
Microsoft Corp. ............. 3,055 1,519,587
Nemetschek SE ............ 9,159 1,327,989
4,923,006
Materials 3.8%
Linde plc .................. 4,889 2,293,821
Sika AG .................. 5,793 1,576,182
3,870,003
Real Estate 14.2%
American Tower Corp. , REIT ... 14,558 3,217,609
Digital Realty Trust, Inc. , REIT .. 16,836 2,935,020
Keppel DC REIT , REIT ....... 1,671,200 3,063,426
Prologis, Inc. , REIT .......... 23,382 2,457,916
Welltower, Inc. , REIT ......... 17,785 2,734,088
14,408,059
a
Utilities 30.6%
American Water Works Co., Inc. 17,441 2,426,217
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP ,
ADR ................... 94,812 2,083,020
Hydro One Ltd. , Reg S ....... 49,339 1,777,907
Iberdrola SA ............... 166,402 3,201,247
National Grid plc ............ 281,474 4,131,662
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
a
Utilities (continued)
NextEra Energy, Inc. ......... 47,482 $ 3,296,200
Northland Power, Inc. ........ 206,995 3,248,381
Severn Trent plc ............ 83,579 3,140,246
SSE plc .................. 119,855 3,017,966
Veolia Environnement SA ..... 129,253 4,614,575
30,937,421
Total Common Stocks
(Cost $ 83,065,108 ) ...............
98,849,358
Money Market 1.6%
c,d
JPMorgan Prime Money Market
Fund , 4.470% ............ 1,628,846 1,628,846
(Cost $1,628,846)
a
Total Investments 99 .2%
(Cost $ 84,693,954 ) ..............
$100,478,204
Other Assets, less Liabilities 0 .8% .
836,230
Net Assets 100.0% ...............
$101,314,434
a
Broad industry sectors used for financial reporting.
b
Non-income producing security.
c
Rate shown represents an annualized 7-day yield as of June 30, 2025.
d
Institutional Class shares.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited)
Impax Global Sustainable Infrastructure Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Brazil ......................
$ 2,083,020
2.1%
Canada .....................
6,934,562
6.9%
Finland .....................
3,995,641
3.9%
France .....................
4,614,575
4.5%
Germany ...................
2,441,600
2.4%
Japan ......................
2,288,839
2.3%
Netherlands .................
1,583,856
1.6%
Singapore ...................
3,063,426
3.0%
South Africa .................
2,183,146
2.1%
Spain ......................
3,201,247
3.2%
Sweden ....................
2,626,440
2.6%
Switzerland ..................
1,576,182
1.5%
Taiwan .....................
1,207,794
1.2%
United Kingdom ..............
11,809,611
11.7%
United States ................
49,239,419
48.6%
Money Market ................
1,628,846
1.6%
Other assets and liabilities (net)
836,230
0.8%
Total $101,314,434 100.0%

Schedule of Investments (Unaudited), June 30, 2025
Impax Global Opportunities Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.6%
Communication Services 1.4%
KDDI Corp. ................ 108,900 $ 1,869,877
Consumer Discretionary 3.6%
a
Aptiv plc .................. 22,454 1,531,812
eBay, Inc. ................. 43,897 3,268,570
4,800,382
Consumer Staples 4.1%
Jeronimo Martins SGPS SA ... 102,474 2,594,425
Kerry Group plc , A ........... 25,649 2,833,865
5,428,290
Financials 21.4%
Cullen/Frost Bankers, Inc. ..... 25,952 3,335,870
HDFC Bank Ltd. , ADR ........ 43,762 3,355,233
KBC Group NV ............. 36,153 3,731,338
London Stock Exchange Group
plc ..................... 19,620 2,869,370
Marsh & McLennan Cos., Inc. .. 17,921 3,918,247
Mastercard, Inc. , A .......... 9,421 5,294,037
RenaissanceRe Holdings Ltd. .. 13,070 3,174,703
Visa, Inc. , A ................ 7,566 2,686,308
28,365,106
Health Care 17.4%
Alcon AG ................. 43,322 3,841,924
a
Boston Scientific Corp. ....... 46,573 5,002,406
Danaher Corp. ............. 15,233 3,009,127
Haleon plc ................ 588,316 3,023,728
a
Intuitive Surgical, Inc. ........ 4,625 2,513,271
Thermo Fisher Scientific, Inc. .. 6,325 2,564,535
Zoetis, Inc. , A .............. 19,871 3,098,882
23,053,873
Industrials 15.0%
Ashtead Group plc .......... 46,761 2,998,599
Cintas Corp. ............... 14,058 3,133,106
Hubbell, Inc. , B ............. 8,699 3,552,759
Recruit Holdings Co. Ltd. ..... 23,200 1,364,314
Schneider Electric SE ........ 13,066 3,508,024
Wolters Kluwer NV .......... 11,633 1,945,481
Xylem, Inc. ................ 26,398 3,414,845
19,917,128
b
Information Technology 29.7%
Analog Devices, Inc. ......... 11,956 2,845,767
Applied Materials, Inc. ........ 16,175 2,961,157
a
Cadence Design Systems, Inc. . 11,219 3,457,135
Keyence Corp. ............. 8,550 3,418,532
Marvell Technology, Inc. ...... 22,317 1,727,336
Microsoft Corp. ............. 14,654 7,289,046
NVIDIA Corp. .............. 37,733 5,961,437
Oracle Corp. ............... 29,052 6,351,639
a
ServiceNow, Inc. ............ 1,842 1,893,723
TE Connectivity plc .......... 20,012 3,375,424
39,281,196
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Materials 6.0%
Linde plc .................. 11,029 $ 5,174,586
Sika AG .................. 10,322 2,808,451
7,983,037
Total Common Stocks
(Cost $ 94,975,150 ) ...............
130,698,889
Money Market 2.4%
c,d
JPMorgan Prime Money Market
Fund , 4.470% ............ 3,199,113 3,199,113
(Cost $3,199,113)
a
Total Investments 101 .0%
(Cost $ 98,174,263 ) ..............
$133,898,002
Other Assets, less Liabilities ( 1 .0 ) %
(1,284,960)
Net Assets 100.0% ...............
$132,613,042
a
Non-income producing security.
b
Broad industry sectors used for financial reporting.
c
Rate shown represents an annualized 7-day yield as of June 30, 2025.
d
Institutional Class shares.
ADR American Depositary Receipt

Schedule of Investments (Unaudited)
Impax Global Opportunities Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Belgium ....................
$ 3,731,338
2.8%
Bermuda ....................
3,174,703
2.4%
India ......................
3,355,233
2.5%
Ireland .....................
2,833,866
2.1%
Japan ......................
6,652,722
5.0%
Jersey .....................
1,531,812
1.1%
Netherlands .................
1,945,481
1.5%
Portugal ....................
2,594,425
2.0%
Switzerland ..................
6,183,875
4.7%
United Kingdom ..............
5,867,969
4.4%
United States ................
92,827,465
70.1%
Money Market ................
3,199,113
2.4%
Other assets and liabilities (net)
(1,284,960)
-1.0%
Total $132,613,042 100.0%

Schedule of Investments (Unaudited), June 30, 2025
Impax Global Environmental Markets Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Shares/
Principal a Value
a
Common Stocks 98.6%
DIGITAL INFRASTRUCTURE 24.0%
Cloud Computing 11.0%
Delta Electronics, Inc. .......... 2,991,475 $ 42,332,219
Microsoft Corp. ............... 240,117 119,436,597
NVIDIA Corp. ................ 406,739 64,260,695
226,029,511
Efficient IT 13.0%
a
ANSYS, Inc. ................. 86,549 30,397,740
Applied Materials, Inc. .......... 249,083 45,599,625
a
Autodesk, Inc. ................ 124,185 38,443,950
Marvell Technology, Inc. ........ 467,074 36,151,527
MediaTek, Inc. ............... 438,000 18,767,714
a
Synopsys, Inc. ............... 97,409 49,939,646
Taiwan Semiconductor
Manufacturing Co. Ltd. ........ 1,311,000 47,942,423
267,242,625
ENERGY MANAGEMENT & EFFICIENCY 26.8%
Buildings Energy Efficiency 5.7%
A O Smith Corp. .............. 360,055 23,608,806
Carrier Global Corp. ........... 536,886 39,294,686
Sika AG .................... 128,020 34,832,188
Trane Technologies plc ......... 46,669 20,413,487
118,149,167
Industrial Energy Efficiency 14.7%
Air Liquide SA ................ 401,631 82,816,767
Keyence Corp. ............... 85,600 34,225,302
Linde plc .................... 216,742 101,691,012
Spirax Group plc .............. 384,672 31,455,491
Texas Instruments, Inc. ......... 252,882 52,503,361
302,691,933
Smart & Efficient Grids 6.4%
Hubbell, Inc. , B ............... 124,678 50,919,742
a
Itron, Inc. ................... 155,886 20,519,274
Schneider Electric SE .......... 220,848 59,294,353
130,733,369
ENVIRONMENTAL SERVICES & RESOURCES 10.0%
Environmental Testing & Monitoring 7.2%
Agilent Technologies, Inc. ....... 740,655 87,404,697
Veralto Corp. ................. 347,104 35,040,149
a
Waters Corp. ................ 73,008 25,482,712
147,927,558
Finance & Investment 2.8%
RenaissanceRe Holdings Ltd. .... 235,029 57,088,544
RESOURCE EFFICIENCY & WASTE MANAGEMENT 8.7%
General Waste Management 5.1%
Republic Services, Inc. , A ....... 176,779 43,595,469
Waste Management, Inc. ........ 267,136 61,126,060
104,721,529
Resource Circularity & Efficiency 3.6%
Ashtead Group plc ............ 549,121 35,212,969
a a
Shares/
Principal a Value
a
Common Stocks
(continued)
Resource Circularity & Efficiency (continued)
eBay, Inc. ................... 532,302 $ 39,635,207
74,848,176
SUSTAINABLE FOOD & AGRICULTURE 9.7%
Food Safety & Packaging 2.0%
a
Mettler-Toledo International, Inc. .. 35,790 42,043,229
Sustainable Agriculture 5.7%
DSM-Firmenich AG ............ 382,245 40,665,198
Kerry Group plc , A ............. 518,774 57,317,469
Zoetis, Inc. , A ................ 118,201 18,433,446
116,416,113
Technology & Logistics 2.0%
GEA Group AG ............... 601,664 42,176,703
TRANSPORT SOLUTIONS 8.4%
Advanced Road Vehicles & Devices 6.2%
Amphenol Corp. , A ............ 477,773 47,180,084
a
Aptiv plc .................... 414,879 28,303,045
TE Connectivity plc ............ 311,752 52,583,210
128,066,339
Railways 2.2%
Union Pacific Corp. ............ 198,683 45,712,984
WATER INFRASTRUCTURE & TECHNOLOGIES 11.0%
Water Distribution & Infrastructure 6.1%
Ferguson Enterprises, Inc. ...... 176,623 38,675,650
IDEX Corp. .................. 201,702 35,412,820
Xylem, Inc. .................. 400,458 51,803,247
125,891,717
Water Treatment 1.9%
Pentair plc .................. 366,780 37,653,635
Water Utilities 3.0%
Veolia Environnement SA ....... 1,739,847 62,115,803
Total Common Stocks
(Cost $ 1,391,124,199 ) .............
2,029,508,935
—
a a a a
Money Market Funds 1.3%
b,c
JPMorgan Prime Money Market
Fund , 4.470%
(Cost $ 25,744,134 ) .......... 25,744,134 25,744,134
a
Total Investments 99 .9%
(Cost $ 1,416,868,333 ) .............
$2,055,253,069
Other Assets, less Liabilities 0 .1% ..
3,018,054
Net Assets 100.0% ................
$2,058,271,123
a
Non-income producing security.
b
Rate shown represents an annualized 7-day yield as of June 30,
2025.

Schedule of Investments (Unaudited)
Impax Global Environmental Markets Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
c
Institutional Class shares.
Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Bermuda ....................
$ 57,088,544
2.8%
France .....................
144,932,570
7.0%
Germany ...................
42,176,703
2.0%
Ireland .....................
57,317,469
2.8%
Japan ......................
34,225,302
1.7%
Jersey .....................
28,303,045
1.4%
Switzerland ..................
128,080,596
6.2%
Taiwan .....................
109,042,356
5.3%
United Kingdom ..............
66,668,460
3.2%
United States ................
1,361,673,890
66.2%
Money Market ................
25,744,134
1.3%
Other assets and liabilities (net)
3,018,054
0.1%
Total $2,058,271,123 100.0%

Schedule of Investments (Unaudited), June 30, 2025
Impax Global Social Leaders Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 95.8%
Communication Services 1.6%
Vodacom Group Ltd. ......... 4,546 $ 35,102
Consumer Discretionary 19.8%
Autoliv, Inc. ................ 413 46,215
a
Bright Horizons Family Solutions,
Inc. .................... 293 36,212
a
Duolingo, Inc. , A ............ 75 30,752
eBay, Inc. ................. 1,380 102,755
Home Depot, Inc. (The) ....... 82 30,064
a
MercadoLibre, Inc. .......... 27 70,568
a
Mobileye Global, Inc. , A ....... 1,039 18,681
a
On Holding AG , A ........... 684 35,602
Trip.com Group Ltd. ......... 900 52,708
423,557
Consumer Staples 4.4%
Colgate-Palmolive Co. ....... 332 30,179
Danone SA ................ 768 62,840
93,019
Financials 20.8%
a
Adyen NV , Reg S ........... 27 49,586
AIA Group Ltd. ............. 4,300 38,951
Banco Bilbao Vizcaya Argentaria
SA ..................... 2,913 44,855
HDFC Bank Ltd. , ADR ........ 633 48,532
Legal & General Group plc .... 16,386 57,334
Mastercard, Inc. , A .......... 140 78,672
Progressive Corp. (The) ...... 158 42,164
Prudential plc .............. 3,504 43,857
Voya Financial, Inc. .......... 569 40,399
444,350
Health Care 10.6%
Agilent Technologies, Inc. ..... 273 32,217
Alcon AG ................. 580 51,436
a
Boston Scientific Corp. ....... 243 26,101
Haleon plc ................ 7,269 37,360
a
Intuitive Surgical, Inc. ........ 95 51,624
Novo Nordisk A/S , B ......... 406 28,133
226,871
Industrials 8.8%
Experian plc ............... 1,455 75,029
Recruit Holdings Co. Ltd. ..... 1,100 64,687
Wolters Kluwer NV .......... 284 47,496
187,212
Information Technology 24.5%
a
Autodesk, Inc. .............. 143 44,268
Bentley Systems, Inc. , B ...... 889 47,979
Halma plc ................. 2,233 98,150
Intuit, Inc. ................. 87 68,524
NVIDIA Corp. .............. 892 140,927
a
Palo Alto Networks, Inc. ...... 254 51,979
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Information Technology (continued)
a
ServiceNow, Inc. ............ 68 $ 69,909
521,736
Real Estate 5.3%
American Tower Corp. , REIT ... 191 42,215
UNITE Group plc (The) , REIT .. 3,005 35,022
Ventas, Inc. , REIT ........... 577 36,438
113,675
Total Common Stocks
(Cost $ 1,616,904 ) ................
2,045,522
Preferred Stocks 1.6%
Health Care 1.6%
Sartorius AG ............... 134 34,129
(Cost $31,474)
Total Long Term Investments
(Cost $ 1,648,378 ) ................
2,079,651
a
Money Market 3.6%
b,c
JPMorgan Prime Money Market
Fund , 4.470% ............ 76,109 76,109
(Cost $76,109)
a
Total Investments 101 .0%
(Cost $ 1,724,487 ) ...............
$2,155,760
Other Assets, less Liabilities ( 1 .0 ) %
(21,524)
Net Assets 100.0% ...............
$2,134,236
a
Non-income producing security.
b
Rate shown represents an annualized 7-day yield as of June 30,
2025.
c
Institutional Class shares.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited)
Impax Global Social Leaders Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Brazil ......................
$ 70,568
3.3%
China ......................
52,708
2.5%
Denmark ....................
28,133
1.3%
France .....................
62,840
3.0%
Germany ...................
34,130
1.6%
Hong Kong ..................
82,808
3.8%
India ......................
48,532
2.3%
Israel ......................
18,681
0.9%
Japan ......................
64,687
3.1%
Netherlands .................
97,082
4.5%
South Africa .................
35,102
1.6%
Spain ......................
44,855
2.1%
Sweden ....................
46,215
2.1%
Switzerland ..................
35,602
1.7%
United Kingdom ..............
190,506
8.9%
United States ................
1,167,202
54.7%
Money Market ................
76,109
3.6%
Other assets and liabilities (net)
(21,524)
-1.0%
Total $2,134,236 100.0%

Schedule of Investments (Unaudited), June 30, 2025
Impax Ellevate Global Women’s Leadership Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.8%
Communication Services 5.4%
Alphabet, Inc. , A ............ 24,329 $ 4,287,500
Alphabet, Inc. , C ............ 12,218 2,167,351
Auto Trader Group plc , Reg S .. 183,022 2,073,053
Deutsche Telekom AG ........ 166,942 6,110,678
Orange SA ................ 207,855 3,165,255
Publicis Groupe SA .......... 60,061 6,783,576
Vodafone Group plc ......... 3,754,848 4,019,384
Walt Disney Co. (The) ........ 72,840 9,032,888
37,639,685
Consumer Discretionary 13.0%
Accor SA ................. 40,216 2,107,658
a
Amazon.com, Inc. ........... 85,888 18,842,968
Aristocrat Leisure Ltd. ........ 154,970 6,639,658
Best Buy Co., Inc. ........... 67,557 4,535,102
Cie Generale des Etablissements
Michelin SCA ............. 72,607 2,700,561
a
Deckers Outdoor Corp. ....... 20,240 2,086,137
eBay, Inc. ................. 47,854 3,563,209
H & M Hennes & Mauritz AB , B . 153,234 2,158,168
Hermes International SCA ..... 2,531 6,861,201
Kering SA ................. 31,687 6,903,191
a
Lululemon Athletica, Inc. ...... 29,598 7,031,893
Marriott International, Inc. , A ... 26,906 7,350,988
McDonald's Corp. ........... 9,594 2,803,079
Pearson plc ............... 139,019 2,047,890
Starbucks Corp. ............ 81,090 7,430,277
a
Ulta Beauty, Inc. ............ 14,116 6,603,747
Williams-Sonoma, Inc. ....... 12,874 2,103,225
91,768,952
Consumer Staples 7.7%
Coca-Cola Co. (The) ......... 123,874 8,764,086
Diageo plc ................ 142,974 3,605,248
Estee Lauder Cos., Inc. (The) , A 82,971 6,704,057
General Mills, Inc. ........... 90,772 4,702,897
L'Oreal SA ................ 5,998 2,569,264
Pernod Ricard SA ........... 44,511 4,440,032
Procter & Gamble Co. (The) ... 59,001 9,400,039
Target Corp. ............... 71,288 7,032,561
Woolworths Group Ltd. ....... 325,290 6,663,179
53,881,363
Financials 19.8%
Allianz SE ................. 7,135 2,895,622
American Express Co. ....... 15,823 5,047,221
Amundi SA , Reg S .......... 26,037 2,110,450
Aviva plc .................. 350,159 2,976,958
AXA SA ................... 60,377 2,964,815
Bank of New York Mellon Corp.
(The) ................... 60,549 5,516,619
Canadian Imperial Bank of
Commerce ............... 101,725 7,220,663
Citigroup, Inc. .............. 100,089 8,519,576
DNB Bank ASA ............. 239,067 6,611,297
Fifth Third Bancorp .......... 160,017 6,581,499
Hang Seng Bank Ltd. ........ 432,700 6,493,170
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Financials (continued)
JPMorgan Chase & Co. ....... 52,363 $ 15,180,557
National Bank of Canada ..... 68,501 7,068,669
a
PayPal Holdings, Inc. ........ 58,693 4,362,064
Progressive Corp. (The) ...... 27,880 7,440,057
Prudential Financial, Inc. ...... 64,536 6,933,748
Royal Bank of Canada ....... 38,373 5,057,318
S&P Global, Inc. ............ 5,355 2,823,638
Standard Chartered plc ....... 423,776 7,012,877
State Street Corp. ........... 66,531 7,074,907
Sun Life Financial, Inc. ....... 104,984 6,985,570
Westpac Banking Corp. ....... 310,873 6,928,280
Willis Towers Watson plc ...... 18,844 5,775,686
139,581,261
Health Care 12.3%
AstraZeneca plc ............ 60,653 8,441,028
a
Biogen, Inc. ............... 33,526 4,210,530
Bristol-Myers Squibb Co. ...... 122,921 5,690,013
Cardinal Health, Inc. ......... 41,688 7,003,584
Elevance Health, Inc. ........ 16,493 6,415,117
Eli Lilly & Co. .............. 13,589 10,593,033
Gilead Sciences, Inc. ........ 73,124 8,107,258
GSK plc .................. 356,713 6,801,258
Johnson & Johnson ......... 60,809 9,288,575
Merck & Co., Inc. ........... 36,369 2,878,970
Novo Nordisk A/S , B ......... 51,139 3,543,629
Stryker Corp. .............. 5,984 2,367,450
a
Vertex Pharmaceuticals, Inc. ... 4,622 2,057,714
a
Waters Corp. .............. 5,950 2,076,788
Zoetis, Inc. , A .............. 45,441 7,086,524
86,561,471
Industrials 8.5%
Booz Allen Hamilton Holding
Corp. , A ................. 20,189 2,102,281
Cie de Saint-Gobain SA ...... 60,683 7,128,750
Cummins, Inc. .............. 21,727 7,115,592
Otis Worldwide Corp. ........ 71,083 7,038,639
Schneider Electric SE ........ 30,781 8,264,234
Stantec, Inc. ............... 50,284 5,471,327
Thomson Reuters Corp. ...... 11,861 2,385,178
Veralto Corp. ............... 67,874 6,851,880
Wolters Kluwer NV .......... 40,081 6,703,071
WW Grainger, Inc. ........... 6,595 6,860,383
59,921,335
b
Information Technology 28.7%
Accenture plc , A ............ 25,703 7,682,370
a
ANSYS, Inc. ............... 6,527 2,292,413
Apple, Inc. ................ 133,085 27,305,049
a
Autodesk, Inc. .............. 24,454 7,570,225
Broadcom, Inc. ............. 67,801 18,689,346
CDW Corp. ................ 37,693 6,731,593
Cisco Systems, Inc. ......... 121,075 8,400,183
Halma plc ................. 153,142 6,731,222
Hewlett Packard Enterprise Co. . 374,660 7,661,797
HP, Inc. ................... 228,481 5,588,645

Schedule of Investments (Unaudited)
Impax Ellevate Global Women’s Leadership Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
b
Information Technology (continued)
Intuit, Inc. ................. 11,251 $ 8,861,625
Microsoft Corp. ............. 69,681 34,660,026
NVIDIA Corp. .............. 280,289 44,282,859
Salesforce, Inc. ............. 15,850 4,322,137
a
ServiceNow, Inc. ............ 2,458 2,527,021
Texas Instruments, Inc. ....... 11,714 2,432,061
a
Xero Ltd. .................. 52,266 6,184,597
201,923,169
Materials 1.2%
Fortescue Ltd. .............. 591,057 5,941,442
Yara International ASA ....... 66,154 2,441,260
8,382,702
Utilities 2.2%
American Water Works Co., Inc. 44,692 6,217,104
Edison International ......... 110,929 5,723,936
National Grid plc ............ 230,753 3,387,146
15,328,186
Total Common Stocks
(Cost $ 501,224,072 ) ..............
694,988,124
Money Market 1.0%
c,d
JPMorgan Prime Money Market
Fund , 4.470% ............ 7,036,634 7,036,634
(Cost $7,036,634)
a
Total Investments 99 .8%
(Cost $ 508,260,706 ) .............
$702,024,758
Other Assets, less Liabilities 0 .2% .
1,151,465
Net Assets 100.0% ...............
$703,176,223
a
Non-income producing security.
b
Broad industry sectors used for financial reporting.
c
Rate shown represents an annualized 7-day yield as of June 30, 2025.
d
Institutional Class shares.

Schedule of Investments (Unaudited)
Impax Ellevate Global Women’s Leadership Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Australia ....................
$ 26,172,558
3.7%
Brazil ......................
2,441,260
0.4%
Canada .....................
34,188,726
4.8%
Denmark ....................
3,543,628
0.5%
France .....................
47,734,754
6.8%
Germany ...................
9,006,301
1.3%
Hong Kong ..................
6,493,170
0.9%
Ireland .....................
7,682,370
1.1%
Netherlands .................
6,703,071
0.9%
New Zealand ................
6,184,597
0.9%
Norway .....................
6,611,297
1.0%
Sweden ....................
2,158,168
0.3%
United Kingdom ..............
40,294,805
5.7%
United States ................
495,773,419
70.5%
Money Market ................
7,036,634
1.0%
Other assets and liabilities (net)
1,151,465
0.2%
Total $703,176,223 100.0%

Schedule of Investments (Unaudited), June 30, 2025
Impax International Sustainable Economy Fund
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 97.4%
Australia 5.5%
ANZ Group Holdings Ltd. ....... 724,720 $ 13,897,800
Aristocrat Leisure Ltd. .......... 370,074 15,855,744
Coles Group Ltd. .............. 421,985 5,786,309
Goodman Group , REIT ......... 142,672 3,216,486
GPT Group (The) , REIT ........ 872,000 2,783,923
QBE Insurance Group Ltd. ...... 1,302,084 20,050,957
REA Group Ltd. ............... 47,995 7,600,434
Suncorp Group Ltd. ............ 307,102 4,376,708
Transurban Group ............. 857,438 7,889,254
81,457,615
Austria 0.8%
Mondi plc ................... 350,563 5,728,380
Verbund AG ................. 71,872 5,521,670
11,250,050
Belgium 0.9%
KBC Group NV ............... 126,847 13,091,831
Denmark 2.0%
Novo Nordisk A/S , B ........... 283,987 19,678,609
a
Orsted A/S , Reg S ............. 166,639 7,178,579
Tryg A/S .................... 110,492 2,856,351
29,713,539
Finland 0.6%
Sampo OYJ , A ............... 762,784 8,209,466
France 8.9%
Air Liquide SA ................ 13,493 2,782,272
AXA SA ..................... 462,951 22,733,228
BNP Paribas SA .............. 297,555 26,691,192
Carrefour SA ................. 864,062 12,188,659
Credit Agricole SA ............. 790,636 14,957,480
Danone SA .................. 85,685 7,011,032
Dassault Systemes SE ......... 443,081 16,057,977
Eurazeo SE ................. 40,837 2,919,548
FDJ Ultd. , Reg S .............. 74,153 2,909,788
Hermes International SCA ....... 2,187 5,928,663
L'Oreal SA .................. 34,497 14,776,911
Unibail-Rodamco-Westfield , REIT . 29,640 2,849,222
131,805,972
Germany 10.2%
Allianz SE ................... 41,536 16,856,702
Beiersdorf AG ................ 34,050 4,280,016
Deutsche Boerse AG ........... 15,036 4,912,104
Fresenius Medical Care AG ...... 52,415 3,011,513
GEA Group AG ............... 41,531 2,911,327
Infineon Technologies AG ....... 626,453 26,732,031
Knorr-Bremse AG ............. 30,214 2,930,666
Mercedes-Benz Group AG ...... 347,496 20,245,173
Merck KGaA ................. 121,675 15,776,180
Muenchener Rueckversicherungs-
Gesellschaft AG ............. 30,615 19,879,375
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Germany (continued)
Siemens AG ................. 125,943 $ 32,349,492
149,884,579
Hong Kong 2.0%
AIA Group Ltd. ............... 2,416,600 21,890,635
Hong Kong Exchanges & Clearing
Ltd. ...................... 63,800 3,431,583
MTR Corp. Ltd. ............... 1,405,999 5,055,826
30,378,044
Ireland 0.2%
Bank of Ireland Group plc ....... 205,472 2,928,002
Italy 3.8%
Enel SpA ................... 845,089 8,020,491
Generali .................... 611,804 21,762,799
Intesa Sanpaolo SpA ........... 3,398,607 19,577,371
Moncler SpA ................. 56,652 3,231,516
a
Telecom Italia SpA ............ 6,005,135 2,967,233
55,559,410
Japan 21.2%
Aeon Co. Ltd. ................ 205,900 6,311,411
Chugai Pharmaceutical Co. Ltd. .. 55,800 2,913,755
Daifuku Co. Ltd. .............. 186,400 4,795,317
Daiichi Sankyo Co. Ltd. ......... 875,900 20,292,944
Daiwa House Industry Co. Ltd. ... 93,200 3,202,614
FANUC Corp. ................ 303,900 8,250,061
FUJIFILM Holdings Corp. ....... 209,600 4,539,011
Fujitsu Ltd. .................. 1,002,700 24,324,883
Hitachi Ltd. .................. 1,103,500 32,072,514
Hoya Corp. .................. 61,500 7,303,870
Kao Corp. ................... 112,400 5,036,150
KDDI Corp. .................. 1,240,200 21,294,961
Kirin Holdings Co. Ltd. ......... 198,100 2,776,100
Mitsubishi Chemical Group Corp. . 922,500 4,848,682
Mitsubishi Estate Co. Ltd. ....... 207,600 3,891,902
NEC Corp. .................. 752,000 21,939,640
Nitto Denko Corp. ............. 155,200 2,997,141
Nomura Holdings, Inc. .......... 488,400 3,218,411
Nomura Research Institute Ltd. ... 124,000 4,959,679
ORIX Corp. .................. 562,000 12,682,473
Panasonic Holdings Corp. ....... 295,500 3,161,650
Recruit Holdings Co. Ltd. ....... 104,300 6,133,532
Seiko Epson Corp. ............ 218,600 2,872,981
Sekisui Chemical Co. Ltd. ....... 249,400 4,516,805
Seven & i Holdings Co. Ltd. ...... 354,700 5,709,013
SoftBank Corp. ............... 13,802,000 21,378,630
Sompo Holdings, Inc. .......... 182,400 5,496,588
Sony Group Corp. ............. 878,600 22,843,887
Tokio Marine Holdings, Inc. ...... 137,900 5,844,347
Tokyo Electron Ltd. ............ 132,900 25,451,608
Yamaha Motor Co. Ltd. ......... 837,300 6,265,579
Yokogawa Electric Corp. ........ 250,000 6,678,465
314,004,604

Schedule of Investments (Unaudited)
Impax International Sustainable Economy Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Netherlands 4.9%
ASML Holding NV ............. 56,811 $ 45,524,747
ASR Nederland NV ............ 44,731 2,972,177
ING Groep NV ............... 221,054 4,844,993
Koninklijke Ahold Delhaize NV .... 256,461 10,711,466
Wolters Kluwer NV ............ 49,199 8,227,948
72,281,331
New Zealand 0.4%
a
Xero Ltd. .................... 50,943 6,028,048
Norway 0.5%
Norsk Hydro ASA ............. 599,692 3,434,076
Telenor ASA ................. 251,372 3,914,414
7,348,490
Portugal 1.2%
EDP SA .................... 3,225,168 14,011,027
Jeronimo Martins SGPS SA ..... 131,795 3,336,770
17,347,797
Singapore 1.0%
United Overseas Bank Ltd. ...... 542,500 15,354,766
Spain 3.4%
ACS Actividades de Construccion y
Servicios SA ............... 215,140 14,953,867
CaixaBank SA ................ 331,267 2,870,366
Cellnex Telecom SA , Reg S ...... 75,920 2,956,191
Iberdrola SA ................. 1,568,775 30,180,141
50,960,565
Sweden 0.9%
Alfa Laval AB ................ 73,361 3,089,865
Assa Abloy AB , B ............. 239,914 7,500,586
SKF AB , B .................. 128,933 2,961,630
13,552,081
Switzerland 6.4%
ABB Ltd. .................... 400,109 23,978,068
Kuehne + Nagel International AG . 20,301 4,396,035
Logitech International SA ....... 136,722 12,398,565
Lonza Group AG .............. 13,110 9,375,793
SGS SA .................... 27,465 2,788,677
Sika AG .................... 34,865 9,486,207
Sonova Holding AG ............ 46,911 13,990,056
Swisscom AG ................ 13,793 9,794,250
Zurich Insurance Group AG ...... 12,172 8,517,031
94,724,682
United Kingdom 13.9%
3i Group plc ................. 173,002 9,790,566
AstraZeneca plc .............. 261,713 36,422,380
Auto Trader Group plc , Reg S .... 544,937 6,172,390
Barratt Redrow plc ............ 2,027,020 12,693,183
HSBC Holdings plc ............ 2,852,924 34,509,515
Informa plc .................. 643,966 7,129,477
J Sainsbury plc ............... 1,637,389 6,516,587
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
United Kingdom (continued)
Legal & General Group plc ...... 824,873 $ 2,886,180
National Grid plc .............. 1,137,552 16,697,743
Reckitt Benckiser Group plc ..... 142,835 9,730,921
RELX plc ................... 496,791 26,924,920
Spirax Group plc .............. 69,926 5,718,006
SSE plc .................... 376,421 9,478,334
Standard Chartered plc ......... 179,798 2,975,396
Tesco plc ................... 2,355,992 12,989,817
Vodafone Group plc ........... 4,581,492 4,904,267
205,539,682
United States 8.7%
a
Amrize Ltd. .................. 106,288 5,302,009
CSL Ltd. .................... 71,200 11,246,797
GSK plc .................... 144,260 2,750,529
Holcim AG .................. 106,288 7,892,856
a
James Hardie Industries plc , CDI . 226,482 6,081,795
Novartis AG ................. 316,954 38,470,960
Schneider Electric SE .......... 111,109 29,831,088
Swiss Re AG ................. 152,084 26,308,571
127,884,605
Total Common Stocks
(Cost $ 1,126,121,334 ) .............
1,439,305,159
Money Market 1.7%
b,c
JPMorgan Prime Money Market
Fund , 4.470% .............. 25,537,224 25,537,224
(Cost $25,537,224)
a
Total Investments 99 .1%
(Cost $ 1,151,658,558 ) .............
$1,464,842,383
Other Assets, less Liabilities 0 .9% ..
12,653,357
Net Assets 100.0% ................
$1,477,495,740
a
Non-income producing security.
b
Rate shown represents an annualized 7-day yield as of June 30,
2025.
c
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited)
Impax International Sustainable Economy Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Summary Of Investments by Sector
Sector Value
Percent of
Net Assets
Communication Services ........
$ 88,112,247
5.9%
Consumer Discretionary ........
93,135,183
6.3%
Consumer Staples ............
107,161,162
7.2%
Financials ...................
379,294,511
25.7%
Health Care .................
181,233,386
12.3%
Industrials ...................
237,275,484
16.0%
Information Technology .........
197,507,635
13.4%
Materials ....................
48,553,418
3.3%
Real Estate ..................
15,944,148
1.1%
Utilities .....................
91,087,985
6.2%
Money Market ................
25,537,224
1.7%
Other assets and liabilities (net)
12,653,357
0.9%
Total $1,477,495,740 100.0%

Schedule of Investments (Unaudited), June 30, 2025
Impax Core Bond Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Shares/
Principal
a
Value
a a a a a
Investment Companies 0.4%
a
iShares iBoxx $ High Yield
Corporate Bond ETF ....... 40,000 $ 3,226,000
(Cost $3,168,153)
BONDS: 98.3%
b
Community Investment Notes 0.0%
b
Financials 0.0%
c ,d
CEI Investments LLC , 4.000%,
10/31/25 ................ 323,622 323,622
d
Envest Microfinance Cooperative ,
c
4.000%, 10/24/25 ......... 150,000 150,000
4.000%, 4/20/26 .......... 250,000 247,232
720,854
Total Community Investment Notes
(Cost $ 723,622 ) .................
720,854
Corporate Bonds 28 .0%
Communication Services 3.9%
AT&T, Inc. ,
5.400%, 2/15/34 .......... 2,750,000 2,829,575
4.350%, 6/15/45 .......... 3,250,000 2,696,358
4.750%, 5/15/46 .......... 775,000 677,257
3.500%, 9/15/53 .......... 1,000,000 677,387
Charter Communications
Operating LLC / Charter
Communications Operating
Capital Corp. , 6.384%, 10/23/35 1,400,000 1,471,140
e
Cogent Communications Group
LLC , 144A, 7.000%, 6/15/27 . 500,000 502,741
Comcast Corp. ,
4.600%, 10/15/38 ......... 2,750,000 2,548,098
5.350%, 5/15/53 .......... 1,200,000 1,112,703
Netflix, Inc. , 4.900%, 8/15/34 ...
2,500,000 2,549,348
e
Sirius XM Radio LLC , 144A,
4.125%, 7/01/30 ........... 2,000,000 1,845,329
Sprint Capital Corp. , 8.750%,
3/15/32 ................. 2,500,000 3,034,133
T-Mobile USA, Inc. ,
5.300%, 5/15/35 .......... 1,000,000 1,012,915
4.375%, 4/15/40 .......... 3,500,000 3,103,195
Verizon Communications, Inc. ,
2.550%, 3/21/31 .......... 2,000,000 1,794,399
5.250%, 4/02/35 .......... 1,000,000 1,008,710
4.812%, 3/15/39 .......... 3,500,000 3,286,328
2.650%, 11/20/40 ......... 600,000 423,562
3.400%, 3/22/41 .......... 600,000 463,064
3.550%, 3/22/51 .......... 500,000 357,782
Walt Disney Co. (The) , 4.750%,
9/15/44 ................. 1,500,000 1,362,850
32,756,874
Consumer Discretionary 0.9%
Amazon.com, Inc. ,
2.875%, 5/12/41 .......... 800,000 597,423
2.500%, 6/03/50 .......... 1,000,000 601,584
a a
Shares/
Principal
a
Value
a a a a
Consumer Discretionary (continued)
American University (The) , 2019 ,
3.672%, 4/01/49 ........... 1,000,000 $ 750,509
Aptiv Swiss Holdings Ltd. ,
5.150%, 9/13/34 ........... 1,300,000 1,255,541
Lowe's Cos., Inc. ,
5.000%, 4/15/33 .......... 2,250,000 2,275,657
2.800%, 9/15/41 .......... 750,000 524,361
5.750%, 7/01/53 .......... 750,000 733,988
Massachusetts Institute of
Technology , 3.067%, 4/01/52 . 700,000 465,786
Toyota Motor Corp. , 5.275%,
7/13/26 ................. 500,000 504,741
7,709,590
Consumer Staples 0.8%
Church & Dwight Co., Inc. ,
3.950%, 8/01/47 ........... 1,500,000 1,174,626
Haleon US Capital LLC , 3.625%,
3/24/32 ................. 2,250,000 2,105,952
Kraft Heinz Foods Co. , 5.000%,
6/04/42 ................. 2,000,000 1,805,417
Kroger Co. (The) , 5.500%,
9/15/54 ................. 2,000,000 1,899,841
6,985,836
Financials 9.5%
e
200 Park Funding Trust , 144A,
5.740%, 2/15/55 ........... 1,000,000 987,470
ACE Capital Trust II , 9.700%,
4/01/30 ................. 500,000 596,424
Aflac, Inc. , 3.600%, 4/01/30 ....
1,000,000 971,774
Allstate Corp. (The) , 5.050%,
6/24/29 ................. 2,000,000 2,053,763
Aon North America, Inc. , 5.450%,
3/01/34 ................. 2,000,000 2,055,448
Assured Guaranty US Holdings,
Inc. ,
6.125%, 9/15/28 .......... 750,000 788,780
3.150%, 6/15/31 .......... 1,000,000 924,863
Bank of America Corp. ,
2.572% to 10/19/31, FRN
thereafter , 10/20/32 ........ 3,750,000 3,306,082
5.872% to 9/14/33, FRN
thereafter , 9/15/34 ......... 2,500,000 2,639,087
5.468% to 1/22/34, FRN
thereafter , 1/23/35 ......... 2,000,000 2,055,453
Bank of Montreal , 4.64% to
9/09/29, FRN thereafter , 9/10/30 2,000,000 2,017,095
BlueHub Loan Fund, Inc. , 2020 ,
2.890%, 1/01/27 ........... 1,000,000 970,349
Chubb INA Holdings LLC ,
5.000%, 3/15/34 .......... 1,500,000 1,528,987
4.350%, 11/03/45 ......... 250,000 216,554
Citigroup, Inc. , 2.572% to 6/02/30,
FRN thereafter , 6/03/31 ..... 2,000,000 1,814,333

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Shares/
Principal
a
Value
a a a a
Financials (continued)
Citizens Financial Group, Inc. ,
5.841% to 1/22/29, FRN
thereafter , 1/23/30 ......... 2,000,000 $ 2,071,921
5.253% to 3/04/30, FRN
thereafter , 3/05/31 ......... 2,500,000 2,534,056
Corebridge Financial, Inc. ,
5.750%, 1/15/34 ........... 1,500,000 1,559,384
e
Corebridge Global Funding ,
Secured Note , 144A, 4.900%,
1/07/28 ................. 1,000,000 1,015,539
Fiserv, Inc. , 5.375%, 8/21/28 ...
4,600,000 4,731,373
Goldman Sachs Group, Inc.
(The) , 4.692% to 10/22/29, FRN
thereafter , 10/23/30 ........ 2,000,000 2,006,449
HA Sustainable Infrastructure
Capital, Inc. , 6.150%, 1/15/31 1,500,000 1,519,250
e
HAT Holdings I LLC / HAT
Holdings II LLC , 144A, 8.000%,
6/15/27 ................. 405,000 422,447
e
High Street Funding Trust III ,
144A, 5.807%, 2/15/55 ...... 1,000,000 971,281
John Deere Capital Corp. ,
2.000%, 6/17/31 .......... 250,000 219,217
I , 4.550%, 6/05/30 ......... 250,000 252,390
JPMorgan Chase & Co. ,
2.947% to 2/23/27, FRN
thereafter , 2/24/28 ......... 1,000,000 977,475
5.581% to 4/21/29, FRN
thereafter , 4/22/30 ......... 1,000,000 1,038,549
4.603% to 10/21/29, FRN
thereafter , 10/22/30 ........ 500,000 501,805
5.336% to 1/22/34, FRN
thereafter , 1/23/35 ......... 1,000,000 1,024,025
5.766% to 4/21/34, FRN
thereafter , 4/22/35 ......... 2,500,000 2,627,506
5.294% to 7/21/34, FRN
thereafter , 7/22/35 ......... 3,000,000 3,054,100
M&T Bank Corp. , 5.179% to
7/07/30, FRN thereafter , 7/08/31 2,000,000 2,033,670
MetLife, Inc. ,
4.875%, 11/13/43 ......... 1,000,000 918,245
5.250%, 1/15/54 .......... 1,000,000 942,694
Morgan Stanley ,
5.652% to 4/12/27, FRN
thereafter , 4/13/28 ......... 2,000,000 2,045,191
4.654% to 10/17/29, FRN
thereafter , 10/18/30 ........ 3,000,000 3,006,302
5.664% to 4/16/35, FRN
thereafter , 4/17/36 ......... 500,000 518,318
Morgan Stanley Bank NA , 4.968%
to 7/13/27, FRN thereafter ,
7/14/28 ................. 1,000,000 1,012,177
Nasdaq, Inc. ,
5.350%, 6/28/28 .......... 441,000 454,185
5.550%, 2/15/34 .......... 871,000 907,844
NatWest Group plc , 4.964% to
8/14/29, FRN thereafter , 8/15/30 1,000,000 1,011,798
a a
Shares/
Principal
a
Value
a a a a
Financials (continued)
OneMain Finance Corp. , 3.500%,
1/15/27 ................. 1,000,000 $ 979,654
PNC Financial Services Group,
Inc. (The) , 4.812% to 10/20/31,
FRN thereafter , 10/21/32 .... 2,600,000 2,606,793
Principal Financial Group, Inc. ,
5.375%, 3/15/33 ........... 1,000,000 1,029,114
Progressive Corp. (The) , 3.200%,
3/26/30 ................. 1,500,000 1,432,155
Prudential Financial, Inc. , 5.800%,
11/16/41 ................ 1,000,000 998,247
e
Ryan Specialty LLC , 144A,
5.875%, 8/01/32 ........... 1,000,000 1,008,506
Travelers Cos., Inc. (The) ,
5.450%, 5/25/53 ........... 1,000,000 979,240
Unum Group , 6.000%, 6/15/54 .
1,000,000 987,677
Wells Fargo & Co. ,
3.35% to 3/01/32, FRN
thereafter , 3/02/33 ......... 2,250,000 2,055,438
5.499% to 1/22/34, FRN
thereafter , 1/23/35 ......... 4,000,000 4,103,674
e
WLB Asset VI Pte. Ltd. , 144A,
7.250%, 12/21/27 .......... 1,000,000 1,043,458
79,527,609
Health Care 2.6%
AbbVie, Inc. ,
5.050%, 3/15/34 .......... 1,000,000 1,018,542
4.250%, 11/21/49 ......... 1,500,000 1,236,584
5.400%, 3/15/54 .......... 500,000 486,529
Agilent Technologies, Inc. ,
4.750%, 9/09/34 ........... 2,000,000 1,969,159
Amgen, Inc. ,
4.200%, 3/01/33 .......... 500,000 480,137
6.400%, 2/01/39 .......... 2,000,000 2,183,714
e
Avantor Funding, Inc. , 144A,
4.625%, 7/15/28 ........... 1,000,000 982,679
CVS Health Corp. , 4.780%,
3/25/38 ................. 2,000,000 1,836,682
Elevance Health, Inc. ,
1.500%, 3/15/26 .......... 500,000 489,575
2.250%, 5/15/30 .......... 1,000,000 903,007
5.650%, 6/15/54 .......... 1,000,000 961,995
HCA, Inc. ,
5.500%, 3/01/32 .......... 1,500,000 1,548,844
7.500%, 11/06/33 ......... 1,000,000 1,143,154
Kaiser Foundation Hospitals ,
2021 , 2.810%, 6/01/41 ...... 1,000,000 714,398
Laboratory Corp. of America
Holdings , 4.350%, 4/01/30 ... 1,500,000 1,490,367
Novant Health, Inc. , 2.637%,
11/01/36 ................ 1,500,000 1,176,469
Seattle Children's Hospital , 2021 ,
1.208%, 10/01/27 .......... 1,000,000 936,890
Zoetis, Inc. ,
3.900%, 8/20/28 .......... 1,000,000 993,552

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Shares/
Principal
a
Value
a a a a
Health Care (continued)
Zoetis, Inc., (continued)
5.600%, 11/16/32 ......... 1,000,000 $ 1,056,464
21,608,741
Industrials 2.5%
AGCO Corp. , 5.450%, 3/21/27 .
2,000,000 2,025,451
American Museum of Natural
History (The) , 2021 , 3.121%,
7/15/52 ................. 750,000 498,491
Burlington Northern Santa Fe
LLC , 5.500%, 3/15/55 ...... 1,000,000 991,364
California Endowment (The) ,
2021 , 2.498%, 4/01/51 ...... 1,000,000 581,539
Capital Impact Partners , 4.800%,
3/15/26 ................. 500,000 497,174
Carrier Global Corp. , 3.377%,
4/05/40 ................. 1,000,000 794,244
e
Clean Harbors, Inc. , 144A,
6.375%, 2/01/31 ........... 1,000,000 1,025,258
CNH Industrial Capital LLC ,
4.750%, 3/21/28 ........... 800,000 806,157
a
Concentrix Corp. , 6.600%,
8/02/28 ................. 2,000,000 2,099,027
Cummins, Inc. , 7.125%, 3/01/28
1,000,000 1,070,158
e
Esab Corp. , 144A, 6.250%,
4/15/29 ................. 1,000,000 1,025,111
Local Initiatives Support Corp. ,
1.000%, 11/15/25 .......... 1,000,000 981,535
Nature Conservancy (The) ,
A , 1.861%, 7/01/33 ........ 266,000 208,451
A , 3.957%, 3/01/52 ........ 750,000 583,573
Norfolk Southern Corp. ,
2.300%, 5/15/31 .......... 1,000,000 889,496
5.100%, 5/01/35 .......... 250,000 251,361
5.350%, 8/01/54 .......... 750,000 716,987
nVent Finance SARL , 2.750%,
11/15/31 ................ 1,000,000 870,399
Pentair Finance SARL , 5.900%,
7/15/32 ................. 1,705,000 1,782,493
Republic Services, Inc. , 3.050%,
3/01/50 ................. 1,500,000 1,008,196
Rockwell Automation, Inc. ,
1.750%, 8/15/31 ........... 2,000,000 1,719,712
e
WK Kellogg Foundation Trust ,
144A, 2.443%, 10/01/50 ..... 1,000,000 590,248
21,016,425
Information Technology 2.1%
Broadcom, Inc. , 5.200%, 4/15/32
3,700,000 3,806,460
Cisco Systems, Inc. , 5.900%,
2/15/39 ................. 3,500,000 3,766,073
Hewlett Packard Enterprise Co. ,
4.550%, 10/15/29 .......... 1,500,000 1,492,845
Kyndryl Holdings, Inc. , 6.350%,
2/20/34 ................. 1,500,000 1,603,257
Microsoft Corp. , 2.525%, 6/01/50
2,000,000 1,237,087
a a
Shares/
Principal
a
Value
a a a a
Information Technology (continued)
NXP BV / NXP Funding LLC ,
5.550%, 12/01/28 .......... 2,000,000 $ 2,066,122
e
Seagate Data Storage Technology
Pte. Ltd. , 144A, 5.875%,
7/15/30 ................. 2,000,000 2,034,858
Vontier Corp. , 2.950%, 4/01/31 .
1,500,000 1,341,722
17,348,424
Materials 0.2%
Steel Dynamics, Inc. ,
5.250%, 5/15/35 .......... 1,500,000 1,502,246
5.750%, 5/15/55 .......... 500,000 485,127
1,987,373
Real Estate 1.4%
American Tower Corp. , 5.900%,
11/15/33 ................ 3,250,000 3,431,542
Brixmor Operating Partnership LP ,
5.200%, 4/01/32 ........... 1,500,000 1,512,744
Century Housing Corp. ,
4.500%, 2/15/26 .......... 1,000,000 1,000,207
4.650%, 3/15/26 .......... 500,000 500,266
Equinix Europe 2 Financing Corp.
LLC , 5.500%, 6/15/34 ...... 1,000,000 1,024,637
Kimco Realty OP LLC , 4.600%,
2/01/33 ................. 2,750,000 2,712,210
Welltower OP LLC , 6.500%,
3/15/41 ................. 1,549,000 1,709,683
11,891,289
Utilities 4.1%
AES Corp. (The) ,
5.450%, 6/01/28 .......... 1,000,000 1,022,151
5.800%, 3/15/32 .......... 500,000 507,914
American Water Capital Corp. ,
5.250%, 3/01/35 ........... 2,500,000 2,534,557
Consolidated Edison Co. of New
York, Inc. , 5.125%, 3/15/35 .. 2,000,000 2,027,107
DTE Electric Co. ,
5.250%, 5/15/35 .......... 500,000 509,356
3.950%, 3/01/49 .......... 500,000 394,220
A , 1.900%, 4/01/28 ........ 1,500,000 1,415,913
Florida Power & Light Co. ,
5.600%, 6/15/54 ........... 1,000,000 996,716
Georgia Power Co. , A , 3.250%,
3/15/51 ................. 1,000,000 686,717
MidAmerican Energy Co. ,
3.650%, 4/15/29 .......... 1,000,000 981,416
2.700%, 8/01/52 .......... 2,000,000 1,239,915
e
Niagara Mohawk Power Corp. ,
144A, 4.647%, 10/03/30 .... 500,000 500,000
144A, 5.783%, 9/16/52 ..... 2,000,000 1,958,757
NiSource, Inc. , 5.350%, 7/15/35
2,000,000 2,017,168
Northern States Power Co. ,
5.400%, 3/15/54 ........... 2,000,000 1,932,310

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Shares/
Principal
a
Value
a a a a
Utilities (continued)
NSTAR Electric Co. ,
4.850%, 3/01/30 .......... 1,000,000 $ 1,017,424
5.200%, 3/01/35 .......... 2,000,000 2,015,160
PG&E Energy Recovery Funding
LLC , A-3 , 2.822%, 7/15/46 ... 750,000 526,668
PG&E Recovery Funding LLC ,
A-2 , 5.256%, 1/15/38 ...... 1,000,000 1,007,803
A-3 , 5.536%, 7/15/47 ...... 2,625,000 2,558,786
SCE Recovery Funding LLC ,
A-1 , 4.697%, 6/15/40 ...... 2,027,719 1,974,183
A-2 , 2.943%, 11/15/42 ...... 1,450,000 1,173,509
A-2 , 5.112%, 12/15/47 ...... 880,000 822,934
Southern Power Co. ,
4.150%, 12/01/25 ......... 1,000,000 999,361
0.900%, 1/15/26 .......... 500,000 489,584
Southwestern Public Service Co. ,
6.000%, 6/01/54 ........... 1,000,000 1,009,724
Union Electric Co. ,
5.250%, 4/15/35 .......... 1,000,000 1,021,710
5.125%, 3/15/55 .......... 1,500,000 1,388,921
34,729,984
Total Corporate Bonds
(Cost $ 239,186,392 ) ..............
235,562,145
Foreign Government and Agency Securities 2.1%
e
BNG Bank NV , 144A, 0.500%,
11/24/25 ................ 250,000 246,154
e
Caisse d'Amortissement de la
Dette Sociale , 144A, 1.375%,
1/20/31 ................. 3,000,000 2,599,763
e
Kommunalbanken A/S ,
144A, 4.625%, 10/24/25 ..... 500,000 500,191
144A, 1.125%, 10/26/26 ..... 1,500,000 1,445,694
144A, 1.125%, 6/14/30 ...... 1,000,000 874,542
144A, 4.125%, 8/29/30 ...... 1,000,000 1,011,397
f
144A, FRN , 4.742%, ( SOFR
Index + 0.410% ), 4/09/29 .... 1,000,000 1,000,345
e
Kommuninvest I Sverige AB ,
144A, 4.000%, 11/29/28 ..... 1,000,000 1,006,934
Kreditanstalt fuer Wiederaufbau ,
0.375%, 7/18/25 ........... 1,000,000 998,109
0.625%, 1/22/26 ........... 3,000,000 2,941,997
4.625%, 3/18/30 ........... 3,000,000 3,108,945
3.750%, 7/15/30 ........... 600,000 598,556
e
Ontario Teachers' Finance Trust ,
144A, 1.250%, 9/27/30 ...... 1,000,000 869,540
Total Foreign Government and
Agency Securities
(Cost $ 17,613,438 ) ...............
17,202,167
U.S. Government and Agency Securities 24.1%
FFCB Funding Corp. ,
1.000%, 10/07/26 .......... 3,000,000 2,889,832
4.410%, 1/28/27 ........... 2,000,000 1,998,127
1.850%, 3/28/30 ........... 1,095,000 993,827
a a
Shares/
Principal
a
Value
a a a a
U.S. Government and Agency Securities
(continued)
FFCB Funding Corp., (continued)
2.020%, 4/01/31 ........... 780,000 $ 692,430
1.880%, 6/16/31 ........... 1,220,000 1,072,200
2.500%, 4/14/36 ........... 3,000,000 2,459,892
FHLB ,
0.520%, 2/12/26 ........... 500,000 488,909
2.000%, 3/25/30 ........... 1,666,667 1,521,346
U.S. Treasury Bonds ,
4.750%, 2/15/45 ........... 30,000,000 29,850,000
Index Linked, 1.000%, 2/15/48 1,000,000 957,674
1.875%, 11/15/51 .......... 17,000,000 9,464,219
4.750%, 5/15/55 ........... 22,000,000 21,879,687
U.S. Treasury Notes ,
3.750%, 4/30/27 ........... 6,000,000 6,000,000
3.875%, 3/15/28 ........... 64,000,000 64,317,500
4.000%, 3/31/30 ........... 41,000,000 41,390,781
4.125%, 3/31/32 ........... 8,000,000 8,072,813
4.250%, 5/15/35 ........... 5,000,000 5,008,203
United States International
Development Finance Corp. ,
3.520%, 9/20/32 ........... 1,035,714 1,009,532
f
FRN, 4.550%, ( 3-month U.S.
Treasury Bill Rate ), 9/15/26 .. 416,667 416,667
1.650%, 4/15/28 ........... 500,000 474,920
1.440%, 4/15/28 ........... 1,000,000 945,221
3.130%, 4/15/28 ........... 1,000,000 978,722
Total U.S. Government and Agency
Securities
(Cost $ 202,958,861 ) ..............
202,882,502
Asset-Backed Securities 5.0%
Financials 5.0%
e ,f
AGL CLO 23 Ltd. , 2022-23A , A1R ,
144A, FRN , 5.419%, ( 3-month
SOFR + 1.150% ), 4/20/38 . ... 2,000,000 2,001,016
e
College Ave Student Loans LLC ,
2024-B , A1A , 144A, 5.690%,
8/25/54 . ................. 1,586,994 1,630,888
e
Dell Equipment Finance Trust ,
2025-1 , D , 144A, 5.640%,
8/22/31 . ................. 1,250,000 1,265,898
e ,f
Elmwood CLO IX Ltd. , 2021-
2A , AR , 144A, FRN , 5.462%,
( 3-month SOFR + 1.140% ),
4/20/38 . ................. 2,000,000 1,999,850
e
FHF Issuer Trust ,
2024-1A , A2 , 144A, 5.690%,
2/15/30 ................. 530,171 535,752
2024-3A , A2 , 144A, 4.940%,
11/15/30 ................ 884,383 887,301
2025-1A , A2 , 144A, 4.920%,
2/15/31 ................. 1,750,000 1,756,262
e
Foundation Finance Trust ,
2023-1A , A , 144A, 5.670%,
12/15/43 ................ 1,419,425 1,452,459

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Financials (continued)
e
Foundation Finance Trust,
(continued)
2023-2A , A , 144A, 6.530%,
6/15/49 ................. 487,363 $ 508,405
2023-2A , C , 144A, 7.310%,
6/15/49 ................. 1,295,499 1,356,599
2025-2A , A , 144A, 4.670%,
4/15/52 ................. 1,500,000 1,499,694
e
Frontier Issuer LLC ,
2023-1 , A2 , 144A, 6.600%,
8/20/53 ................. 1,000,000 1,016,387
2023-1 , B , 144A, 8.300%,
8/20/53 ................. 1,750,000 1,807,308
2024-1 , A2 , 144A, 6.190%,
6/20/54 ................. 1,750,000 1,804,699
e
Mill City Solar Loan Ltd. , 2019-
2GS , A , 144A, 3.690%, 7/20/43 . 390,347 344,092
e
Mosaic Solar Loan Trust ,
2017-1A , A , 144A, 4.450%,
6/20/42 ................. 257,684 248,093
2017-2A , A , 144A, 3.820%,
6/22/43 ................. 339,332 318,469
2018-1A , A , 144A, 4.010%,
6/22/43 ................. 907,972 850,791
2019-1A , A , 144A, 4.370%,
12/21/43 ................ 403,118 379,161
2019-2A , A , 144A, 2.880%,
9/20/40 ................. 299,814 264,521
2020-1A , A , 144A, 2.100%,
4/20/46 ................. 303,024 269,599
2020-2A , A , 144A, 1.440%,
8/20/46 ................. 631,016 536,367
2020-2A , C , 144A, 3.000%,
8/20/46 ................. 409,081 381,336
2021-1A , A , 144A, 1.510%,
12/20/46 ................ 603,198 500,813
2021-2A , B , 144A, 2.090%,
4/22/47 ................. 576,503 424,158
2022-3A , A , 144A, 6.100%,
6/20/53 ................. 1,840,098 1,848,353
e ,f
OCP CLO Ltd. , 2021-21A , AR ,
144A, FRN , 5.449%, ( 3-month
SOFR + 1.180% ), 1/20/38 . ... 1,000,000 1,000,495
e
PACEWell 5 Trust , 2021-1 , A ,
144A, 2.628%, 10/10/59 . .... 816,556 648,160
SBA Small Business Investment
Cos. ,
2023-10A , 1 , 5.168%, 3/10/33 904,646 920,107
2023-10B , 1 , 5.688%, 9/10/33 1,008,475 1,050,820
2025-10A , 1 , 4.963%, 3/10/35 1,500,000 1,519,102
e
Service Experts Issuer LLC , 2024-
1A , A , 144A, 6.390%, 11/20/35 . 1,178,833 1,201,302
e
SoFi Professional Loan Program
LLC ,
2017-D , BFX , 144A, 3.610%,
9/25/40 ................. 1,900,000 1,839,985
2017-F , BFX , 144A, 3.620%,
1/25/41 ................. 1,800,000 1,738,313
a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Financials (continued)
e
SoFi Professional Loan Program
LLC, (continued)
2018-B , BFX , 144A, 3.830%,
8/25/47 ................. 500,000 $ 481,544
e
Sunrun Athena Issuer LLC , 2018-
1 , A , 144A, 5.310%, 4/30/49 . . 796,399 758,260
e
Sunrun Atlas Issuer LLC , 2019-2 ,
A , 144A, 3.610%, 2/01/55 . ... 826,464 783,475
e
Tesla Auto Lease Trust ,
2023-B , B , 144A, 6.570%,
8/20/27 ................. 1,400,000 1,412,435
2024-A , B , 144A, 5.550%,
5/22/28 ................. 750,000 755,387
e
Tricon American Homes Trust ,
2020-SFR2 , A , 144A, 1.482%,
11/17/39 . ................ 1,187,127 1,113,337
e
Vivint Solar Financing V LLC ,
2018-1A , A , 144A, 4.730%,
4/30/48 . ................. 823,357 782,272
41,893,265
a a a a a
Total Asset-Backed Securities
(Cost $ 42,534,733 ) ...............
41,893,265
Mortgage-Backed Securities 31.6%
Commercial Mortgage-Backed Securities 3.7%
FHLMC, Multi-class Certificates ,
2021-P009 , A1 , 1.132%,
1/25/31 ................. 1,127,759 1,046,098
2021-P011 , A1 , 1.204%, 9/25/31 366,401 337,556
f
2024-P016 , A2 , FRN, 4.764%,
9/25/33 ................. 2,000,000 2,013,804
FHLMC, Multi-family Structured
Pass-Through Certificates ,
KG01 , A10 , 2.939%, 4/25/29 . 3,000,000 2,873,576
KG02 , A2 , 2.412%, 8/25/29 .. 2,000,000 1,875,065
KG04 , A2 , 1.487%, 11/25/30 . 2,000,000 1,742,823
f
KG07 , A2 , FRN, 3.123%,
8/25/32 ................. 1,750,000 1,616,839
f
KSG4 , A2 , FRN, 3.400%,
8/25/32 ................. 2,000,000 1,877,304
FNMA, ACES ,
f
2018-M13 , A2 , FRN, 3.868%,
9/25/30 ................. 1,262,249 1,236,745
f
2018-M2 , A2 , FRN, 3.001%,
1/25/28 ................. 1,653,724 1,609,652
f
2018-M4 , A2 , FRN, 3.159%,
3/25/28 ................. 991,868 966,354
f
2018-M8 , A2 , FRN, 3.413%,
6/25/28 ................. 1,795,551 1,759,802
f
2019-M1 , A2 , FRN, 3.662%,
9/25/28 ................. 1,681,078 1,655,401
2019-M9 , A2 , 2.937%, 6/25/29 1,300,805 1,253,241
f
2021-M1S , A2 , FRN, 1.428%,
12/25/30 ................ 2,700,000 2,341,792

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Commercial Mortgage-Backed Securities (continued)
FNMA, ACES, (continued)
f
2023-M1S , A2 , FRN, 4.649%,
4/25/33 ................. 2,500,000 $ 2,504,182
GNMA ,
f
2013-101 , AF , FRN, 2.831%,
9/16/50 ................. 389,358 380,925
f
2014-164 , AN , FRN, 3.112%,
3/16/55 ................. 466,813 419,190
2019-H02 , JA , 3.500%,
12/20/68 ................ 2,337,471 2,233,964
e
SLG Office Trust , 2021-OVA , A ,
144A , 2.585%, 7/15/41 ...... 1,500,000 1,317,576
31,061,889
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 7.6%
FHLMC Gold Pool, 20 Year ,
3.000%, 3/01/35 ........... 2,048,084 1,951,385
FHLMC Pool, 20 Year , 4.500%,
11/01/44 ................ 2,871,473 2,802,570
FHLMC Pool, 30 Year , 4.500%,
3/01/49 ................. 2,330,538 2,261,795
FHLMC Pool, 30 Year , 3.000%,
12/01/49 ................ 1,435,980 1,259,037
FHLMC Pool, 30 Year , 2.500%,
7/01/50 ................. 3,284,500 2,755,267
FHLMC Pool, 30 Year , 2.000%,
2/01/51 ................. 2,135,933 1,719,670
FHLMC Pool, 30 Year , 2.500%,
4/01/51 ................. 2,365,199 1,963,875
FHLMC Pool, 30 Year , 4.000%,
8/01/51 ................. 2,500,700 2,339,752
FHLMC Pool, 30 Year , 3.000%,
4/01/52 ................. 4,031,611 3,500,688
FHLMC Pool, 30 Year , 4.000%,
8/01/52 ................. 2,166,192 2,028,278
FHLMC Pool, 30 Year , 4.500%,
8/01/52 ................. 1,608,932 1,551,952
FHLMC Pool, 30 Year , 5.500%,
9/01/52 ................. 3,155,345 3,159,711
FHLMC Pool, 30 Year , 5.500%,
11/01/52 ................ 3,177,784 3,206,086
FHLMC Pool, 30 Year , 5.500%,
3/01/53 ................. 5,003,088 5,027,500
FHLMC Pool, 30 Year , 3.000%,
6/01/53 ................. 2,654,517 2,329,237
FHLMC Pool, 30 Year , 6.000%,
6/01/53 ................. 2,466,092 2,518,535
FHLMC Pool, 30 Year , 6.500%,
6/01/53 ................. 1,594,667 1,666,177
FHLMC Pool, 30 Year , 5.000%,
8/01/53 ................. 2,666,547 2,622,685
FHLMC Pool, 30 Year , 5.500%,
9/01/53 ................. 3,537,744 3,563,309
FHLMC Pool, 30 Year , 5.500%,
1/01/54 ................. 5,503,022 5,516,280
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate
(continued)
FHLMC Pool, 30 Year , 5.000%,
3/01/54 ................. 2,715,631 $ 2,666,299
FHLMC Pool, 30 Year , 6.000%,
7/01/54 ................. 998,206 1,017,011
FHLMC Pool, 30 Year , 5.000%,
10/01/54 ................ 2,924,105 2,875,692
FHLMC Pool, 30 Year , 6.000%,
1/01/55 ................. 3,924,628 3,992,266
64,295,057
Federal National Mortgage Association (FNMA) Fixed Rate
14.3%
FNMA, 15 Year , 2.000%, 3/01/36 1,706,846 1,570,225
FNMA, 20 Year , 2.000%, 11/01/40 1,395,644 1,205,598
FNMA, 20 Year , 2.000%, 12/01/40 2,024,775 1,749,048
FNMA, 20 Year , 2.500%, 12/01/40 1,933,272 1,756,675
FNMA, 20 Year , 3.000%, 1/01/42 2,067,957 1,869,533
FNMA, 30 Year , 3.500%, 7/01/43 2,818,671 2,646,660
FNMA, 30 Year , 3.000%, 11/01/46 2,246,789 2,003,216
FNMA, 30 Year , 2.500%, 2/01/47 2,423,198 2,048,856
FNMA, 30 Year , 3.500%, 9/01/49 3,664,339 3,340,386
FNMA, 30 Year , 4.000%, 9/01/49 2,052,751 1,937,010
FNMA, 30 Year , 3.500%, 1/01/50 2,073,987 1,902,718
FNMA, 30 Year , 2.500%, 8/01/50 1,372,026 1,155,414
FNMA, 30 Year , 2.500%, 9/01/50 7,285,459 6,111,230
FNMA, 30 Year , 2.000%, 10/01/50 2,797,824 2,221,304
FNMA, 30 Year , 1.500%, 11/01/50 1,997,551 1,514,795
FNMA, 30 Year , 2.500%, 11/01/50 1,484,956 1,247,975
FNMA, 30 Year , 2.000%, 12/01/50 1,393,114 1,118,372
FNMA, 30 Year , 2.500%, 12/01/50 1,796,341 1,516,479
FNMA, 30 Year , 1.500%, 1/01/51 3,743,885 2,821,349
FNMA, 30 Year , 2.500%, 1/01/51 1,395,418 1,167,195
FNMA, 30 Year , 2.500%, 5/01/51 1,399,584 1,169,143
FNMA, 30 Year , 2.500%, 7/01/51 6,699,247 5,600,259
FNMA, 30 Year , 2.000%, 9/01/51 2,441,234 1,939,148
FNMA, 30 Year , 2.000%, 10/01/51 2,207,958 1,773,625
FNMA, 30 Year , 2.500%, 11/01/51 2,457,819 2,049,882
FNMA, 30 Year , 2.500%, 2/01/52 3,026,163 2,522,082
FNMA, 30 Year , 3.000%, 4/01/52 5,918,465 5,171,866
FNMA, 30 Year , 3.500%, 4/01/52 5,699,756 5,141,800
FNMA, 30 Year , 3.000%, 6/01/52 2,621,826 2,276,563
FNMA, 30 Year , 3.500%, 6/01/52 3,208,150 2,906,168
FNMA, 30 Year , 3.500%, 7/01/52 3,147,298 2,870,621
FNMA, 30 Year , 4.000%, 7/01/52 6,249,837 5,842,601
FNMA, 30 Year , 4.500%, 7/01/52 2,563,193 2,457,431
FNMA, 30 Year , 4.500%, 8/01/52 2,621,730 2,530,829
FNMA, 30 Year , 5.000%, 9/01/52 2,238,874 2,206,205
FNMA, 30 Year , 4.500%, 10/01/52 2,307,513 2,220,647
FNMA, 30 Year , 6.000%, 2/01/53 2,247,615 2,305,077
FNMA, 30 Year , 3.500%, 4/01/53 2,699,354 2,439,700
FNMA, 30 Year , 5.500%, 5/01/53 5,886,880 5,922,490
FNMA, 30 Year , 4.000%, 7/01/53 2,885,384 2,692,313
FNMA, 30 Year , 5.500%, 8/01/53 2,573,097 2,589,942
FNMA, 30 Year , 6.500%, 12/01/53 2,066,748 2,142,099
FNMA, 30 Year , 4.000%, 2/01/54 3,810,550 3,553,773
FNMA, 30 Year , 6.000%, 2/01/54 2,608,107 2,671,226

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate
(continued)
FNMA, 30 Year , 6.000%, 10/01/54 2,745,450 $ 2,814,096
FNMA, 30 Year , 5.000%, 11/01/54 3,876,046 3,822,879
120,536,503
Government National Mortgage Association (GNMA) Adjust-
able Rate 0.3%
f
GNMA II , 3.645%, 2/20/74 ..... 2,550,653 2,389,554
Government National Mortgage Association (GNMA) Fixed
Rate 2.5%
GNMA I , 3.020%, 9/15/41 ..... 1,478,982 1,286,556
GNMA II, Single-family, 30 Year ,
2.000%, 7/20/52 ........... 2,858,373 2,330,568
GNMA II, Single-family, 30 Year ,
2.500%, 7/20/52 ........... 1,517,760 1,291,142
GNMA II, Single-family, 30 Year ,
2.500%, 8/20/52 ........... 4,606,024 3,932,269
GNMA II, Single-family, 30 Year ,
2.500%, 2/20/53 ........... 3,954,702 3,392,186
GNMA II, Single-family, 30 Year ,
2.500%, 4/20/53 ........... 3,247,452 2,765,287
GNMA II, Single-family, 30 Year ,
3.000%, 6/20/53 ........... 4,333,829 3,837,602
GNMA II, Single-family, 30 Year ,
3.000%, 7/20/53 ........... 2,461,553 2,184,661
21,020,271
Residential Mortgage-Backed Securities 3.2%
e
Angel Oak Mortgage Trust ,
f
2022-2 , A1 , 144A , FRN,
3.353%, 1/25/67 ........... 1,403,519 1,324,538
2022-5 , A1 , 144A , 4.500%,
5/25/67 ................. 1,462,155 1,445,611
e ,f
Connecticut Avenue Securities
Trust ,
2021-R01 , 1B1 , 144A , FRN,
7.405%, ( 30-day SOFR Average
+ 3.100%), 10/25/41 ........ 1,249,000 1,280,026
2021-R01 , 1M2 , 144A , FRN,
5.855%, ( 30-day SOFR Average
+ 1.550%), 10/25/41 ........ 420,346 421,504
2022-R08 , 1M1 , 144A , FRN,
6.855%, ( 30-day SOFR Average
+ 2.550%), 7/25/42 ........ 1,370,002 1,401,240
2023-R01 , 1M1 , 144A , FRN,
6.706%, ( 30-day SOFR Average
+ 2.400%), 12/25/42 ........ 1,015,883 1,042,585
2023-R06 , 1M1 , 144A , FRN,
6.005%, ( 30-day SOFR Average
+ 1.700%), 7/25/43 ........ 788,480 793,154
2025-R02 , 1A1 , 144A , FRN,
5.306%, ( 30-day SOFR Average
+ 1.000%), 2/25/45 ........ 1,082,150 1,083,462
e ,f
FARM Mortgage Trust ,
2024-1 , A , 144A , FRN, 4.702%,
10/01/53 ................ 1,785,459 1,737,363
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Residential Mortgage-Backed Securities (continued)
e,f
FARM Mortgage Trust, (continued)
2024-2 , A , 144A , FRN, 5.195%,
8/01/54 ................. 1,415,260 $ 1,401,522
2025-1 , A , 144A , FRN, 5.230%,
8/01/55 ................. 1,050,000 1,037,848
e ,f
FHLMC STACR REMIC Trust ,
2020-HQA2 , M2 , 144A , FRN,
7.520%, ( 30-day SOFR Average
+ 3.214%), 3/25/50 ........ 671,114 687,986
2024-DNA1 , A1 , 144A , FRN,
5.655%, ( 30-day SOFR Average
+ 1.350%), 2/25/44 ........ 1,243,453 1,250,389
2024-DNA2 , M1 , 144A , FRN,
5.505%, ( 30-day SOFR Average
+ 1.200%), 5/25/44 ........ 1,270,103 1,272,797
2025-DNA1 , A1 , 144A , FRN,
5.255%, ( 30-day SOFR Average
+ 0.950%), 1/25/45 ........ 1,085,000 1,083,915
e ,f
Flagstar Mortgage Trust ,
2021-5INV , A5 , 144A , FRN,
2.500%, 7/25/51 ........... 607,315 543,069
2021-6INV , A6 , 144A , FRN,
2.500%, 8/25/51 ........... 1,244,273 1,118,173
e ,f
FNMA Connecticut Avenue
Securities , 2021-R02 , 2M2 ,
144A , FRN, 6.305%, ( 30-day
SOFR Average + 2.000%),
11/25/41 ................ 1,490,747 1,501,705
e ,f
Mello Mortgage Capital
Acceptance , 2021-INV1 , A4 ,
144A , FRN, 2.500%, 6/25/51 . 675,079 601,538
e ,f
New Residential Mortgage Loan
Trust ,
2019-2A , A1 , 144A , FRN,
4.250%, 12/25/57 .......... 604,657 593,414
2019-5A , A1B , 144A , FRN,
3.500%, 8/25/59 ........... 344,889 328,083
e ,f
Sequoia Mortgage Trust ,
2018-CH1 , A19 , 144A , FRN,
4.000%, 3/25/48 ........... 46,390 43,583
2021-4 , A4 , 144A , FRN,
2.500%, 6/25/51 ........... 1,352,974 1,201,594
2024-2 , A19 , 144A , FRN,
6.000%, 3/25/54 ........... 1,276,541 1,281,588
2024-3 , A19 , 144A , FRN,
6.000%, 4/25/54 ........... 1,417,410 1,422,128
e
Towd Point Mortgage Trust , 2023-
1 , A1 , 144A , 3.750%, 1/25/63 . 893,537 864,511
26,763,326
Total Mortgage-Backed Securities
(Cost $ 279,944,113 ) ..............
266,066,600

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Shares/
Principal
a
Value
a a a a
Municipal Bonds 0.9%
California 0.5%
California Health Facilities
Financing Authority , State of
California Personal Income
Tax , Revenue , 2022 , 4.190%,
6/01/37 ................. 1,750,000 $ 1,640,016
State of California , GO , 7.550%,
4/01/39 ................. 2,000,000 2,399,339
4,039,355
Massachusetts 0.4%
Commonwealth of Massachusetts ,
COVID-19 Recovery
Assessment , Revenue , 2022 A ,
3.881%, 1/15/31 ........... 2,000,000 1,977,154
University of Massachusetts
Building Authority , Revenue ,
2010-2 , 5.450%, 11/01/40 ... 1,225,000 1,232,704
3,209,858
Total Municipal Bonds
(Cost $ 7,921,975 ) ................
7,249,213
Supranational 6.6%
Asian Development Bank ,
4.000%, 1/12/33 ........... 3,000,000 2,985,643
Council of Europe Development
Bank , 3.625%, 5/08/28 ...... 1,000,000 997,253
European Bank for Reconstruction
& Development , 0.500%,
11/25/25 ................ 3,000,000 2,953,878
European Investment Bank ,
2.750%, 8/15/25 ........... 2,000,000 1,995,641
3.875%, 6/15/28 ........... 1,000,000 1,004,782
1.750%, 3/15/29 ........... 800,000 745,057
4.500%, 3/14/30 ........... 2,000,000 2,059,314
4.625%, 2/12/35 ........... 500,000 514,968
Inter-American Development
Bank ,
0.875%, 4/20/26 ........... 2,000,000 1,949,574
1.500%, 1/13/27 ........... 2,000,000 1,930,037
0.625%, 9/16/27 ........... 600,000 560,608
4.500%, 2/15/30 ........... 4,000,000 4,114,044
Inter-American Investment Corp. ,
4.250%, 4/01/30 ........... 2,500,000 2,532,500
International Bank for
Reconstruction & Development ,
0.500%, 10/28/25 .......... 500,000 493,723
3.125%, 6/15/27 ........... 2,000,000 1,974,553
0.750%, 11/24/27 .......... 1,000,000 931,966
1.375%, 4/20/28 ........... 1,500,000 1,406,508
4.625%, 8/01/28 ........... 550,000 563,854
4.625%, 1/15/32 ........... 5,600,000 5,796,100
1.745%, 7/31/33 ........... 3,200,000 3,220,298
2.750%, 5/31/36 ........... 2,000,000 1,631,209
f
FRN , Zero Cpn., 3/31/28 .... 4,500,000 4,419,628
f
FRN , 4.685%, ( SOFR Index +
0.370% ), 2/11/31 .......... 2,000,000 1,991,327
a a
Shares/
Principal
a
Value
a a a a
Supranational
(continued)
e
International Development
Association ,
144A, 0.375%, 9/23/25 ...... 2,200,000 $ 2,179,737
144A, 4.375%, 6/11/29 ...... 800,000 815,336
144A, 4.500%, 2/12/35 ...... 1,000,000 1,014,009
International Finance Corp. ,
0.375%, 7/16/25 ........... 1,000,000 998,315
4.375%, 1/15/27 ........... 1,000,000 1,007,660
4.250%, 7/02/29 ........... 2,000,000 2,034,178
Nordic Investment Bank , 3.750%,
5/09/30 ................. 1,000,000 997,006
Total Supranational
(Cost $ 56,285,991 ) ...............
55,818,706
Total Long Term Investments
(Cost $ 850,337,278 ) ..............
830,621,452
a
a
Certificates of Deposit 0 .1%
d
Walden Mutual Bank , 3.930%,
11/14/25 ................ 500,000 499,064
(Cost $500,001)
Money Market 0.2%
g,h
JPMorgan Prime Money Market
Fund , 4.470% ............ 1,855,287 1,855,287
(Cost $1,855,287)
Securities Purchased With Cash Collateral From
Securities Lending 0.4%
g,h
Invesco Government & Agency
Portfolio , 4.308% .......... 3,630,021 3,630,021
(Cost $3,630,021)
a
Total Investments 99 .4%
(Cost $ 856,322,587 ) .............
$836,605,824
Payable Upon Return Of Securities
Loaned ( 0 .4 ) % ...................
(3,630,021)
Other Assets, less Liabilities 1 .0% .
8,431,677
Net Assets 100.0% ...............
$841,407,480
a
Security or partial position of this security was on loan as of June 30,
2025. The total market value of securities on loan as of June 30, 2025 was $3,556,235.
b
Rounds to less than 0.05%.
c
Security valued using significant unobservable inputs.
d
Illiquid security.
e
Security purchased pursuant to Rule 144A of the Securities Act of
1933 and may be resold only to qualified institutional buyers.
f
Rate shown reflects the accrual rate as of June 30, 2025 on securities with variable or step rates.

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
g
Rate shown represents an annualized 7-day yield as of June 30,
2025.
h
Institutional Class shares.
ACES Alternative Credit Enhancement Structure
FRN Floating Rate Note
LP Limited Partnership
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
STACR Structured Agency Credit Risk

Schedule of Investments (Unaudited), June 30, 2025
Impax High Yield Bond Fund
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a a
Shares/
Principal
a
Value
a a a a a
a
Common Stocks 0.0%
a
Telecommunications 0.0%
b,c,d
Digicel Holdings Bermuda Ltd. . 24,783 $ 44,114
(Cost $44,161)
a
Preferred Stocks 0.0%
a
Telecommunications 0.0%
b,c,d
Digicel Holdings Bermuda Ltd. . 1,328 13,944
(Cost $8,925)
BONDS: 97.4%
Community Investment Notes 0 .1%
Community Investment Notes 0.1%
c ,d ,e
CEI Investments LLC , FRN ,
4.000%, 10/31/25 .......... 552,735 552,735
c
Envest Microfinance Cooperative ,
d
4.000%, 10/24/25 ......... 150,000 150,000
4.000%, 4/20/26 .......... 250,000 247,233
949,968
Total Community Investment Notes
(Cost $ 952,735 ) .................
949,968
Corporate Bonds 91 .3%
Automotive 2.8%
f
Allison Transmission, Inc. ,
144A, 4.750%, 10/01/27 .... 1,200,000 1,189,836
144A, 5.875%, 6/01/29 ..... 2,000,000 2,021,904
144A, 3.750%, 1/30/31 ..... 1,200,000 1,100,647
American Axle & Manufacturing,
Inc. , 5.000%, 10/01/29 ...... 3,000,000 2,747,709
f
Garrett Motion Holdings, Inc.
/ Garrett LX I SARL , 144A,
7.750%, 5/31/32 ........... 2,500,000 2,605,113
f
IHO Verwaltungs GmbH , 144A,
PIK, 6.375%, 5/15/29 ....... 2,000,000 2,003,010
f
New Flyer Holdings, Inc. , Secured
Note , 144A, 9.250%, 7/01/30 . 1,355,000 1,430,652
f
Nissan Motor Co. Ltd. , 144A,
4.345%, 9/17/27 ........... 1,500,000 1,441,041
14,539,912
Banking 1.5%
Bank of New York Mellon Corp.
(The) , Junior Sub. Bond , 6.3%
to 3/19/30, FRN thereafter ,
Perpetual ................ 2,000,000 2,059,626
Barclays plc , Junior Sub. Bond ,
7.625% to 9/14/35, FRN
thereafter , Perpetual ....... 4,000,000 4,027,172
PNC Financial Services Group,
Inc. (The) , V , Junior Sub. Bond ,
6.2% to 9/14/27, FRN thereafter ,
Perpetual ................ 2,000,000 2,042,777
8,129,575
a a
Shares/
Principal
a
Value
a a a a
Basic Industry 8.8%
f
Advanced Drainage Systems,
Inc. , 144A, 6.375%, 6/15/30 .. 2,450,000 $ 2,507,629
ATI, Inc. ,
7.250%, 8/15/30 .......... 1,000,000 1,048,743
5.125%, 10/01/31 ......... 1,800,000 1,760,789
f
Brookfield Residential Properties,
Inc. / Brookfield Residential US
LLC , 144A, 4.875%, 2/15/30 . 3,000,000 2,680,686
f
Champion Iron Canada, Inc. ,
144A, 7.875%, 7/15/32 ...... 2,000,000 2,029,104
f
Cleveland-Cliffs, Inc. ,
144A, 6.750%, 4/15/30 ..... 2,000,000 1,936,428
144A, 7.000%, 3/15/32 ..... 2,000,000 1,887,823
f
CVR Partners LP / CVR Nitrogen
Finance Corp. , 144A, 6.125%,
6/15/28 ................. 4,300,000 4,310,093
f
Interface, Inc. , 144A, 5.500%,
12/01/28 ................ 3,955,000 3,900,922
f
Knife River Corp. , 144A, 7.750%,
5/01/31 ................. 2,675,000 2,822,106
f
Magnera Corp. , 144A, 7.250%,
11/15/31 ................ 2,000,000 1,887,550
f
Maxam Prill SARL , 144A, 7.750%,
7/15/30 ................. 3,000,000 3,007,644
f
Mercer International, Inc. , 144A,
12.875%, 10/01/28 ......... 3,800,000 3,858,953
f
Novelis Corp. , 144A, 4.750%,
1/30/30 ................. 2,300,000 2,205,290
f
Olympus Water US Holding Corp. ,
144A, 4.250%, 10/01/28 .... 2,975,000 2,831,061
144A, 6.250%, 10/01/29 .... 1,000,000 955,098
Shea Homes LP / Shea Homes
Funding Corp. , 4.750%, 2/15/28 2,000,000 1,971,550
f
Standard Industries, Inc. ,
144A, 5.000%, 2/15/27 ..... 2,700,000 2,695,784
144A, 4.375%, 7/15/30 ..... 1,875,000 1,776,500
46,073,753
Capital Goods 6.9%
f
ATS Corp. , 144A, 4.125%,
12/15/28 ................ 3,900,000 3,732,093
f
Clydesdale Acquisition Holdings,
Inc. , 144A, 6.750%, 4/15/32 .. 2,000,000 2,053,788
f
Crown Americas LLC , 144A,
5.875%, 6/01/33 ........... 3,000,000 3,022,380
f
Enpro, Inc. , 144A, 6.125%,
6/01/33 ................. 2,775,000 2,843,880
f
Esab Corp. , 144A, 6.250%,
4/15/29 ................. 3,000,000 3,075,333
f
Gates Corp. , 144A, 6.875%,
7/01/29 ................. 2,000,000 2,079,234
f
Graphic Packaging International
LLC ,
144A, 3.750%, 2/01/30 ..... 2,400,000 2,251,916
144A, 6.375%, 7/15/32 ..... 2,000,000 2,044,652
f
Manitowoc Co., Inc. (The) ,
Secured Note , 144A, 9.250%,
10/01/31 ................ 2,000,000 2,107,386

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a a
Shares/
Principal
a
Value
a a a a
Capital Goods (continued)
f
Owens-Brockway Glass
Container, Inc. , 144A, 6.625%,
5/13/27 ................. 1,875,000 $ 1,877,291
Regal Rexnord Corp. ,
6.050%, 4/15/28 .......... 1,550,000 1,597,701
6.400%, 4/15/33 .......... 1,450,000 1,531,749
f
Sealed Air Corp. , 144A, 6.500%,
7/15/32 ................. 3,500,000 3,629,108
f
Terex Corp. , 144A, 6.250%,
10/15/32 ................ 2,000,000 2,005,392
f
Toucan FinCo Ltd. / Toucan FinCo
Can, Inc. / Toucan FinCo US
LLC , 144A, 9.500%, 5/15/30 . 2,500,000 2,557,694
36,409,597
Consumer Goods 3.7%
f
BellRing Brands, Inc. , 144A,
7.000%, 3/15/30 ........... 3,000,000 3,127,137
f
Land O' Lakes, Inc. , Junior Sub.
Bond , 144A, 7.000%, Perpetual 3,685,000 3,090,794
f
Newell Brands, Inc. , 144A,
8.500%, 6/01/28 ........... 2,000,000 2,105,422
f
Performance Food Group, Inc. ,
144A, 6.125%, 9/15/32 ...... 4,000,000 4,096,736
f
Post Holdings, Inc. ,
144A, 5.500%, 12/15/29 .... 1,000,000 996,315
144A, 4.500%, 9/15/31 ..... 2,000,000 1,858,188
144A, 6.250%, 2/15/32 ..... 2,000,000 2,057,868
f
United Natural Foods, Inc. , 144A,
6.750%, 10/15/28 .......... 2,000,000 1,975,924
19,308,384
Financial Services 6.6%
Ally Financial, Inc. , B , Junior Sub.
Bond , 4.7% to 5/14/26, FRN
thereafter , Perpetual ....... 2,000,000 1,937,276
f
Azorra Finance Ltd. ,
144A, 7.750%, 4/15/30 ..... 2,500,000 2,609,120
144A, 7.250%, 1/15/31 ..... 2,000,000 2,046,845
Block, Inc. , 6.500%, 5/15/32 ...
3,000,000 3,097,134
Goldman Sachs Group, Inc.
(The) , Junior Sub. Bond , 6.85%
to 2/09/30, FRN thereafter ,
Perpetual ................ 2,000,000 2,068,976
HA Sustainable Infrastructure
Capital, Inc. , 6.375%, 7/01/34 3,500,000 3,502,327
f
HAT Holdings I LLC / HAT
Holdings II LLC , 144A, 8.000%,
6/15/27 ................. 810,000 844,894
OneMain Finance Corp. ,
3.500%, 1/15/27 .......... 1,450,000 1,420,498
6.625%, 1/15/28 .......... 1,125,000 1,162,489
7.125%, 11/15/31 ......... 1,000,000 1,041,135
f
Provident Funding Associates LP
/ PFG Finance Corp. , 144A,
9.750%, 9/15/29 ........... 3,000,000 3,156,861
f
RFNA LP , 144A, 7.875%, 2/15/30 2,000,000 2,048,290
a a
Shares/
Principal
a
Value
a a a a
Financial Services (continued)
f
Rocket Cos., Inc. ,
144A, 6.125%, 8/01/30 ..... 2,000,000 $ 2,039,310
144A, 6.375%, 8/01/33 ..... 2,500,000 2,561,126
f
Shift4 Payments LLC / Shift4
Payments Finance Sub, Inc. ,
144A, 6.750%, 8/15/32 ...... 2,000,000 2,078,388
f
TrueNoord Capital DAC , 144A,
8.750%, 3/01/30 ........... 3,000,000 3,117,609
34,732,278
Healthcare 8.1%
f
Acadia Healthcare Co., Inc. ,
144A, 7.375%, 3/15/33 ...... 3,000,000 3,094,446
f
AdaptHealth LLC , 144A, 4.625%,
8/01/29 ................. 3,000,000 2,829,804
f
Avantor Funding, Inc. , 144A,
4.625%, 7/15/28 ........... 5,600,000 5,503,003
CVS Health Corp. ,
6.125%, 9/15/39 .......... 4,925,000 5,068,584
Junior Sub. Bond , 6.75% to
12/09/34, FRN thereafter ,
12/10/54 ................ 4,000,000 4,018,710
Dentsply Sirona, Inc. , Junior Sub.
Bond , 8.375% to 9/11/30, FRN
thereafter , 9/12/55 ......... 3,000,000 3,024,051
f
HAH Group Holding Co. LLC ,
144A, 9.750%, 10/01/31 ..... 3,000,000 2,976,384
f
IQVIA, Inc. ,
144A, 5.000%, 5/15/27 ..... 2,750,000 2,742,500
144A, 6.250%, 6/01/32 ..... 2,250,000 2,311,804
f
Neogen Food Safety Corp. , 144A,
8.625%, 7/20/30 ........... 3,000,000 3,105,546
f
Organon & Co. / Organon Foreign
Debt Co-Issuer BV ,
144A, 4.125%, 4/30/28 ..... 2,000,000 1,924,794
144A, 5.125%, 4/30/31 ..... 3,000,000 2,606,057
Tenet Healthcare Corp. , 5.125%,
11/01/27 ................ 3,600,000 3,596,581
42,802,264
Insurance 5.5%
f
Alliant Holdings Intermediate LLC
/ Alliant Holdings Co-Issuer ,
144A, 7.000%, 1/15/31 ...... 7,000,000 7,246,155
f
Baldwin Insurance Group
Holdings LLC / Baldwin
Insurance Group Holdings
Finance, Inc. (The) , 144A,
7.125%, 5/15/31 ........... 2,500,000 2,600,740
f
Howden UK Refinance plc /
Howden UK Refinance 2 plc /
Howden US Refinance LLC ,
144A, 7.250%, 2/15/31 ...... 3,750,000 3,886,170
f
HUB International Ltd. ,
144A, 7.250%, 6/15/30 ..... 2,900,000 3,032,733
144A, 7.375%, 1/31/32 ..... 3,000,000 3,140,860

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a a
Shares/
Principal
a
Value
a a a a
Insurance (continued)
f
Liberty Mutual Group, Inc. , 144A,
4.125% to 12/14/26, FRN
thereafter , 12/15/51 ........ 6,000,000 $ 5,844,680
f
Ryan Specialty LLC , 144A,
5.875%, 8/01/32 ........... 3,308,000 3,336,138
29,087,476
Leisure 3.3%
f
Hilton Domestic Operating Co.,
Inc. , 144A, 6.125%, 4/01/32 .. 5,000,000 5,123,975
f
NCL Corp. Ltd. , 144A, 6.750%,
2/01/32 ................. 6,000,000 6,133,521
f
Viking Cruises Ltd. , 144A,
9.125%, 7/15/31 ........... 2,500,000 2,694,065
f
Viking Ocean Cruises Ship VII
Ltd. , 144A, 5.625%, 2/15/29 .. 3,150,000 3,136,606
17,088,167
Media 9.2%
AMC Networks, Inc. ,
4.250%, 2/15/29 .......... 2,500,000 2,005,163
f
144A, 10.250%, 1/15/29 .... 2,000,000 2,075,000
f
144A, 10.500%, 7/15/32 .... 2,000,000 2,027,800
f
Cars.com, Inc. , 144A, 6.375%,
11/01/28 ................ 2,500,000 2,508,340
CCO Holdings LLC / CCO
Holdings Capital Corp. ,
4.500%, 5/01/32 .......... 2,000,000 1,863,736
f
144A, 5.375%, 6/01/29 ..... 3,275,000 3,265,301
f
144A, 4.750%, 3/01/30 ..... 4,500,000 4,362,963
f
144A, 4.250%, 1/15/34 ..... 2,000,000 1,781,624
f
Cimpress plc , 144A, 7.375%,
9/15/32 ................. 2,500,000 2,389,381
f
Clear Channel Outdoor Holdings,
Inc. , 144A, 7.875%, 4/01/30 .. 1,000,000 1,033,154
f
Deluxe Corp. , 144A, 8.125%,
9/15/29 ................. 2,000,000 2,066,636
f
Directv Financing LLC / Directv
Financing Co-Obligor, Inc. ,
144A, 10.000%, 2/15/31 ..... 3,000,000 2,914,555
f
Gray Media, Inc. ,
144A, 10.500%, 7/15/29 .... 1,000,000 1,075,075
144A, 5.375%, 11/15/31 .... 1,500,000 1,126,044
f
Midcontinent Communications ,
144A, 8.000%, 8/15/32 ...... 3,500,000 3,708,334
f
Nexstar Media, Inc. ,
144A, 5.625%, 7/15/27 ..... 3,000,000 2,994,917
144A, 4.750%, 11/01/28 .... 2,000,000 1,949,492
f
Sirius XM Radio LLC ,
144A, 5.500%, 7/01/29 ..... 1,000,000 994,061
144A, 4.125%, 7/01/30 ..... 3,000,000 2,767,993
f
Univision Communications, Inc. ,
144A, 8.000%, 8/15/28 ..... 3,000,000 3,046,827
144A, 8.500%, 7/31/31 ..... 2,500,000 2,505,032
48,461,428
a a
Shares/
Principal
a
Value
a a a a
Real Estate 5.3%
f
Five Point Operating Co. LP /
Five Point Capital Corp. , 144A,
10.500%, 1/15/28 .......... 2,261,291 $ 2,301,974
f
Iron Mountain, Inc. ,
144A, 5.000%, 7/15/28 ..... 1,000,000 992,817
144A, 4.875%, 9/15/29 ..... 2,500,000 2,457,946
Kennedy-Wilson, Inc. ,
4.750%, 2/01/30 .......... 4,000,000 3,667,220
5.000%, 3/01/31 .......... 1,500,000 1,353,292
f
Outfront Media Capital LLC /
Outfront Media Capital Corp. ,
144A, 4.625%, 3/15/30 ...... 3,500,000 3,345,377
f
Pebblebrook Hotel LP / PEB
Finance Corp. , 144A, 6.375%,
10/15/29 ................ 3,000,000 3,018,174
f
Rithm Capital Corp. ,
144A, 6.250%, 10/15/25 .... 2,500,000 2,510,810
144A, 8.000%, 4/01/29 ..... 3,000,000 3,033,201
144A, 8.000%, 7/15/30 ..... 2,000,000 2,011,530
f
Uniti Group LP / Uniti Group
Finance 2019, Inc. / CSL Capital
LLC , 144A, 8.625%, 6/15/32 . 3,000,000 3,033,024
27,725,365
Retail 3.9%
f
1011778 BC ULC / New Red
Finance, Inc. ,
144A, 6.125%, 6/15/29 ..... 2,000,000 2,053,018
Secured Bond , 144A, 4.000%,
10/15/30 ................ 1,000,000 932,919
f
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC ,
144A, 3.500%, 3/15/29 ..... 1,175,000 1,114,452
144A, 6.250%, 3/15/33 ..... 2,200,000 2,269,929
f
Macy's Retail Holdings LLC ,
144A, 6.700%, 7/15/34 ...... 2,000,000 1,682,426
New Albertsons LP , 7.750%,
6/15/26 ................. 1,025,000 1,054,438
f
PetSmart, Inc. / PetSmart Finance
Corp. ,
144A, 4.750%, 2/15/28 ..... 1,500,000 1,464,022
144A, 7.750%, 2/15/29 ..... 2,000,000 1,945,444
Safeway, Inc. , 7.250%, 2/01/31 .
2,925,000 3,110,992
f
Under Armour, Inc. , 144A,
7.250%, 7/15/30 ........... 3,000,000 3,045,617
f
Victoria's Secret & Co. , 144A,
4.625%, 7/15/29 ........... 2,000,000 1,868,763
20,542,020
Services 7.5%
f
Albion Financing 1 SARL /
Aggreko Holdings, Inc. , 144A,
7.000%, 5/21/30 ........... 3,000,000 3,069,082
f
Avis Budget Car Rental LLC / Avis
Budget Finance, Inc. , 144A,
8.375%, 6/15/32 ........... 2,000,000 2,093,798

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a a
Shares/
Principal
a
Value
a a a a
Services (continued)
f
Clean Harbors, Inc. , 144A,
6.375%, 2/01/31 ........... 2,500,000 $ 2,563,145
f
Herc Holdings, Inc. , 144A,
7.250%, 6/15/33 ........... 3,000,000 3,145,354
f
Imola Merger Corp. , 144A,
4.750%, 5/15/29 ........... 4,500,000 4,347,573
f
Maxim Crane Works Holdings
Capital LLC , Secured Note ,
144A, 11.500%, 9/01/28 ..... 2,200,000 2,324,916
f
Neptune Bidco US, Inc. , 144A,
9.290%, 4/15/29 ........... 3,500,000 3,410,750
f
NESCO Holdings II, Inc. , Secured
Note , 144A, 5.500%, 4/15/29 . 3,900,000 3,802,187
f
Resideo Funding, Inc. , 144A,
6.500%, 7/15/32 ........... 4,000,000 4,102,968
United Rentals North America,
Inc. , 5.250%, 1/15/30 ....... 4,300,000 4,314,353
f
WASH Multifamily Acquisition,
Inc. , 144A, 5.750%, 4/15/26 .. 4,050,000 4,038,302
f
Williams Scotsman, Inc. , 144A,
6.625%, 4/15/30 ........... 2,000,000 2,079,142
39,291,570
Technology & Electronics 8.8%
f
ams-OSRAM AG , 144A, 12.250%,
3/30/29 ................. 2,000,000 2,135,742
f
Cloud Software Group, Inc. ,
144A, 6.500%, 3/31/29 ..... 2,000,000 2,019,916
144A, 8.250%, 6/30/32 ..... 3,000,000 3,195,477
f
Coherent Corp. , 144A, 5.000%,
12/15/29 ................ 5,050,000 4,965,019
f
CoreWeave, Inc. , 144A, 9.250%,
6/01/30 ................. 2,100,000 2,148,685
f
Diebold Nixdorf, Inc. , 144A,
7.750%, 3/31/30 ........... 3,000,000 3,190,185
f
Dye & Durham Ltd. , 144A,
8.625%, 4/15/29 ........... 2,764,000 2,894,734
f
Entegris, Inc. ,
144A, 4.750%, 4/15/29 ..... 1,000,000 989,831
144A, 5.950%, 6/15/30 ..... 2,125,000 2,160,836
f
McAfee Corp. , 144A, 7.375%,
2/15/30 ................. 2,000,000 1,890,727
f
NCR Voyix Corp. , 144A, 5.125%,
4/15/29 ................. 583,000 574,720
f
Open Text Corp. , 144A, 3.875%,
12/01/29 ................ 3,375,000 3,182,349
f
Sensata Technologies BV , 144A,
5.875%, 9/01/30 ........... 3,500,000 3,507,599
f
SS&C Technologies, Inc. , 144A,
5.500%, 9/30/27 ........... 2,000,000 2,003,144
f
Unisys Corp. , 144A, 10.625%,
1/15/31 ................. 4,000,000 4,123,647
f
VM Consolidated, Inc. , 144A,
5.500%, 4/15/29 ........... 4,000,000 3,929,806
f
Xerox Corp. , 144A, 10.250%,
10/15/30 ................ 3,000,000 3,143,789
46,056,206
a a
Shares/
Principal
a
Value
a a a a
Telecommunications 5.6%
f
Altice Financing SA , 144A,
5.750%, 8/15/29 ........... 1,000,000 $ 731,195
f
C&W Senior Finance Ltd. , 144A,
9.000%, 1/15/33 ........... 1,000,000 1,023,787
f
Cogent Communications Group
LLC , 144A, 7.000%, 6/15/27 . 4,500,000 4,524,669
f
Connect Finco SARL / Connect
US Finco LLC , 144A, 9.000%,
9/15/29 ................. 1,500,000 1,509,567
Digicel Intermediate Holdings Ltd.
/ Digicel International Finance
Ltd. / DIFL US LLC , PIK,
12.000%, 5/25/27 .......... 1,022,115 1,030,443
f
Fibercop SpA , 144A, 7.200%,
7/18/36 ................. 1,217,000 1,192,153
f
Frontier Communications Holdings
LLC , 144A, 5.000%, 5/01/28 . 4,000,000 4,001,176
f
Millicom International Cellular SA ,
144A, 7.375%, 4/02/32 ...... 2,750,000 2,825,020
f
Sable International Finance Ltd. ,
144A, 7.125%, 10/15/32 ..... 3,000,000 3,010,581
f
Viasat, Inc. , 144A, 7.500%,
5/30/31 ................. 1,500,000 1,300,844
f
Virgin Media Secured Finance plc ,
144A, 5.500%, 5/15/29 ...... 3,575,000 3,518,542
f
VZ Secured Financing BV , 144A,
5.000%, 1/15/32 ........... 1,975,000 1,758,636
f
Windstream Services LLC /
Windstream Escrow Finance
Corp. , 144A, 8.250%, 10/01/31 3,000,000 3,144,423
29,571,036
Transportation 1.9%
BNSF Funding Trust I , 6.613%
to 1/14/26, FRN thereafter ,
12/15/55 ................ 3,325,000 3,344,318
f
Genesee & Wyoming, Inc. , 144A,
6.250%, 4/15/32 ........... 1,500,000 1,532,434
f
JetBlue Airways Corp. / JetBlue
Loyalty LP , 144A, 9.875%,
9/20/31 ................. 2,000,000 1,947,013
f
Watco Cos. LLC / Watco Finance
Corp. , 144A, 7.125%, 8/01/32 3,000,000 3,138,168
9,961,933
Utility 1.9%
f
Pattern Energy Operations LP /
Pattern Energy Operations, Inc. ,
144A, 4.500%, 8/15/28 ...... 3,150,000 3,053,882
f
TerraForm Power Operating LLC ,
144A, 5.000%, 1/31/28 ..... 1,525,000 1,510,504
144A, 4.750%, 1/15/30 ..... 2,025,000 1,940,024

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a a
Shares/
Principal
a
Value
a a a a
Utility (continued)
f
XPLR Infrastructure Operating
Partners LP , 144A, 8.375%,
1/15/31 ................. 3,000,000 $ 3,206,652
9,711,062
Total Corporate Bonds
(Cost $ 470,433,009 ) ..............
479,492,026
Asset-Backed Securities 1.3%
Real Estate 0.5%
f
Uniti Fiber ABS Issuer LLC ,
2025-1A , B , 144A, 6.369%,
4/20/55 ................. 500,000 510,483
2025-1A , C , 144A, 9.120%,
4/20/55 ................. 2,000,000 2,071,013
2,581,496
a a a a a
Telecommunications 0.8%
f
Frontier Issuer LLC ,
2023-1 , B , 144A, 8.300%,
8/20/53 ................. 2,000,000 2,065,495
2024-1 , B , 144A, 7.020%,
6/20/54 ................. 2,000,000 2,093,387
4,158,882
a a a a a
Total Asset-Backed Securities
(Cost $ 6,551,766 ) ................
6,740,378
Loans 4.7%
Automotive 0.6%
e
Clarios Global LP, First Lien,
Amendment No. 6 Dollar CME
Term Loan , 7.077% ( TSFR1M +
2.750% ), 1/28/32 .......... 3,000,000 3,006,570
Consumer Goods 0.8%
e
AI Aqua Merger Sub, Inc.,
First Lien, 2025 Refinancing
CME Term Loan, B , 7.424%
( TSFR12M + 3.250% ), 7/31/28 2,950,100 2,949,245
e
United Natural Foods, Inc., First
Lien, 2024 CME Term Loan ,
9.077% ( TSFR1M + 4.750% ),
5/01/31 ................. 1,526,742 1,542,008
4,491,253
a a a a a
Healthcare 0.2%
e
1261229 BC Ltd., First Lien, Initial
CME Term Loan , 10.561%
( TSFR1M + 6.250% ), 10/08/30 1,000,000 966,640
Media 1.0%
e
Clear Channel Outdoor
Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan ,
8.441% ( TSFR1M + 4.000% ),
8/23/28 ................. 3,000,000 2,982,315
a a
Shares/
Principal
a
Value
a a a a
Loans
(continued)
Media (continued)
e
Gray Media, Inc., First Lien,
CME Term Loan, D , 7.439%
( US0001M + 3.000% ), 12/01/28 1,978,326 $ 1,920,549
4,902,864
a a a a a
Retail 0.3%
e
PetSmart LLC, First Lien, Initial
CME Term Loan , 8.177%
( US0001M + 3.750% ), 2/11/28 1,488,382 1,476,289
Telecommunications 1.8%
e
Connect Finco SARL, First Lien,
Amendment No. 4 CME Term
Loan , 8.827% ( TSFR1M +
4.500% ), 9/13/29 .......... 1,989,950 1,896,810
e
CSC Holdings LLC, First Lien,
2022 CME Term Loan , 8.812%
( TSFR1M + 4.500% ), 1/18/28 . 2,000,000 1,976,130
e
Digicel International Finance Ltd.,
First Lien, CME Term Loan , PIK,
9.530% ( TSFR3M + 5.150% ),
5/25/27 ................. 1,935,757 1,925,407
e
Lumen Technologies, Inc., First
Lien, CME Term Loan, B1 ,
6.791% ( TSFR1M + 2.350% ),
4/16/29 ................. 3,984,812 3,942,493
9,740,840
a a a a a
Total Loans
(Cost $ 24,184,907 ) ...............
24,584,456
Total Long Term Investments
(Cost $ 502,175,503 ) ..............
511,824,886
a
a
Certificates of Deposit 0 .3%
c,d
Shared Interest, Inc. , 4.000%,
9/30/25 ................. 500,000 500,000
c
Walden Mutual Bank , 3.930%,
11/14/25 ................ 500,000 499,064
Total Certificates of Deposit
(Cost $ 1,000,001 ) ................
999,064
Money Market 1.8%
g,h
JPMorgan Prime Money Market
Fund , 4.470% ............ 9,675,133 9,675,133
(Cost $9,675,133)
a
Total Investments 99 .5%
(Cost $ 512,850,637 ) .............
$522,499,083
Other Assets, less Liabilities 0 .5% .
2,863,503
Net Assets 100.0% ...............
$525,362,586

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a
Rounds to less than 0.05%.
b
Non-income producing security.
c
Illiquid security.
d
Security valued using significant unobservable inputs.
e
Rate shown reflects the accrual rate as of June 30, 2025 on securities with variable or step rates.
f
Security purchased pursuant to Rule 144A of the Securities Act of
1933 and may be resold only to qualified institutional buyers.
g
Rate shown represents an annualized 7-day yield as of June 30,
2025.
h
Institutional Class shares.
CME Chicago Mercantile Exchange
FRN Floating Rate Note
LP Limited Partnership
PIK Payment In Kind

Schedule of Investments (Unaudited), June 30, 2025
Impax Sustainable Allocation Fund
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a a
Shares/
Principal
a
Value
a a a a a
Affiliated Investment Companies 99.0%
a
Impax Core Bond Fund , Class
Institutional .............. 83,178,989 $ 734,470,471
a
Impax Ellevate Global Women's
Leadership Fund , Class
Institutional .............. 1,992,026 69,362,328
a
Impax Global Environmental
Markets Fund , Class
Institutional .............. 2,800,650 70,156,290
a
Impax Global Opportunities Fund ,
Class Institutional .......... 4,225,024 74,867,423
a
Impax Global Sustainable
Infrastructure Fund , Class
Institutional .............. 6,623,777 68,357,381
a
Impax High Yield Bond Fund ,
Class Institutional .......... 18,783,026 115,139,947
a
Impax International Sustainable
Economy Fund , Class
Institutional .............. 9,585,954 114,935,591
a
Impax Large Cap Fund , Class
Institutional .............. 56,049,970 752,190,597
a,b
Impax Small Cap Fund , Class
Institutional .............. 6,320,888 108,150,402
a
Impax US Sustainable Economy
Fund ................... 6,671,295 169,184,051
2,276,814,481
Total Affiliated Investment
Companies
(Cost $ 1,979,460,000 ) ............
2,276,814,481
Money Market 1.1%
a,c
JPMorgan Prime Money Market
Fund , 4.470% ............ 24,535,841 24,535,841
(Cost $24,535,841)
a
Total Investments 100 .1%
(Cost $ 2,003,995,841 ) ............
$2,301,350,322
Other Assets, less Liabilities ( 0 .1 ) %
(1,541,503)
Net Assets 100.0% ...............
$2,299,808,819
a
Institutional Class shares.
b
Non-income producing security.
c
Rate shown represents an annualized 7-day yield as of June 30, 2025.

Financial Statements
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
37
Large Cap Fund Small Cap Fund
US Sustainable
Economy Fund
Global
Sustainable
Infrastructure
Fund
Assets:
Investments, at cost - Note A ............... $695,943,970 $572,050,944 $381,706,046 $84,693,954
Investments in unaffiliated issuers, at value .... $1,058,136,398 $652,714,764 $517,207,787 $100,478,204
Total investments, at value - Note A
1
1,058,136,398 652,714,764 517,207,787 100,478,204
Cash ................................. — — 18,840 1,316
Receivables:
Capital stock sold ...................... 308,947 643,826 50,424 15,963
Dividends and interest - Note A ............ 399,477 145,421 294,813 248,218
Investment securities sold ................ — 811,383 — 420,412
Investment Adviser reimbursement ......... — — 54,430 —
Other ............................... 2,279 1,942 1,370 212,206
Total assets ....................... 1,058,847,101 654,317,336 517,627,664 101,376,319
Liabilities:
Collateral on securities loaned, at value ....... 819 367,620 — —
Payables:
Capital stock reacquired ................. 265,280 336,843 35,501 5,747
Investment securities purchased ........... — — — 1,267
Accrued expenses: ......................
Investment advisory fees - Note B .......... 548,023 397,060 240,647 53,534
Distribution expense .................... 9,078 20,071 42,789 1,337
Transfer agent fees ..................... 100,292 68,352 — —
Printing and other shareholder communication
fees ................................ 19,706 37,936 — —
Custodian fees ........................ 33,079 19,771 — —
Legal and audit fees .................... 25,197 16,275 — —
Other accrued expenses ................. 44,207 20,430 400 —
Total liabilities ...................... 1,045,681 1,284,358 319,337 61,885
Net assets, at value .............. $1,057,801,420 $653,032,978 $517,308,327 $101,314,434
Net assets consist of:
Paid-in capital .......................... $593,407,375 $557,847,969 $366,211,436 $96,232,309
Total distributable earnings (losses) .......... 464,394,045 95,185,009 151,096,891 5,082,125
Net assets, at value .............. $1,057,801,420 $653,032,978 $517,308,327 $101,314,434
1
Investments at market value include securities loaned. At June 30, 2025, the Impax Large Cap Fund, Impax Small Cap Fund and Impax US
Sustainable Economy Fund had total market values of securities on loan of $10,355,914, $358,708 and $8,097,513 respectively.

Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2025 (Unaudited)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
38
Global
Opportunities
Fund
Global
Environmental
Markets Fund
Global Social
Leaders Fund
Global
Women’s
Leadership
Fund
Assets:
Investments, at cost - Note A ............... $98,174,263 $1,416,868,333 $1,724,487 $508,260,706
Investments in unaffiliated issuers, at value .... $133,898,002 $2,055,253,069 $2,155,760 $702,024,758
Total investments, at value - Note A 133,898,002 2,055,253,069 2,155,760 702,024,758
Cash ................................. — — — 39,101
Foreign currency, at value (cost $ 1,809 , $ 6,989 ,
$ 0 and $ 694 , respectively) ................. 1,810 7,126 — 694
Receivables:
Capital stock sold ...................... 13,592 1,575,598 20 97,890
Dividends and interest - Note A ............ 15,299 1,103,577 1,578 665,233
Investment securities sold ................ 7,607 — — —
Investment Adviser reimbursement ......... 19,583 — 20,764 —
Other ............................... 148,989 3,112,809 — 774,916
Total assets ....................... 134,104,882 2,061,052,179 2,178,122 703,602,592
Liabilities:
Payables:
Capital stock reacquired ................. 5,793 921,757 — 97,484
Investment securities purchased ........... 1,358,129 — — 79
Accrued expenses: ......................
Investment advisory fees - Note B .......... 81,762 1,267,925 1,382 300,858
Distribution expense .................... 1,582 35,504 39 27,767
Transfer agent fees ..................... 8,869 337,375 82 —
Printing and other shareholder communication
fees ................................ 2,612 82,984 1,974 —
Custodian fees ........................ 7,194 58,290 5,951 —
Legal and audit fees .................... 12,893 34,015 11,926 —
Other accrued expenses ................. 13,006 43,206 22,532 181
Total liabilities ...................... 1,491,840 2,781,056 43,886 426,369
Net assets, at value .............. $132,613,042 $2,058,271,123 $2,134,236 $703,176,223
Net assets consist of:
Paid-in capital .......................... $96,151,365 $1,294,183,177 $1,744,662 $470,883,528
Total distributable earnings (losses) .......... 36,461,677 764,087,946 389,574 232,292,695
Net assets, at value .............. $132,613,042 $2,058,271,123 $2,134,236 $703,176,223

Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2025 (Unaudited)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
39
International
Sustainable
Economy Fund
Core Bond
Fund
High Yield Bond
Fund
Sustainable
Allocation Fund
Assets:
Investments, at cost - Note A ............... $1,151,658,558 $856,322,587 $512,850,637 $2,003,995,841
Investments in unaffiliated issuers, at value .... $1,464,842,383 $836,605,824 $522,499,083 $24,535,841
Investments in affiliated issuers, at value ..... — — — 2,276,814,481
Total investments, at value - Note A
1
1,464,842,383 836,605,824 522,499,083 2,301,350,322
Cash ................................. 76,613 — 223,800 115,300
Foreign currency, at value (cost $ 1,430 , $ – , $ –
and $ – , respectively) ..................... 1,444 — — —
Receivables:
Capital stock sold ...................... 1,255,882 2,760,283 2,687,148 225,146
Dividends and interest - Note A ............ 2,218,143 7,031,695 7,989,831 2,944,178
Investment securities sold ................ 11,710,079 3,876,638 6,607,728 —
Other ............................... 6,438,372 947 — —
Total assets ....................... 1,486,542,916 850,275,387 540,007,590 2,304,634,946
Liabilities:
Collateral on securities loaned, at value ....... — 3,630,021 — —
Payables:
Capital stock reacquired ................. 360,807 266,606 853,977 1,642,830
Investment securities purchased ........... 20,632 1,999,694 10,956,959 2,821,803
Dividend payable - Note A ................ — 2,611,030 2,446,582 —
Accrued expenses: ......................
Investment advisory fees - Note B .......... 518,729 273,122 214,635 93,089
Distribution expense .................... 23,231 3,059 26,187 268,405
Transfer agent fees ..................... — 181 41,073 —
Printing and other shareholder communication
fees ................................ — 5,853 39,392 —
Custodian fees ........................ — 29,314 21,360 —
Legal and audit fees .................... — 18,456 15,745 —
Due to Custodian 8,123,777 — — —
Other accrued expenses ................. — 30,571 29,094 —
Total liabilities ...................... 9,047,176 8,867,907 14,645,004 4,826,127
Net assets, at value .............. $1,477,495,740 $841,407,480 $525,362,586 $2,299,808,819
Net assets consist of:
Paid-in capital .......................... $1,107,967,546 $943,635,887 $661,808,007 $1,768,781,667
Total distributable earnings (losses) .......... 369,528,194 (102,228,407) (136,445,421) 531,027,152
Net assets, at value .............. $1,477,495,740 $841,407,480 $525,362,586 $2,299,808,819

Investments at market value include securities loaned. At June 30, 2025, the Impax Core Bond Fund had total market values of securities on loan of $3,556,235 respectively.

Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2025 (Unaudited)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
40
Large Cap Fund Small Cap Fund
US Sustainable
Economy Fund
Global
Sustainable
Infrastructure
Fund
Investor Class:
Net assets, at value .................... $45,377,403 $87,252,139 $202,468,919 $6,573,530
Capital Shares outstanding (unlimited/
authorized) ........................... 3,394,341 5,213,137 8,409,674 640,157
Net asset value per share ................ $13.37 $16.74 $24.08 $10.27
Class A:
Net assets, at value .................... $12,023,652 $9,577,159
Capital Shares outstanding (unlimited/
authorized) ........................... 721,034 399,873
Net asset value per share ................ $16.68 $23.95
Institutional Class:
Net assets, at value .................... $1,012,424,017 $553,757,187 $305,262,249 $94,740,904
Capital Shares outstanding (unlimited/
authorized) ........................... 75,428,928 32,359,415 12,038,328 9,177,572
Net asset value per share ................ $13.42 $17.11 $25.36 $10.32
Global
Opportunities
Fund
Global
Environmental
Markets Fund
Global Social
Leaders Fund
Global
Women’s
Leadership
Fund
Investor Class:
Net assets, at value .................... $7,665,733 $156,754,925 $195,219 $134,295,072
Capital Shares outstanding (unlimited/
authorized) ........................... 436,172 6,332,496 15,749 3,893,005
Net asset value per share ................ $17.58 $24.75 $12.40 $34.50
Class A:
Net assets, at value .................... $18,791,318
Capital Shares outstanding (unlimited/
authorized) ........................... 760,511
Net asset value per share ................ $24.71
Institutional Class:
Net assets, at value .................... $124,947,309 $1,882,724,880 $1,939,017 $568,881,151
Capital Shares outstanding (unlimited/
authorized) ........................... 7,053,029 75,159,261 156,234 16,339,972
Net asset value per share ................ $17.72 $25.05 $12.41 $34.82

Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2025 (Unaudited)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
41
International
Sustainable
Economy Fund
Core Bond
Fund
High Yield Bond
Fund
Sustainable
Allocation Fund
Investor Class:
Net assets, at value .................... $114,611,938 $14,871,870 $121,112,541 $1,319,432,242
Capital Shares outstanding (unlimited/
authorized) ........................... 9,339,641 1,683,719 19,694,198 49,610,693
Net asset value per share ................ $12.27 $8.83 $6.15 $26.60
Class A:
Net assets, at value .................... $6,484,305
Capital Shares outstanding (unlimited/
authorized) ........................... 1,053,293
Net asset value per share ................ $6.16
Institutional Class:
Net assets, at value .................... $1,362,883,802 $826,535,610 $397,765,740 $980,376,577
Capital Shares outstanding (unlimited/
authorized) ........................... 113,692,997 93,607,699 64,928,104 35,964,364
Net asset value per share ................ $11.99 $8.83 $6.13 $27.26

Financial Statements
Statements of Operations
For the period ended June 30, 2025 (Unaudited)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
42
Large Cap Fund Small Cap Fund
US Sustainable
Economy Fund
Global
Sustainable
Infrastructure
Fund
Investment income:
Dividends: (net of foreign taxes of $ – , $ – , $ – and
$ 87,881 , respectively) .................... $7,895,474 $2,519,384 $2,768,576 $1,389,694
Interest ............................... 433,752 147,096 43,145 25,099
Income from securities lending - Note A ....... 22,236 3,681 6,200 241
Other income ........................... 583,933 92,074 71,795 31,520
Total investment income ................ 8,935,395 2,762,235 2,889,716 1,446,554
Expenses:
Investment advisory fees - Note B ........... 3,847,328 2,495,056 1,168,378 304,396
Distribution expenses Investor Class - Note B ... 68,901 108,069 244,618 7,516
Distribution expenses Class A - Note B ........ 14,742 12,235
Transfer agent fees - Note A ................ 211,222 312,944 — —
Printing and other shareholder communication
fees .................................. 32,813 37,949 — —
Custodian fees .......................... 54,618 39,066 — —
Legal fees and related expenses ............ 56,910 40,139 — —
Trustees’ fees and expenses - Note B ........ 73,518 54,226 — —
Compliance expense ..................... 11,248 10,641 — —
Audit fees ............................. 27,273 22,812 — —
Registration and filing fees ................. 32,785 35,376 — —
Other expenses ......................... 30,327 7,668 1,234 48
Total Expenses ...................... 4,446,943 3,178,688 1,426,465 311,960
Less: Advisory fee waiver - Note B ........ — — (294,922) —
Net investment income ............... 4,488,452 (416,453) 1,758,173 1,134,594
REALIZED AND UNREALIZED GAIN (LOSS) - Note
A and C
Net realized gain (loss) on:
Investments in unaffiliated issuers ........... 102,516,465 4,943,301 6,796,279 (2,415,807)
Foreign currency transactions .............. — — — (2,902)
Change in unrealized appreciation (depreciation)
on:
Investments in unaffiliated issuers ........... (76,814,237) (32,404,014) 21,827,827 17,229,821
Foreign currency translation ................ — 71 — 29,864
Net realized and unrealized gain (loss) on
investments and foreign currency .... 25,702,228 (27,460,642) 28,624,106 14,840,976
Net increase (decrease) in net assets
resulting from operations .......... $30,190,680 $(27,877,095) $30,382,279 $15,975,570

Financial Statements
Statements of Operations
(continued)
For the period ended June 30, 2025 (Unaudited)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
43
Global
Opportunities
Fund
Global
Environmental
Markets Fund
Global Social
Leaders Fund
Global
Women’s
Leadership
Fund
Investment income:
Dividends: (net of foreign taxes of $ 43,080 ,
$ 1,082,887 , $ 1,193 and $ 169,976 , respectively) . $826,808 $19,257,710 $16,884 $7,917,681
Interest ............................... 29,323 440,508 1,772 83,619
Income from securities lending - Note A ....... 2,144 1,520 6 7,390
Other income ........................... 26,971 492,125 451 73,168
Total investment income ................ 885,246 20,191,863 19,113 8,081,858
Expenses:
Investment advisory fees - Note B ........... 495,872 8,023,847 7,770 1,826,533
Distribution expenses Investor Class - Note B ... 9,658 192,479 203 166,841
Distribution expenses Class A - Note B ........ 21,955
Transfer agent fees - Note A ................ 34,481 1,384,644 85 —
Printing and other shareholder communication
fees .................................. 2,237 102,557 36 —
Custodian fees .......................... 26,940 113,094 21,572 —
Legal fees and related expenses ............ 25,591 82,660 23,572 —
Trustees’ fees and expenses - Note B ........ 34,133 106,243 29,545 —
Compliance expense ..................... 9,934 12,345 9,780 —
Audit fees ............................. 22,562 37,194 17,912 —
Registration and filing fees ................. 22,974 37,600 22,023 —
Other expenses ......................... 6,564 29,633 1,708 1,478
Total Expenses ...................... 690,946 10,144,251 134,206 1,994,852
Less: Advisory fee waiver - Note B ........ — — (6,827) —
Expenses assumed by Adviser - Note B .. (73,425) — (117,656) —
Net expenses ........................... 617,521 10,144,251 9,723 1,994,852
Net investment income ............... 267,725 10,047,612 9,390 6,087,006
REALIZED AND UNREALIZED GAIN (LOSS) - Note
A and C
Net realized gain (loss) on:
Investments in unaffiliated issuers ........... 1,451,450 133,212,135 (26,857) 30,990,359
Foreign currency transactions .............. (502) (12,338) 18 11,768
Change in unrealized appreciation (depreciation)
on:
Investments in unaffiliated issuers ........... 8,756,044 59,360,870 246,042 11,721,761
Foreign currency translation ................ 16,087 371,095 17 97,107
Net realized and unrealized gain on
investments and foreign currency .... 10,223,079 192,931,762 219,220 42,820,995
Net increase in net assets resulting from
operations ..................... $10,490,804 $202,979,374 $228,610 $48,908,001

Financial Statements
Statements of Operations
(continued)
For the period ended June 30, 2025 (Unaudited)
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Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
44
International
Sustainable
Economy Fund
Core Bond
Fund
High Yield Bond
Fund
Sustainable
Allocation Fund
Investment income:
Dividends: (net of foreign taxes of $ 1,666,679 , $ – ,
$ – and $ – , respectively) ................... $27,599,883 $29,596 $44,584 $—
Dividends from affiliates - Note C ......... — — — 25,382,860
Interest ............................... 308,534 18,474,540 17,920,708 597,993
Income from securities lending - Note A ....... 54 22,422 — —
Other income ........................... — — — 6,109
Total investment income ................ 27,908,471 18,526,558 17,965,292 25,986,962
Expenses:
Investment advisory fees - Note B ........... 2,954,148 1,659,479 1,309,675 558,742
Distribution expenses Investor Class - Note B ... 129,830 17,509 150,808 1,614,830
Distribution expenses Class A - Note B ........ 6,332
Transfer agent fees - Note A ................ — 55,376 237,411 —
Printing and other shareholder communication
fees .................................. — 1,364 53,979 —
Custodian fees .......................... — 81,895 59,593 —
Legal fees and related expenses ............ — 43,760 35,317 —
Trustees’ fees and expenses - Note B ........ — 58,915 47,928 —
Compliance expense ..................... — 10,836 10,465 —
Audit fees ............................. — 28,554 26,451 —
Registration and filing fees ................. — 29,312 36,883 —
Other expenses ......................... 11 33,123 8,869 —
Total Expenses ...................... 3,083,989 2,020,123 1,983,711 2,173,572
Net investment income ............... 24,824,482 16,506,435 15,981,581 23,813,390
REALIZED AND UNREALIZED GAIN (LOSS) - Note
A and C
Net realized gain (loss) on:
Investments in unaffiliated issuers ........... 57,603,183 (11,566,683) (3,496,926) —
Investment in affiliated issuers .............. — — — (2,401,327)
Foreign currency transactions .............. 244,446 — — —
Change in unrealized appreciation (depreciation)
on:
Investments in unaffiliated issuers ........... 161,844,230 25,111,795 12,879,113 —
Investment in affiliated issuers .............. — — — 91,727,467
Foreign currency translation ................ 744,979 — — —
Net realized and unrealized gain on
investments and foreign currency .... 220,436,838 13,545,112 9,382,187 89,326,140
Net increase in net assets resulting from
operations ..................... $245,261,320 $30,051,547 $25,363,768 $113,139,530

Financial Statements
Statements of Changes in Net Assets
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SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
45
Large Cap Fund Small Cap Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $4,488,452 $11,625,863 $(416,453) $1,162,986
Net realized gain on investments and
foreign currency transactions ...... 102,516,465 195,868,488 4,943,301 54,026,773
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... (76,814,237) (14,239,226) (32,403,943) 40,377,741
Net increase (decrease) in net
assets resulting from operations . 30,190,680 193,255,125 (27,877,095) 95,567,500
Distributions from distributable earning -
Investor Class ................... (133,516) (10,658,577) (4,647,968)
Distributions from distributable earning -
Class A ........................ (635,017)
Distributions from distributable earning -
Institutional Class ................ (4,405,500) (207,033,360) (30,933,503)
Total distributions to shareholders ..... (4,539,016) (217,691,937) — (36,216,488)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 12,250,461 24,458,719 8,342,510 6,455,538
Proceeds from reinvestment of
distributions .................... 124,003 10,039,151 4,385,003
Cost of shares redeemed ............ (32,269,965) (24,323,141) (10,907,002) (22,472,529)
Net increase (decrease) from Investor
Class transactions ............... (19,895,501) 10,174,729 (2,564,492) (11,631,988)
Class A
Proceeds from shares sold ........... 1,029,659 2,444,209
Proceeds from reinvestment of
distributions .................... 585,865
Cost of shares redeemed ............ (1,284,586) (2,980,996)
Net increase (decrease) from Class A
transactions .................... (254,927) 49,078
Institutional Class
Proceeds from shares sold ........... 24,160,841 80,243,884 30,466,070 94,998,836
Proceeds from reinvestment of
distributions .................... 4,381,762 206,059,271 28,184,856
Cost of shares redeemed ............ (345,582,047) (346,132,842) (72,734,070) (121,981,291)
Net increase (decrease) from Institutional
Class transactions ............... (317,039,444) (59,829,687) (42,268,000) 1,202,401
Net decrease from capital share
transactions ...................... (336,934,945) (49,654,958) (45,087,419) (10,380,509)
Net increase (decrease) in net
assets ..................... (311,283,281) (74,091,770) (72,964,514) 48,970,503
Net assets
Beginning of period ................ 1,369,084,701 1,443,176,471 725,997,492 677,026,989
End of period ..................... $1,057,801,420 $1,369,084,701 $653,032,978 $725,997,492

Financial Statements
Statements of Changes in Net Assets
(continued)
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46
Large Cap Fund Small Cap Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 988,088 1,689,447 529,878 381,373
Shares issued in reinvestment of
distributions ....................... 9,650 782,053 250,429
Shares redeemed ................... (2,761,134) (1,711,463) (668,610) (1,328,381)
Net increase (decrease) in shares
outstanding ........................ (1,763,396) 760,037 (138,732) (696,579)
Class A
Shares sold ....................... 61,645 145,694
Shares issued in reinvestment of
distributions ....................... 33,593
Shares redeemed ................... (77,675) (177,756)
Net increase (decrease) in shares
outstanding ........................ (16,030) 1,531
Institutional Class
Shares sold ....................... 1,983,021 5,677,742 1,798,883 5,469,591
Shares issued in reinvestment of
distributions ....................... 339,671 15,970,408 1,578,824
Shares redeemed ................... (28,859,555) (23,944,023) (4,384,409) (7,084,897)
Net decrease in shares outstanding ...... (26,536,863) (2,295,873) (2,585,526) (36,482)

Financial Statements
Statements of Changes in Net Assets
(continued)
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SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
47
US Sustainable Economy Fund Global Sustainable Infrastructure Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $1,758,173 $3,084,266 $1,134,594 $2,114,925
Net realized gain (loss) on investments
and foreign currency transactions ... 6,796,279 34,721,252 (2,418,709) 1,964,415
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 21,827,827 20,760,837 17,259,685 (5,191,913)
Net increase (decrease) in net
assets resulting from operations . 30,382,279 58,566,355 15,975,570 (1,112,573)
Distributions from distributable earning -
Investor Class ................... (551,685) (29,508,948) (66,881) (124,160)
Distributions from distributable earning -
Class A ........................ (25,576) (1,566,010)
Distributions from distributable earning -
Institutional Class ................ (1,115,176) (16,454,071) (1,067,251) (1,901,231)
Total distributions to shareholders ..... (1,692,437) (47,529,029) (1,134,132) (2,025,391)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 3,471,074 8,778,548 792,874 747,843
Proceeds from reinvestment of
distributions .................... 541,133 29,022,463 65,773 122,249
Cost of shares redeemed ............ (14,400,439) (24,300,572) (1,022,402) (1,338,380)
Net increase (decrease) from Investor
Class transactions ............... (10,388,232) 13,500,439 (163,755) (468,288)
Class A
Proceeds from shares sold ........... 474,414 957,083
Proceeds from reinvestment of
distributions .................... 25,203 1,533,712
Cost of shares redeemed ............ (2,102,469) (1,336,829)
Net increase (decrease) from Class A
transactions .................... (1,602,852) 1,153,966
Institutional Class
Proceeds from shares sold ........... 176,807,134 18,514,675 2,230,413 4,276,306
Proceeds from reinvestment of
distributions .................... 1,099,349 15,951,421 1,055,807 1,831,039
Cost of shares redeemed ............ (13,788,324) (13,638,281) (4,889,175) (8,166,147)
Net increase (decrease) from Institutional
Class transactions ............... 164,118,159 20,827,815 (1,602,955) (2,058,802)
Net increase (decrease) from capital share
transactions ...................... 152,127,075 35,482,220 (1,766,710) (2,527,090)
Net increase (decrease) in net
assets ..................... 180,816,917 46,519,546 13,074,728 (5,665,054)
Net assets
Beginning of period ................ 336,491,410 289,971,864 88,239,706 93,904,760
End of period ..................... $517,308,327 $336,491,410 $101,314,434 $88,239,706

Financial Statements
Statements of Changes in Net Assets
(continued)
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48
US Sustainable Economy Fund Global Sustainable Infrastructure Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 152,521 351,785 82,941 80,957
Shares issued in reinvestment of
distributions ....................... 23,344 1,229,582 6,538 13,583
Shares redeemed ................... (632,430) (964,475) (108,642) (144,042)
Net increase (decrease) in shares
outstanding ........................ (456,565) 616,892 (19,163) (49,502)
Class A
Shares sold ....................... 21,333 37,284
Shares issued in reinvestment of
distributions ....................... 1,093 65,374
Shares redeemed ................... (93,902) (53,877)
Net increase (decrease) in shares
outstanding ........................ (71,476) 48,781
Institutional Class
Shares sold ....................... 7,736,794 691,123 229,596 460,494
Shares issued in reinvestment of
distributions ....................... 45,037 641,994 104,432 202,638
Shares redeemed ................... (583,953) (521,756) (503,254) (882,919)
Net increase (decrease) in shares
outstanding ........................ 7,197,878 811,361 (169,226) (219,787)

Financial Statements
Statements of Changes in Net Assets
(continued)
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SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
49
Global Opportunities Fund Global Environmental Markets Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $267,725 $465,645 $10,047,612 $12,118,257
Net realized gain on investments and
foreign currency transactions ...... 1,450,948 5,761,312 133,199,797 130,849,397
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 8,772,131 1,336,233 59,731,965 (12,166,248)
Net increase in net assets resulting
from operations ............. 10,490,804 7,563,190 202,979,374 130,801,406
Distributions from distributable earning -
Investor Class ................... (10,079) (218,609) (792,123) (7,426,368)
Distributions from distributable earning -
Class A ........................ (96,280) (818,064)
Distributions from distributable earning -
Institutional Class ................ (289,682) (3,374,273) (11,553,874) (98,172,152)
Total distributions to shareholders ..... (299,761) (3,592,882) (12,442,277) (106,416,584)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 295,478 1,719,780 3,590,254 8,190,983
Proceeds from reinvestment of
distributions .................... 9,821 209,394 758,201 7,147,897
Cost of shares redeemed ............ (1,172,245) (1,864,636) (23,019,676) (33,370,783)
Net increase (decrease) from Investor
Class transactions ............... (866,946) 64,538 (18,671,221) (18,031,903)
Class A
Proceeds from shares sold ........... 1,054,129 2,333,493
Proceeds from reinvestment of
distributions .................... 86,195 760,749
Cost of shares redeemed ............ (1,890,093) (4,608,085)
Net decrease from Class A transactions . (749,769) (1,513,843)
Institutional Class
Proceeds from shares sold ........... 9,779,735 15,390,881 100,806,036 319,771,375
Proceeds from reinvestment of
distributions .................... 278,122 3,287,781 10,572,746 91,998,475
Cost of shares redeemed ............ (12,764,606) (18,849,494) (506,071,674) (581,186,495)
Net decrease from Institutional Class
transactions .................... (2,706,749) (170,832) (394,692,892) (169,416,645)
Net decrease from capital share
transactions ...................... (3,573,695) (106,294) (414,113,882) (188,962,391)
Net increase (decrease) in net
assets ..................... 6,617,348 3,864,014 (223,576,785) (164,577,569)
Net assets
Beginning of period ................ 125,995,694 122,131,680 2,281,847,908 2,446,425,477
End of period ..................... $132,613,042 $125,995,694 $2,058,271,123 $2,281,847,908

Financial Statements
Statements of Changes in Net Assets
(continued)
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50
Global Opportunities Fund Global Environmental Markets Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 17,902 104,228 156,260 346,289
Shares issued in reinvestment of
distributions ....................... 581 12,787 31,710 313,579
Shares redeemed ................... (71,896) (112,188) (1,005,223) (1,399,731)
Net increase (decrease) in shares
outstanding ........................ (53,413) 4,827 (817,253) (739,863)
Class A
Shares sold ....................... 44,875 98,099
Shares issued in reinvestment of
distributions ....................... 3,613 33,437
Shares redeemed ................... (82,202) (196,694)
Net decrease in shares outstanding ...... (33,714) (65,158)
Institutional Class
Shares sold ....................... 576,420 889,118 4,356,051 13,323,985
Shares issued in reinvestment of
distributions ....................... 16,303 199,055 437,062 3,985,963
Shares redeemed ................... (749,973) (1,109,673) (21,962,910) (24,102,281)
Net decrease in shares outstanding ...... (157,250) (21,500) (17,169,797) (6,792,333)

Financial Statements
Statements of Changes in Net Assets
(continued)
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51
Global Social Leaders Fund Global Women’s Leadership Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $9,390 $13,270 $6,087,006 $12,121,796
Net realized gain (loss) on investments
and foreign currency transactions ... (26,839) 13,426 31,002,127 84,049,848
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 246,059 117,110 11,818,868 (5,570,264)
Net increase in net assets resulting
from operations ............. 228,610 143,806 48,908,001 90,601,380
Distributions from distributable earning -
Investor Class ................... (658) (2,188) (1,261,891) (12,476,824)
Distributions from distributable earning -
Institutional Class ................ (8,389) (51,925) (5,959,746) (55,223,742)
Total distributions to shareholders ..... (9,047) (54,113) (7,221,637) (67,700,566)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 86,637 96,682 3,669,338 8,659,276
Proceeds from reinvestment of
distributions .................... 654 2,186 1,187,225 11,774,946
Cost of shares redeemed ............ (5,167) (8,458) (17,220,318) (23,477,040)
Net increase (decrease) from Investor
Class transactions ............... 82,124 90,410 (12,363,755) (3,042,818)
Institutional Class
Proceeds from shares sold ........... 12,300 2,500 28,758,746 57,517,696
Proceeds from reinvestment of
distributions .................... 7,141 49,272 5,308,629 49,813,790
Cost of shares redeemed ............ (1,585) (88,764,601) (232,111,629)
Net increase (decrease) from Institutional
Class transactions ............... 19,441 50,187 (54,697,226) (124,780,143)
Net increase (decrease) from capital share
transactions ...................... 101,565 140,597 (67,060,981) (127,822,961)
Net increase (decrease) in net
assets ..................... 321,128 230,290 (25,374,617) (104,922,147)
Net assets
Beginning of period ................ 1,813,108 1,582,818 728,550,840 833,472,987
End of period ..................... $2,134,236 $1,813,108 $703,176,223 $728,550,840

Financial Statements
Statements of Changes in Net Assets
(continued)
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52
Global Social Leaders Fund Global Women’s Leadership Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 7,743 8,762 112,790 262,956
Shares issued in reinvestment of
distributions ....................... 55 196 35,684 361,238
Shares redeemed ................... (451) (752) (525,267) (709,396)
Net increase (decrease) in shares
outstanding ........................ 7,347 8,206 (376,793) (85,202)
Institutional Class
Shares sold ....................... 1,082 239 878,361 1,726,448
Shares issued in reinvestment of
distributions ....................... 595 4,419 158,136 1,514,612
Shares redeemed ................... (144) (2,757,027) (6,970,769)
Net increase (decrease) in shares
outstanding ........................ 1,677 4,514 (1,720,530) (3,729,709)

Financial Statements
Statements of Changes in Net Assets
(continued)
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SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
53
International Sustainable Economy Fund Core Bond Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $24,824,482 $30,023,134 $16,506,435 $32,974,290
Net realized gain (loss) on investments
and foreign currency transactions ... 57,847,629 39,759,261 (11,566,683) (6,316,373)
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 162,589,209 (13,609,138) 25,111,795 (13,111,232)
Net increase in net assets resulting
from operations ............. 245,261,320 56,173,257 30,051,547 13,546,685
Distributions from distributable earning -
Investor Class ................... (1,661,941) (2,846,375) (255,257) (426,881)
Distributions from distributable earning -
Institutional Class ................ (21,375,011) (38,290,694) (15,895,044) (32,164,241)
Total distributions to shareholders ..... (23,036,952) (41,137,069) (16,150,301) (32,591,122)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 23,644,860 29,582,926 3,722,426 2,644,757
Proceeds from reinvestment of
distributions .................... 1,629,172 2,782,881 250,857 420,817
Cost of shares redeemed ............ (21,063,176) (28,471,080) (2,049,857) (1,995,869)
Net increase from Investor Class
transactions .................... 4,210,856 3,894,727 1,923,426 1,069,705
Institutional Class
Proceeds from shares sold ........... 165,857,451 242,292,306 20,496,568 31,023,844
Proceeds from reinvestment of
distributions .................... 19,009,718 34,196,322 15,885,364 32,139,783
Cost of shares redeemed ............ (159,110,799) (205,837,635) (46,200,196) (106,126,112)
Net increase (decrease) from Institutional
Class transactions ............... 25,756,370 70,650,993 (9,818,264) (42,962,485)
Net increase (decrease) from capital share
transactions ...................... 29,967,226 74,545,720 (7,894,838) (41,892,780)
Net increase (decrease) in net
assets ..................... 252,191,594 89,581,908 6,006,408 (60,937,217)
Net assets
Beginning of period ................ 1,225,304,146 1,135,722,238 835,401,072 896,338,289
End of period ..................... $1,477,495,740 $1,225,304,146 $841,407,480 $835,401,072

Financial Statements
Statements of Changes in Net Assets
(continued)
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54
International Sustainable Economy Fund Core Bond Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 2,101,110 2,712,668 425,199 302,540
Shares issued in reinvestment of
distributions ....................... 137,832 261,478 28,530 47,948
Shares redeemed ................... (1,844,733) (2,623,070) (235,028) (228,129)
Net increase in shares outstanding ...... 394,209 351,076 218,701 122,359
Institutional Class
Shares sold ....................... 14,876,384 23,010,763 2,348,209 3,533,613
Shares issued in reinvestment of
distributions ....................... 1,645,863 3,289,155 1,807,008 3,664,867
Shares redeemed ................... (14,180,106) (19,549,571) (5,283,849) (12,064,273)
Net increase (decrease) in shares
outstanding ........................ 2,342,141 6,750,347 (1,128,632) (4,865,793)

Financial Statements
Statements of Changes in Net Assets
(continued)
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55
High Yield Bond Fund Sustainable Allocation Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $15,981,581 $30,643,753 $23,813,390 $47,194,667
Net realized gain (loss) on investments
and foreign currency transactions ... (3,496,926) (28,337,498) (2,401,327) 154,790,479
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 12,879,113 30,097,121 91,727,467 (31,182,453)
Net increase in net assets resulting
from operations ............. 25,363,768 32,403,376 113,139,530 170,802,693
Distributions from distributable earning -
Investor Class ................... (3,560,950) (7,028,433) (26,235,736) (49,450,416)
Distributions from distributable earning -
Class A ........................ (149,138) (242,200)
Distributions from distributable earning -
Institutional Class ................ (12,250,482) (23,776,319) (20,140,144) (35,498,005)
Total distributions to shareholders ..... (15,960,570) (31,046,952) (46,375,880) (84,948,421)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 12,532,843 36,114,697 11,941,532 25,087,500
Proceeds from reinvestment of
distributions .................... 3,433,690 6,780,935 25,351,747 47,955,255
Cost of shares redeemed ............ (20,287,773) (51,064,614) (92,410,536) (159,207,569)
Net decrease from Investor Class
transactions .................... (4,321,240) (8,168,982) (55,117,257) (86,164,814)
Class A
Proceeds from shares sold ........... 2,460,604 1,049,016
Proceeds from reinvestment of
distributions .................... 118,594 221,905
Cost of shares redeemed ............ (581,758) (1,219,494)
Net increase from Class A transactions . 1,997,440 51,427
Institutional Class
Proceeds from shares sold ........... 28,915,419 66,472,637 42,880,314 103,649,295
Proceeds from reinvestment of
distributions .................... 11,020,813 21,217,319 19,404,831 34,300,051
Cost of shares redeemed ............ (62,895,988) (103,027,378) (77,130,439) (133,945,754)
Net increase (decrease) from Institutional
Class transactions ............... (22,959,756) (15,337,422) (14,845,294) 4,003,592
Net decrease from capital share
transactions ...................... (25,283,556) (23,454,977) (69,962,551) (82,161,222)
Net increase (decrease) in net
assets ..................... (15,880,358) (22,098,553) (3,198,901) 3,693,050
Net assets
Beginning of period ................ 541,242,944 563,341,497 2,303,007,720 2,299,314,670
End of period ..................... $525,362,586 $541,242,944 $2,299,808,819 $2,303,007,720

Financial Statements
Statements of Changes in Net Assets
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
56
High Yield Bond Fund Sustainable Allocation Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 2,076,529 6,052,884 463,482 968,288
Shares issued in reinvestment of
distributions ....................... 566,016 1,128,265 958,815 1,862,353
Shares redeemed ................... (3,374,455) (8,537,234) (3,564,847) (6,119,449)
Net decrease in shares outstanding ...... (731,910) (1,356,085) (2,142,550) (3,288,808)
Class A
Shares sold ....................... 409,050 174,799
Shares issued in reinvestment of
distributions ....................... 19,533 36,830
Shares redeemed ................... (95,893) (203,259)
Net increase in shares outstanding ...... 332,690 8,370
Institutional Class
Shares sold ....................... 4,809,163 11,060,148 1,605,841 3,882,704
Shares issued in reinvestment of
distributions ....................... 1,824,181 3,541,201 716,046 1,301,749
Shares redeemed ................... (10,445,201) (17,216,324) (2,911,164) (5,045,148)
Net increase (decrease) in shares
outstanding ........................ (3,811,857) (2,614,975) (589,277) 139,305

Financial Highlights
Impax Large Cap Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
57
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Investor Class
Net asset value, beginning of period ..... $12.73 $13.24 $11.52 $14.82 $12.02 $10.38
Net investment income
1
............. 0.03 0.08 0.09 0.06 0.03 0.06
Net realized and unrealized gains (losses) 0.65 1.75 2.20 (3.02) 3.63 2.38
Total from investment operations ........ 0.68 1.83 2.29 (2.96) 3.66 2.44
Distributions to shareholders
From net investment income ......... 0.04 0.10 0.10 0.08 0.03 0.07
From net realized gains ............. — 2.24 0.47 0.26 0.83 0.73
Total distributions ................... 0.04 2.34 0.57 0.34 0.86 0.80
Net asset value, end of period .......... $13.37 $12.73 $13.24 $11.52 $14.82 $12.02
Total return
2
....................... 5.35% 13.72% 19.90% (19.99)% 30.57% 23.75%
Net assets, end of period (in $000’s) ..... $45,377 $65,658 $58,218 $56,667 $57,965 $21,351
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.99% 0.98% 0.98% 0.97% 0.97% 0.95%
Net investment income ............... 0.54% 0.57% 0.71% 0.49% 0.22% 0.51%
Total expenses excluding reimbursements
and waivers ...................... 0.99% 0.98% 0.98% 0.97% 0.97% 0.95%
Portfolio Turnover ................... 38%
4
36% 44% 34% 25% 43%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Large Cap Fund
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
58
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Institutional Class
Net asset value, beginning of period ..... $12.78 $13.28 $11.56 $14.87 $12.05 $10.40
Net investment income
1
............. 0.05 0.12 0.12 0.09 0.07 0.09
Net realized and unrealized gains (losses) 0.65 1.75 2.20 (3.03) 3.64 2.38
Total from investment operations ........ 0.70 1.87 2.32 (2.94) 3.71 2.47
Distributions to shareholders
From net investment income ......... 0.06 0.13 0.13 0.11 0.06 0.09
From net realized gains ............. — 2.24 0.47 0.26 0.83 0.73
Total distributions ................... 0.06 2.37 0.60 0.37 0.89 0.82
Net asset value, end of period .......... $13.42 $12.78 $13.28 $11.56 $14.87 $12.05
Total return
2
....................... 5.48% 14.02% 20.12% (19.77)% 30.92% 23.99%
Net assets, end of period (in $000’s) ..... $1,012,424 $1,303,427 $1,384,959 $1,291,988 $1,511,547 $1,020,242
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.74% 0.73% 0.73% 0.72% 0.71% 0.70%
Net investment income ............... 0.77% 0.81% 0.96% 0.73% 0.47% 0.84%
Total expenses excluding reimbursements
and waivers ...................... 0.74% 0.73% 0.73% 0.72% 0.71% 0.70%
Portfolio Turnover ................... 38%
4
36% 44% 34% 25% 43%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.

Not annualized.

Financial Highlights
Impax Small Cap Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
59
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Investor Class
Net asset value, beginning of period ..... $17.38 $15.96 $14.06 $18.72 $15.78 $14.67
Net investment income (loss)
1
........ (0.03) (0.01) (0.02) (0.03) 0.08 (0.03)
Net realized and unrealized gains (losses) (0.61) 2.33 1.92 (4.28) 4.66 1.75
Total from investment operations ........ (0.64) 2.32 1.90 (4.31) 4.74 1.72
Distributions to shareholders
From net investment income ......... — — — — 0.04 —
From net realized gains ............. — 0.90 — 0.35 1.76 0.61
Total distributions ................... — 0.90 — 0.35 1.80 0.61
Net asset value, end of period .......... $16.74 $17.38 $15.96 $14.06 $18.72 $15.78
Total return
2
....................... (3.68)% 14.51% 13.51% (22.97)% 30.26% 11.77%
Net assets, end of period (in $000’s) ..... $87,252 $93,020 $96,548 $93,090 $125,234 $102,582
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 1.17% 1.15% 1.16% 1.16% 1.15% 1.19%
Net investment income (loss) .......... (0.34)% (0.05)% (0.11)% (0.23)%
4
0.44% (0.23)%
Total expenses excluding reimbursements
and waivers ...................... 1.17% 1.15% 1.16% 1.16% 1.15% 1.19%
Portfolio Turnover ................... 12%
5
48% 43% 38% 44% 73%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
In 2022 the Adviser reimbursed the Fund losses related to a trading error in the amount of $63,091. Before the reimbursement by the Adviser, total return for Investor Class shares would have remained the same at (22.97%). The Net Investment Income for Investor Class shares would have been (0.24%).
5
Not annualized.

Financial Highlights
Impax Small Cap Fund
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
60
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Net asset value, beginning of period ..... $17.32 $15.91 $14.01 $18.66 $15.73 $14.63
Net investment income (loss)
1
........ (0.03) (0.01) (0.02) (0.03) 0.08 (0.03)
Net realized and unrealized gains (losses) (0.61) 2.32 1.92 (4.27) 4.65 1.74
Total from investment operations ........ (0.64) 2.31 1.90 (4.30) 4.73 1.71
Distributions to shareholders
From net investment income ......... — — — — 0.04 —
From net realized gains ............. — 0.90 — 0.35 1.76 0.61
Total distributions ................... — 0.90 — 0.35 1.80 0.61
Net asset value, end of period .......... $16.68 $17.32 $15.91 $14.01 $18.66 $15.73
Total return
2
....................... (3.70)% 14.49% 13.56% (23.03)% 30.29% 11.73%
Net assets, end of period (in $000’s) ..... $12,024 $12,763 $11,700 $10,895 $14,305 $10,948
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 1.17% 1.15% 1.16% 1.16% 1.15% 1.19%
Net investment income (loss) .......... (0.33)% (0.05)% (0.10)% (0.23)%
4
0.44% (0.23)%
Total expenses excluding reimbursements
and waivers ...................... 1.17% 1.15% 1.16% 1.16% 1.15% 1.19%
Portfolio Turnover ................... 12%
5
48% 43% 38% 44% 73%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
In 2022 the Adviser reimbursed the Fund losses related to a trading error in the amount of $63,091. Before the reimbursement by the Adviser, total return for Class A shares would have remained the same at (23.03%). The Net Investment Income for Class A shares would have been (0.22%).
5
Not annualized.

Financial Highlights
Impax Small Cap Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
61
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Institutional Class
Net asset value, beginning of period ..... $17.75 $16.26 $14.29 $18.99 $15.99 $14.82
Net investment income (loss)
1
........ (0.01) 0.04 0.02 0.01 0.14 —
Net realized and unrealized gains (losses) (0.63) 2.37 1.95 (4.34) 4.71 1.78
Total from investment operations ........ (0.64) 2.41 1.97 (4.33) 4.85 1.78
Distributions to shareholders
From net investment income ......... — 0.02 — 0.02 0.09 —
From net realized gains ............. — 0.90 — 0.35 1.76 0.61
Total distributions ................... — 0.92 — 0.37 1.85 0.61
Net asset value, end of period .......... $17.11 $17.75 $16.26 $14.29 $18.99 $15.99
Total return
2
....................... (3.61)% 14.79% 13.79% (22.80)% 30.54% 12.06%
Net assets, end of period (in $000’s) ..... $553,757 $620,214 $568,779 $484,498 $603,123 $352,709
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.92% 0.90% 0.91% 0.91% 0.90% 0.94%
Net investment income (loss) .......... (0.09)% 0.21% 0.15% 0.03%
4
0.73% 0.02%
Total expenses excluding reimbursements
and waivers ...................... 0.92% 0.90% 0.91% 0.91% 0.90% 0.94%
Portfolio Turnover ................... 12%
5
48% 43% 38% 44% 73%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
In 2022 the Adviser reimbursed the Fund losses related to a trading error in the amount of $63,091. Before the reimbursement by the Adviser, total return for Institutional
Class shares would have remained the same at (22.80%). The Net Investment Income for Institutional Class shares would have been 0.02%.

Not annualized.

Financial Highlights
Impax US Sustainable Economy Fund
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
62
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Investor Class
Net asset value, beginning of period ..... $23.32 $22.51 $19.19 $25.28 $23.78 $21.41
Net investment income
1
............. 0.09 0.22 0.23 0.22 0.20 0.23
Net realized and unrealized gains (losses) 0.74 4.39 4.42 (4.84) 6.83 2.60
Total from investment operations ........ 0.83 4.61 4.65 (4.62) 7.03 2.83
Distributions to shareholders
From net investment income ......... 0.07 0.49 0.10 0.37 0.20 0.22
From net realized gains ............. — 3.31 1.23 1.06 5.33 0.24
Tax return of capital ................ — — — 0.04 — —
Total distributions ................... 0.07 3.80 1.33 1.47 5.53 0.46
Net asset value, end of period .......... $24.08 $23.32 $22.51 $19.19 $25.28 $23.78
Total return
2
....................... 3.55% 20.41% 24.39% (18.25)% 30.02% 13.34%
Net assets, end of period (in $000’s) ..... $202,469 $206,720 $185,687 $159,822 $205,407 $170,315
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.70% 0.71% 0.70% 0.70% 0.74% 0.90%
Net investment income ............... 0.77% 0.87% 1.06% 1.01% 0.74% 1.10%
Total expenses excluding reimbursements
and waivers ...................... 0.86% 0.88% 0.88% 0.88% 0.88% 0.90%
Portfolio Turnover ................... 35%
4
45% 43% 37% 47% 65%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax US Sustainable Economy Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
63
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Net asset value, beginning of period ..... $23.19 $22.41 $19.11 $25.18 $23.71 $21.35
Net investment income
1
............. 0.09 0.22 0.22 0.22 0.20 0.23
Net realized and unrealized gains (losses) 0.73 4.36 4.42 (4.82) 6.80 2.59
Total from investment operations ........ 0.82 4.58 4.64 (4.60) 7.00 2.82
Distributions to shareholders
From net investment income ......... 0.06 0.49 0.11 0.37 0.20 0.22
From net realized gains ............. — 3.31 1.23 1.06 5.33 0.24
Tax return of capital ................ — — — 0.04 — —
Total distributions ................... 0.06 3.80 1.34 1.47 5.53 0.46
Net asset value, end of period .......... $23.95 $23.19 $22.41 $19.11 $25.18 $23.71
Total return
2
....................... 3.56% 20.37% 24.39% (18.24)% 29.99% 13.33%
Net assets, end of period (in $000’s) ..... $9,577 $10,932 $9,469 $8,142 $10,150 $6,599
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.70% 0.71% 0.70% 0.70% 0.74% 0.90%
Net investment income ............... 0.76% 0.87% 1.06% 1.01% 0.74% 1.11%
Total expenses excluding reimbursements
and waivers ...................... 0.86% 0.87% 0.88% 0.88% 0.88% 0.90%
Portfolio Turnover ................... 35%
4
45% 43% 37% 47% 65%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax US Sustainable Economy Fund
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
64
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Institutional Class
Net asset value, beginning of period ..... $24.55 $23.53 $19.99 $26.25 $24.52 $22.07
Net investment income
1
............. 0.13 0.30 0.29 0.28 0.28 0.29
Net realized and unrealized gains (losses) 0.77 4.58 4.61 (5.02) 7.05 2.67
Total from investment operations ........ 0.90 4.88 4.90 (4.74) 7.33 2.96
Distributions to shareholders
From net investment income ......... 0.09 0.55 0.13 0.42 0.27 0.27
From net realized gains ............. — 3.31 1.23 1.06 5.33 0.24
Tax return of capital ................ — — — 0.04 — —
Total distributions ................... 0.09 3.86 1.36 1.52 5.60 0.51
Net asset value, end of period .......... $25.36 $24.55 $23.53 $19.99 $26.25 $24.52
Total return
2
....................... 3.69% 20.69% 24.65% (18.01)% 30.35% 13.57%
Net assets, end of period (in $000’s) ..... $305,262 $118,840 $94,815 $80,572 $98,866 $79,301
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.45% 0.46% 0.45% 0.45% 0.49% 0.65%
Net investment income ............... 1.06% 1.12% 1.31% 1.27% 0.99% 1.35%
Total expenses excluding reimbursements
and waivers ...................... 0.60% 0.62% 0.63% 0.63% 0.63% 0.65%
Portfolio Turnover ................... 35%
4
45% 43% 37% 47% 65%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Sustainable Infrastructure Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
65
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Investor Class
Net asset value, beginning of period ..... $8.78 $9.10 $8.53 $10.11 $14.17 $12.78
Net investment income
1
............. 0.10 0.19 0.22 0.24 0.41 0.23
Net realized and unrealized gains (losses) 1.50 (0.33) 0.57 (1.61) 1.48 1.56
Total from investment operations ........ 1.60 (0.14) 0.79 (1.37) 1.89 1.79
Distributions to shareholders
From net investment income ......... 0.11 0.18 0.22 0.21 0.32 0.21
From net realized gains ............. — — — — 5.63 0.19
Total distributions ................... 0.11 0.18 0.22 0.21 5.95 0.40
Net asset value, end of period .......... $10.27 $8.78 $9.10 $8.53 $10.11 $14.17
Total return
2
....................... 18.21% (1.56)% 9.33% (13.44)% 13.98% 14.25%
Net assets, end of period (in $000’s) ..... $6,574 $5,787 $6,448 $5,816 $5,432 $4,014
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.90% 0.87% 0.80% 0.80% 0.83% 0.90%
Net investment income ............... 2.20% 2.01% 2.45% 2.64% 2.70% 1.80%
Total expenses excluding reimbursements
and waivers ...................... 0.90% 0.90% 0.90% 0.90% 0.90% 0.90%
Portfolio Turnover ................... 24%
4
34% 89% 54% 127% 93%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Sustainable Infrastructure Fund
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
66
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Institutional Class
Net asset value, beginning of period ..... $8.82 $9.14 $8.57 $10.16 $14.21 $12.81
Net investment income
1
............. 0.12 0.21 0.24 0.26 0.43 0.26
Net realized and unrealized gains (losses) 1.50 (0.32) 0.57 (1.62) 1.51 1.57
Total from investment operations ........ 1.62 (0.11) 0.81 (1.36) 1.94 1.83
Distributions to shareholders
From net investment income ......... 0.12 0.21 0.24 0.23 0.36 0.24
From net realized gains ............. — — — — 5.63 0.19
Total distributions ................... 0.12 0.21 0.24 0.23 5.99 0.43
Net asset value, end of period .......... $10.32 $8.82 $9.14 $8.57 $10.16 $14.21
Total return
2
....................... 18.37% (1.30)% 9.55% (13.25)% 14.27% 14.54%
Net assets, end of period (in $000’s) ..... $94,741 $82,453 $87,457 $101,022 $92,244 $136,036
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.65% 0.62% 0.55% 0.55% 0.58% 0.65%
Net investment income ............... 2.44% 2.26% 2.69% 2.89% 2.81% 2.06%
Total expenses excluding reimbursements
and waivers ...................... 0.65% 0.65% 0.65% 0.65% 0.65% 0.65%
Portfolio Turnover ................... 24%
4
34% 89% 54% 127% 93%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Opportunities Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
67
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Investor Class
Net asset value, beginning of period ..... $16.24 $15.73 $13.69 $17.09 $14.66 $12.04
Net investment income (loss)
1
........ 0.02 0.02 0.02 0.01 (0.02) (0.01)
Net realized and unrealized gains (losses) 1.34 0.95 2.05 (3.20) 2.76 2.75
Total from investment operations ........ 1.36 0.97 2.07 (3.19) 2.74 2.74
Distributions to shareholders
From net investment income ......... 0.02 0.05 0.03 0.03 — —
From net realized gains ............. — 0.41 — 0.18 0.31 0.12
Total distributions ................... 0.02 0.46 0.03 0.21 0.31 0.12
Net asset value, end of period .......... $17.58 $16.24 $15.73 $13.69 $17.09 $14.66
Total return
2
....................... 8.40% 6.14% 15.16% (18.66)% 18.69% 22.76%
Net assets, end of period (in $000’s) ..... $7,666 $7,952 $7,627 $5,260 $5,784 $3,401
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 1.23% 1.23% 1.23% 1.23% 1.21% 1.18%
Net investment income (loss) .......... 0.18% 0.14% 0.12% 0.09% (0.15)% (0.06)%
Total expenses excluding reimbursements
and waivers ...................... 1.35% 1.33% 1.33% 1.33% 1.32% 1.56%
Portfolio Turnover ................... 28%
4
32% 33% 38% 30% 34%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Opportunities Fund
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
68
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Institutional Class
Net asset value, beginning of period ..... $16.37 $15.83 $13.75 $17.15 $14.69 $12.04
Net investment income
1
............. 0.04 0.06 0.06 0.05 0.02 0.02
Net realized and unrealized gains (losses) 1.35 0.96 2.07 (3.22) 2.76 2.76
Total from investment operations ........ 1.39 1.02 2.13 (3.17) 2.78 2.78
Distributions to shareholders
From net investment income ......... 0.04 0.07 0.05 0.05 0.01 0.01
From net realized gains ............. — 0.41 — 0.18 0.31 0.12
Total distributions ................... 0.04 0.48 0.05 0.23 0.32 0.13
Net asset value, end of period .......... $17.72 $16.37 $15.83 $13.75 $17.15 $14.69
Total return
2
....................... 8.52% 6.41% 15.50% (18.49)% 18.96% 23.12%
Net assets, end of period (in $000’s) ..... $124,947 $118,044 $114,505 $99,480 $137,236 $65,644
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.98% 0.98% 0.98% 0.98% 0.96% 0.94%
Net investment income ............... 0.45% 0.37% 0.39% 0.34% 0.11% 0.17%
Total expenses excluding reimbursements
and waivers ...................... 1.10% 1.08% 1.08% 1.08% 1.07% 1.31%
Portfolio Turnover ................... 28%
4
32% 33% 38% 30% 34%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Environmental Markets Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
69
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Investor Class
Net asset value, beginning of period ..... $22.51 $22.47 $19.41 $25.22 $21.08 $16.85
Net investment income
1
............. 0.08 0.06 0.09 0.07 0.14 0.09
Net realized and unrealized gains (losses) 2.29 1.04 3.11 (5.78) 4.48 4.22
Total from investment operations ........ 2.37 1.10 3.20 (5.71) 4.62 4.31
Distributions to shareholders
From net investment income ......... 0.13 0.10 0.14 0.04 0.13 0.08
From net realized gains ............. — 0.96 — 0.06 0.35 —
Total distributions ................... 0.13 1.06 0.14 0.10 0.48 0.08
Net asset value, end of period .......... $24.75 $22.51 $22.47 $19.41 $25.22 $21.08
Total return
2
....................... 10.53% 4.87% 16.55% (22.62)% 21.95% 25.71%
Net assets, end of period (in $000’s) ..... $156,755 $160,953 $177,310 $167,290 $227,902 $175,040
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 1.18% 1.14% 1.16% 1.16% 1.15% 1.20%
Net investment income ............... 0.73% 0.26% 0.44% 0.37% 0.61% 0.55%
Total expenses excluding reimbursements
and waivers ...................... 1.18% 1.14% 1.16% 1.16% 1.15% 1.20%
Portfolio Turnover ................... 22%
4
30% 26% 35% 18% 25%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Environmental Markets Fund
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
70
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Net asset value, beginning of period ..... $22.47 $22.44 $19.38 $25.17 $21.05 $16.83
Net investment income
1
............. 0.09 0.06 0.09 0.07 0.14 0.09
Net realized and unrealized gains (losses) 2.28 1.03 3.11 (5.76) 4.46 4.21
Total from investment operations ........ 2.37 1.09 3.20 (5.69) 4.60 4.30
Distributions to shareholders
From net investment income ......... 0.13 0.10 0.14 0.04 0.13 0.08
From net realized gains ............. — 0.96 — 0.06 0.35 —
Total distributions ................... 0.13 1.06 0.14 0.10 0.48 0.08
Net asset value, end of period .......... $24.71 $22.47 $22.44 $19.38 $25.17 $21.05
Total return
2
....................... 10.55% 4.84% 16.58% (22.58)% 21.89% 25.68%
Net assets, end of period (in $000’s) ..... $18,791 $17,848 $19,283 $17,292 $22,613 $16,651
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 1.18% 1.14% 1.16% 1.16% 1.15% 1.20%
Net investment income ............... 0.75% 0.26% 0.43% 0.36% 0.61% 0.54%
Total expenses excluding reimbursements
and waivers ...................... 1.18% 1.14% 1.16% 1.16% 1.15% 1.20%
Portfolio Turnover ................... 22%
4
30% 26% 35% 18% 25%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Environmental Markets Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
71
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Institutional Class
Net asset value, beginning of period ..... $22.78 $22.70 $19.58 $25.40 $21.23 $16.97
Net investment income
1
............. 0.11 0.12 0.14 0.12 0.21 0.14
Net realized and unrealized gains (losses) 2.31 1.05 3.15 (5.82) 4.49 4.25
Total from investment operations ........ 2.42 1.17 3.29 (5.70) 4.70 4.39
Distributions to shareholders
From net investment income ......... 0.15 0.13 0.17 0.06 0.18 0.13
From net realized gains ............. — 0.96 — 0.06 0.35 —
Total distributions ................... 0.15 1.09 0.17 0.12 0.53 0.13
Net asset value, end of period .......... $25.05 $22.78 $22.70 $19.58 $25.40 $21.23
Total return
2
....................... 10.66% 5.12% 16.85% (22.39)% 22.23% 26.00%
Net assets, end of period (in $000’s) ..... $1,882,725 $2,103,047 $2,249,833 $2,024,095 $2,495,005 $1,437,952
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.93% 0.89% 0.91% 0.91% 0.90% 0.95%
Net investment income ............... 0.96% 0.51% 0.69% 0.63% 0.87% 0.78%
Total expenses excluding reimbursements
and waivers ...................... 0.93% 0.89% 0.91% 0.91% 0.90% 0.95%
Portfolio Turnover ................... 22%
4
30% 26% 35% 18% 25%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Social Leaders Fund
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
72
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended
December 31,
2024
Period
Ended
December 31,
2023
1
Investor Class
Net asset value, beginning of period .......................................... $11.11 $10.53 $10.00
Net investment income
2
.................................................. 0.05 0.06 0.00
3
Net realized and unrealized gains ........................................... 1.28 0.85 0.53
Total from investment operations ............................................. 1.33 0.91 0.53
Distributions to shareholders
From net investment income .............................................. 0.04 0.10 —
From net realized gains .................................................. — 0.23 —
Total distributions ........................................................ 0.04 0.33 —
Net asset value, end of period ............................................... $12.40 $11.11 $10.53
Total return
4
............................................................ 12.00% 8.61% 5.30%
Net assets, end of period (in $000’s) .......................................... $195 $93 $2
Ratios to average net assets
5
Net expenses including reimbursements and waivers ............................. 1.23% 1.23% 1.23%
Net investment income .................................................... 0.84% 0.50% 0.10%
Total expenses excluding reimbursements and waivers ............................ 13.95% 14.95% 25.89%
Portfolio Turnover ........................................................ 14%
6
30% 13%
6
1
For the period from November 30, 2023 (commencement of operations) through December 31, 2023.
2
Based on average shares outstanding during the period.
3
Less than $0.005 per share.
4
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
5
Ratios representing periods of less than one year have been annualized.

Not annualized.

Financial Highlights
Impax Global Social Leaders Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
73
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended
December 31,
2024
Period
Ended
December 31,
2023
1
Institutional Class
Net asset value, beginning of period .......................................... $11.13 $10.54 $10.00
Net investment income
2
.................................................. 0.06 0.09 0.01
Net realized and unrealized gains ........................................... 1.27 0.84 0.53
Total from investment operations ............................................. 1.33 0.93 0.54
Distributions to shareholders
From net investment income .............................................. 0.05 0.11 —
From net realized gains .................................................. — 0.23 —
Total distributions ........................................................ 0.05 0.34 —
Net asset value, end of period ............................................... $12.41 $11.13 $10.54
Total return
3
............................................................ 12.00% 8.88% 5.40%
Net assets, end of period (in $000’s) .......................................... $1,939 $1,720 $1,581
Ratios to average net assets
4
Net expenses including reimbursements and waivers ............................. 0.98% 0.98% 0.98%
Net investment income .................................................... 0.98% 0.78% 0.56%
Total expenses excluding reimbursements and waivers ............................ 13.80% 14.70% 25.64%
Portfolio Turnover ........................................................ 14%
5
30% 13%
5
1
For the period from November 30, 2023 (commencement of operations) through December 31, 2023.
2
Based on average shares outstanding during the period.
3
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
4
Ratios representing periods of less than one year have been annualized.
5
Not annualized.

Financial Highlights
Impax Ellevate Global Women’s Leadership Fund
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
74
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Investor Class
Net asset value, beginning of period ..... $32.39 $31.66 $27.26 $35.14 $30.34 $27.00
Net investment income
1
............. 0.25 0.45 0.57 0.42 0.39 0.33
Net realized and unrealized gains (losses) 2.19 3.35 4.34 (7.45) 4.84 3.32
Total from investment operations ........ 2.44 3.80 4.91 (7.03) 5.23 3.65
Distributions to shareholders
From net investment income ......... 0.33 0.76 0.51 0.24 0.43 0.31
From net realized gains ............. — 2.31 — 0.61 — —
Total distributions ................... 0.33 3.07 0.51 0.85 0.43 0.31
Net asset value, end of period .......... $34.50 $32.39 $31.66 $27.26 $35.14 $30.34
Total return
2
....................... 7.56% 12.08% 18.14% (19.98)% 17.27% 13.67%
Net assets, end of period (in $000’s) ..... $134,295 $138,288 $137,887 $123,060 $160,749 $130,255
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.78% 0.77% 0.77% 0.77% 0.76% 0.78%
Net investment income ............... 1.56% 1.36% 1.95% 1.42% 1.18% 1.27%
Total expenses excluding reimbursements
and waivers ...................... 0.78% 0.77% 0.77% 0.77% 0.76% 0.78%
Portfolio Turnover ................... 21%
4
63% 32% 45% 43%
5
69%
5
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.
5
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the Global Women’s Leadership Fund utilized one or more exchange-traded funds (ETFs), the combination of which is intended to track the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 26% for the year ended December 31, 2021 and 37%  for the year ended December 31, 2020.

Financial Highlights
Impax Ellevate Global Women’s Leadership Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
75
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Institutional Class
Net asset value, beginning of period ..... $32.68 $31.92 $27.45 $35.33 $30.50 $27.14
Net investment income
1
............. 0.29 0.54 0.64 0.49 0.48 0.40
Net realized and unrealized gains (losses) 2.22 3.37 4.37 (7.48) 4.86 3.34
Total from investment operations ........ 2.51 3.91 5.01 (6.99) 5.34 3.74
Distributions to shareholders
From net investment income ......... 0.37 0.84 0.54 0.28 0.51 0.38
From net realized gains ............. — 2.31 — 0.61 — —
Total distributions ................... 0.37 3.15 0.54 0.89 0.51 0.38
Net asset value, end of period .......... $34.82 $32.68 $31.92 $27.45 $35.33 $30.50
Total return
2
....................... 7.71% 12.35% 18.41% (19.76)% 17.56% 13.94%
Net assets, end of period (in $000’s) ..... $568,881 $590,263 $695,585 $648,037 $854,540 $619,168
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.53% 0.52% 0.52% 0.52% 0.51% 0.53%
Net investment income ............... 1.80% 1.61% 2.20% 1.67% 1.43% 1.52%
Total expenses excluding reimbursements
and waivers ...................... 0.53% 0.52% 0.52% 0.52% 0.51% 0.53%
Portfolio Turnover ................... 21%
4
63% 32% 45% 43%
5
69%
5
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.
5
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the Global Women’s Leadership Fund utilized one or more exchange-traded funds (ETFs), the combination of which is intended to track the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 26% for the year ended December 31, 2021 and 37%  for the year ended December 31, 2020.

Financial Highlights
Impax International Sustainable Economy Fund
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
76
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Investor Class
Net asset value, beginning of period ..... $10.41 $10.24 $8.80 $10.99 $10.35 $9.53
Net investment income
1
............. 0.20 0.24 0.23 0.21 0.22 0.17
Net realized and unrealized gains (losses) 1.84 0.26 1.42 (2.19) 0.90 0.81
Total from investment operations ........ 2.04 0.50 1.65 (1.98) 1.12 0.98
Distributions to shareholders
From net investment income ......... 0.18 0.25 0.21 0.21 0.23 0.16
From net realized gains ............. — 0.08 — — 0.25 —
Total distributions ................... 0.18 0.33 0.21 0.21 0.48 0.16
Net asset value, end of period .......... $12.27 $10.41 $10.24 $8.80 $10.99 $10.35
Total return
2
....................... 19.66% 4.87% 18.92% (18.00)% 10.88% 10.51%
Net assets, end of period (in $000’s) ..... $114,612 $93,094 $88,042 $81,939 $90,993 $77,963
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.69% 0.70% 0.70% 0.72% 0.72% 0.75%
Net investment income ............... 3.50% 2.22% 2.44% 2.30% 1.98% 1.91%
Total expenses excluding reimbursements
and waivers ...................... 0.69% 0.70% 0.70% 0.72% 0.72% 0.75%
Portfolio Turnover ................... 31%
4
46% 56% 51% 55%
5
43%
5
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.
5
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the International Sustainable Economy Fund utilized one or more exchange-traded funds (ETFs) which have an investment objective that tracks the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 41% for the year ended December 31, 2021 and 27%  for the year ended December 31, 2020.

Financial Highlights
Impax International Sustainable Economy Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
77
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Institutional Class
Net asset value, beginning of period ..... $10.17 $10.02 $8.61 $10.76 $10.14 $9.34
Net investment income
1
............. 0.21 0.26 0.24 0.23 0.24 0.19
Net realized and unrealized gains (losses) 1.80 0.25 1.41 (2.15) 0.89 0.79
Total from investment operations ........ 2.01 0.51 1.65 (1.92) 1.13 0.98
Distributions to shareholders
From net investment income ......... 0.19 0.28 0.24 0.23 0.26 0.18
From net realized gains ............. — 0.08 — — 0.25 —
Total distributions ................... 0.19 0.36 0.24 0.23 0.51 0.18
Net asset value, end of period .......... $11.99 $10.17 $10.02 $8.61 $10.76 $10.14
Total return
2
....................... 19.86% 5.04% 19.28% (17.80)% 11.19% 10.78%
Net assets, end of period (in $000’s) ..... $1,362,884 $1,132,210 $1,047,680 $743,946 $787,829 $623,014
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.44% 0.45% 0.45% 0.47% 0.47% 0.50%
Net investment income ............... 3.72% 2.48% 2.62% 2.57% 2.22% 2.15%
Total expenses excluding reimbursements
and waivers ...................... 0.44% 0.45% 0.45% 0.47% 0.47% 0.50%
Portfolio Turnover ................... 31%
4
46% 56% 51% 55%
5
43%
5
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.
5
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the International Sustainable Economy Fund utilized one or more exchange-traded funds (ETFs) which have an investment objective that tracks the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 41% for the year ended December 31, 2021 and 27%  for the year ended December 31, 2020.

Financial Highlights
Impax Core Bond Fund
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
78
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Investor Class
Net asset value, beginning of period ..... $8.69 $8.88 $8.68 $10.21 $10.56 $10.29
Net investment income
1
............. 0.16 0.31 0.25 0.18 0.14 0.17
Net realized and unrealized gains (losses) 0.14 (0.19) 0.21 (1.52) (0.31) 0.53
Total from investment operations ........ 0.30 0.12 0.46 (1.34) (0.17) 0.70
Distributions to shareholders
From net investment income ......... 0.16 0.31 0.26 0.19 0.16 0.19
From net realized gains ............. — — — — 0.02 0.24
Total distributions ................... 0.16 0.31 0.26 0.19 0.18 0.43
Net asset value, end of period .......... $8.83 $8.69 $8.88 $8.68 $10.21 $10.56
Total return
2
....................... 3.45% 1.33% 5.36% (13.16)% (1.63)% 6.89%
Net assets, end of period (in $000’s) ..... $14,872 $12,726 $11,926 $12,029 $14,076 $14,101
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.73% 0.72% 0.72% 0.71% 0.71% 0.72%
Net investment income ............... 3.73% 3.53% 2.92% 1.99% 1.35% 1.58%
Total expenses excluding reimbursements
and waivers ...................... 0.73% 0.72% 0.72% 0.71% 0.71% 0.72%
Portfolio Turnover ................... 64%
4
124% 79% 70% 48% 79%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Core Bond Fund
(continued)
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SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
79
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Institutional Class
Net asset value, beginning of period ..... $8.68 $8.88 $8.68 $10.21 $10.56 $10.29
Net investment income
1
............. 0.17 0.33 0.28 0.21 0.16 0.20
Net realized and unrealized gains (losses) 0.15 (0.20) 0.20 (1.52) (0.30) 0.53
Total from investment operations ........ 0.32 0.13 0.48 (1.31) (0.14) 0.73
Distributions to shareholders
From net investment income ......... 0.17 0.33 0.28 0.22 0.19 0.22
From net realized gains ............. — — — — 0.02 0.24
Total distributions ................... 0.17 0.33 0.28 0.22 0.21 0.46
Net asset value, end of period .......... $8.83 $8.68 $8.88 $8.68 $10.21 $10.56
Total return
2
....................... 3.70% 1.46% 5.62% (12.94)% (1.38)% 7.16%
Net assets, end of period (in $000’s) ..... $826,536 $822,675 $884,413 $787,620 $771,495 $746,615
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.48% 0.47% 0.47% 0.46% 0.46% 0.46%
Net investment income ............... 3.98% 3.78% 3.19% 2.26% 1.60% 1.86%
Total expenses excluding reimbursements
and waivers ...................... 0.48% 0.47% 0.47% 0.46% 0.46% 0.46%
Portfolio Turnover ................... 64%
4
124% 79% 70% 48% 79%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax High Yield Bond Fund
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Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
80
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Investor Class
Net asset value, beginning of period ..... $6.04 $6.02 $5.73 $6.90 $6.97 $6.79
Net investment income
1
............. 0.18 0.33 0.33 0.29 0.27 0.32
Net realized and unrealized gains (losses) 0.11 0.02 0.29 (1.17) (0.07) 0.18
Total from investment operations ........ 0.29 0.35 0.62 (0.88) 0.20 0.50
Distributions to shareholders
From net investment income ......... 0.18 0.33 0.33 0.29 0.27 0.32
Total distributions ................... 0.18 0.33 0.33 0.29 0.27 0.32
Net asset value, end of period .......... $6.15 $6.04 $6.02 $5.73 $6.90 $6.97
Total return
2
....................... 4.83% 6.06% 11.09% (12.89)% 2.96% 7.80%
Net assets, end of period (in $000’s) ..... $121,113 $123,274 $131,044 $137,689 $172,881 $171,838
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.95% 0.93% 0.93% 0.92% 0.93% 0.96%
Net investment income ............... 5.91% 5.49% 5.63% 4.70% 3.86% 4.87%
Total expenses excluding reimbursements
and waivers ...................... 0.95% 0.93% 0.93% 0.92% 0.93% 0.96%
Portfolio Turnover ................... 48%
4
61% 29% 35% 51% 97%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax High Yield Bond Fund
(continued)
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SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
81
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Net asset value, beginning of period ..... $6.05 $6.03 $5.74 $6.92 $6.98 $6.80
Net investment income
1
............. 0.18 0.33 0.33 0.29 0.27 0.32
Net realized and unrealized gains (losses) 0.11 0.03 0.29 (1.18) (0.06) 0.19
Total from investment operations ........ 0.29 0.36 0.62 (0.89) 0.21 0.51
Distributions to shareholders
From net investment income ......... 0.18 0.34 0.33 0.29 0.27 0.33
Total distributions ................... 0.18 0.34 0.33 0.29 0.27 0.33
Net asset value, end of period .......... $6.16 $6.05 $6.03 $5.74 $6.92 $6.98
Total return
2
....................... 4.85% 6.06% 11.08% (12.99)% 3.11% 7.79%
Net assets, end of period (in $000’s) ..... $6,484 $4,358 $4,294 $5,011 $7,102 $6,177
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.95% 0.93% 0.93% 0.92% 0.93% 0.96%
Net investment income ............... 5.90% 5.49% 5.63% 4.68% 3.85% 4.87%
Total expenses excluding reimbursements
and waivers ...................... 0.95% 0.93% 0.93% 0.92% 0.93% 0.96%
Portfolio Turnover ................... 48%
4
61% 29% 35% 51% 97%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax High Yield Bond Fund
(continued)
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Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
82
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Institutional Class
Net asset value, beginning of period ..... $6.02 $6.00 $5.71 $6.88 $6.94 $6.76
Net investment income
1
............. 0.18 0.34 0.34 0.30 0.28 0.33
Net realized and unrealized gains (losses) 0.11 0.03 0.29 (1.17) (0.04) 0.19
Total from investment operations ........ 0.29 0.37 0.63 (0.87) 0.24 0.52
Distributions to shareholders
From net investment income ......... 0.18 0.35 0.34 0.30 0.30 0.34
Total distributions ................... 0.18 0.35 0.34 0.30 0.30 0.34
Net asset value, end of period .......... $6.13 $6.02 $6.00 $5.71 $6.88 $6.94
Total return
2
....................... 4.97% 6.33% 11.39% (12.72)% 3.36% 8.08%
Net assets, end of period (in $000’s) ..... $397,766 $413,611 $428,004 $443,891 $560,469 $294,313
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.70% 0.68% 0.68% 0.67% 0.69% 0.72%
Net investment income ............... 6.16% 5.74% 5.89% 4.95% 4.08% 5.07%
Total expenses excluding reimbursements
and waivers ...................... 0.70% 0.68% 0.68% 0.67% 0.69% 0.72%
Portfolio Turnover ................... 48%
4
61% 29% 35% 51% 97%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Sustainable Allocation Fund
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SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
83
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Investor Class
Net asset value, beginning of period ..... $25.82 $24.92 $22.78 $28.98 $26.36 $23.35
Net investment income
1
............. 0.26 0.50 0.43 0.33 0.23 0.26
Net realized and unrealized gains (losses) 1.06 1.36 2.55 (5.11) 3.79 3.49
Total from investment operations ........ 1.32 1.86 2.98 (4.78) 4.02 3.75
Distributions to shareholders
From net investment income ......... 0.54 0.51 0.34 0.29 0.23 0.26
From net realized gains ............. — 0.45 0.50 1.13 1.17 0.48
Total distributions ................... 0.54 0.96 0.84 1.42 1.40 0.74
Net asset value, end of period .......... $26.60 $25.82 $24.92 $22.78 $28.98 $26.36
Total return
2
....................... 5.12% 7.50% 13.17% (16.42)% 15.31% 16.24%
Net assets, end of period (in $000’s) ..... $1,319,432 $1,336,213 $1,371,707 $1,299,467 $1,652,892 $1,518,966
Ratios to average net assets
3
Net expenses including reimbursements and
waivers
4
......................... 0.30% 0.30% 0.30% 0.30% 0.30% 0.30%
Net investment income ............... 2.02% 1.92% 1.82% 1.29% 0.80% 1.08%
Total expenses excluding reimbursements
and waivers
4
..................... 0.30% 0.30% 0.30% 0.30% 0.30% 0.30%
Portfolio Turnover ................... 8%
5
9% 7% 4% 4% 13%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
The expense ratio of the Sustainable Allocation Fund does not include indirect expenses of the underlying funds the Fund invests in. Indirect expenses of the underlying funds were 0.66% for the period ended June 30, 2025, 0.63% for the year ended December 31, 2024, 0.62% for the year ended December 31, 2023, 0.60% for the year ended December 31, 2022, 0.59% for the year ended December 31, 2021 and 0.57% for the year ended December 31, 2020.
5
Not annualized.

Financial Highlights
Impax Sustainable Allocation Fund
(continued)
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Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
84
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Institutional Class
Net asset value, beginning of period ..... $26.45 $25.47 $23.24 $29.54 $26.83 $23.76
Net investment income
1
............. 0.30 0.58 0.50 0.40 0.32 0.33
Net realized and unrealized gains (losses) 1.08 1.39 2.60 (5.22) 3.86 3.54
Total from investment operations ........ 1.38 1.97 3.10 (4.82) 4.18 3.87
Distributions to shareholders
From net investment income ......... 0.57 0.54 0.37 0.35 0.30 0.32
From net realized gains ............. — 0.45 0.50 1.13 1.17 0.48
Total distributions ................... 0.57 0.99 0.87 1.48 1.47 0.80
Net asset value, end of period .......... $27.26 $26.45 $25.47 $23.24 $29.54 $26.83
Total return
2
....................... 5.23% 7.78% 13.44% (16.22)% 15.64% 16.49%
Net assets, end of period (in $000’s) ..... $980,377 $966,794 $927,608 $845,463 $974,940 $657,906
Ratios to average net assets
3
Net expenses including reimbursements and
waivers
4
......................... 0.05% 0.05% 0.05% 0.05% 0.05% 0.05%
Net investment income ............... 2.28% 2.18% 2.07% 1.56% 1.10% 1.36%
Total expenses excluding reimbursements
and waivers
4
..................... 0.05% 0.05% 0.05% 0.05% 0.05% 0.05%
Portfolio Turnover ................... 8%
5
9% 7% 4% 4% 13%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
The expense ratio of the Sustainable Allocation Fund does not include indirect expenses of the underlying funds the Fund invests in. Indirect expenses of the underlying funds were 0.66% for the period ended June 30, 2025, 0.63% for the year ended December 31, 2024, 0.62% for the year ended December 31, 2023, 0.60% for the year ended December 31, 2022, 0.59% for the year ended December 31, 2021 and 0.57% for the year ended December 31, 2020.
5
Not annualized.

www.impaxam.com
Semiannual Report
Notes to Financial Statements (Unaudited)
June 30, 2025
Impax Funds Series Trust I and Impax Funds Series Trust III
NOTE A—Organization and Summary of Significant Accounting Policies
Organization Impax Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of June 30, 2025, Trust I offered eleven investment funds: Impax Large Cap Fund
(the “Large Cap Fund”), Impax Small Cap Fund (the “Small Cap Fund”), Impax US Sustainable Economy Fund (the “US
Sustainable Economy Fund”), Impax Global Sustainable Infrastructure Fund (the “Global Sustainable Infrastructure Fund”),
Impax Global Opportunities Fund (the “Global Opportunities Fund”), Impax Global Environmental Markets Fund (the “Global
Environmental Markets Fund”), Impax Global Social Leaders Fund (the "Global Social Leaders Fund"), Impax International
Sustainable Economy Fund (the “International Sustainable Economy Fund”), Impax Core Bond Fund (the “Core Bond Fund”),
Impax High Yield Bond Fund (the “High Yield Bond Fund”), and Impax Sustainable Allocation Fund (the “Sustainable Allocation
Fund”).
Impax Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the 1940 Act. Impax Ellevate Global
Women’s Leadership Fund (the “Global Women’s Leadership Fund”) is a diversified series of Trust III.
These financial statements relate to all funds (each a “Fund”, collectively, the “Funds”) offered under both Trust I and Trust III
(each a “Trust”, collectively, the “Trusts”).
The Large Cap Fund, Global Sustainable Infrastructure Fund, Global Opportunities Fund, Global Social Leaders Fund, Global
Women’s Leadership Fund, International Sustainable Economy Fund, Core Bond Fund and Sustainable Allocation Fund
each offer two classes of shares—Investor Class shares and Institutional Class shares. The Small Cap Fund, US Sustainable
Economy Fund, Global Environmental Markets Fund and High Yield Bond Fund each offer three classes of shares—Investor
Class shares, Class A shares and Institutional Class shares. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.
The Funds seek to avoid investing in issuers that Impax Asset Management LLC ("IAM" or the "Adviser") has determined have significant involvement in the manufacture or sale of weapons or firearms, manufacture of tobacco products or engage in business practices that their investment adviser determines to be sub-standard from an Environmental, Social and
Governance (ESG) or sustainability perspective in relation to their industry, sector, asset class or universe peers. Under normal market conditions, and as a result of the Adviser's focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Funds will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the
Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.
The Large Cap Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Standard & Poor’s 500 Index as measured by market capitalization.

www.impaxam.com
Semiannual Report
Notes to Financial Statements (Unaudited), continued
June 30, 2025
The Small Cap Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell 2000 Index as measured by market capitalization.
The US Sustainable Economy Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in large-capitalization U.S. equity securities. The Fund also may invest up to 20% of its assets in non-US issuers, including emerging market investments and American depository receipts (ADRs).
The Global Sustainable Infrastructure Fund’s investment objective is capital appreciation and income. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that the Adviser determines derive significant revenues
(i.e., at least 20% of revenues) from owning, operating, developing or distributing sustainable infrastructure-related goods, services or assets.
The Global Opportunities Fund’s investment objective is to seek long-term growth of capital by investing in companies benefiting from the transition to a more sustainable global economy. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in companies that its Adviser or Impax Asset Management Ltd. (the "Sub-Adviser") believe will benefit from the transition to a more sustainable global economy - the shift away from a depletive economy to one that preserves ecological and societal balance for the benefit of future generations. The Fund seeks to invest in companies with durable business models that are well-positioned to benefit from or avoid the risks associated with this transition. Under normal market conditions, the
Global Opportunities Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the
United States, including those located in emerging markets.
The Global Environmental Markets Fund's investment objective is to seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy management & efficiency; transportation solutions; water infrastructure & technologies; environmental services & resources; resource efficiency & waste management; digital infrastructure; and sustainable food & agriculture. The
Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the foregoing companies and will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets.
The Global Social Leaders Fund’s investment objective is to seek long term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that the Fund’s Sub-Adviser has determined are “social leaders.” To identify social leaders, the Fund’s Sub-Adviser identifies a universe of companies that it has determined (1) derive significant revenues (i.e., at least 20% of revenues) from “social markets,” meaning products or services that address societal challenges, including meeting basic needs, such as food, water, and shelter, or essential services, such as transportation and utilities; broadening economic participation by enabling access to education, jobs, financial services and/or digital services; or improving quality of life through accessible and affordable health care and wellness; and (2) also demonstrate positive behaviors through policies and programs that foster diverse, inclusive and equitable workplace cultures. From this universe, the Fund’s Sub-Adviser selects portfolio companies for the Fund that it determines to be social leaders on a company-by-company basis primarily through the use of fundamental financial analysis, which includes an analysis of ESG factors that the Fund’s Sub-Adviser has

www.impaxam.com
Semiannual Report
June 30, 2025
determined are financially material. The Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.
The Global Women's Leadership Fund's investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that the Adviser has determined are “global women's leaders.” To identify these companies, the
Adviser constructs an investment universe by (1) ranking companies in developed markets that meet a minimum market cap threshold of $8 billion according to the Adviser’s proprietary gender leadership score; (2) excluding companies ranking in the bottom 50% based on gender leadership scores; (3) excluding companies that fail to meet certain ESG or sustainability criteria; and (4) applying quantitative screens consisting of valuation and quality metrics. Under normal market conditions, the Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets (unless market conditions are not deemed favorable, in which case the Global Women's Fund would normally invest at least 30% of its assets)
in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States. The Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks,
“value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.
The International Sustainable Economy Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, more than 80% of its net assets (plus any borrowings for investment purposes) in large-capitalization equity securities in non-U.S. developed markets, including American depositary receipts, Global depositary receipts and Euro depositary receipts. The Fund may take significant positions in one or more non-
U.S. developed markets, including the Asia and Pacific region and the European Union.
The Core Bond Fund’s investment objective is to seek income and conservation of principal. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, which include debt obligations such as mortgage-related securities, securities issued by the United States government or its agencies and instrumentalities, municipal bonds, corporate bonds and high-impact bonds (which provide financing to support solutions to global sustainability challenges) across the spectrum of issuers, each of which is, at the time of purchase, rated at least investment grade (rated BBB- or higher by Standard & Poor’s Ratings Group or Baa3 or higher by
Moody’s Investors Service) or unrated and determined by the Adviser to be of comparable quality.
The High Yield Bond Fund’s primary investment objective is to seek high current income. As a secondary investment objective, the High Yield Bond Fund seeks capital appreciation. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield, fixed income securities (such as bonds, notes or debentures) that are rated below BBB- by Standard & Poor’s Ratings Group or below Baa3 by Moody’s Investors Service, similarly rated by another major rating service, or unrated and determined by the High Yield
Bond Fund’s investment adviser to be of comparable quality. These fixed income securities are commonly referred to as “junk bonds”.
The Sustainable Allocation Fund’s primary investment objective is to seek income and conservation of principal. As a secondary investment objective, the Fund seeks long-term growth of capital. The Fund uses a team approach to allocate among multiple funds managed by the Adviser (“Underlying Funds”) in order to seek to achieve its investment objectives.
The Adviser will allocate the Fund’s assets among Underlying Funds in its sole discretion. The Fund seeks to achieve its investment objectives, under normal market conditions, by investing (indirectly through the use of Underlying Funds)
approximately 50%-75% of its assets in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) and 25%-50% of its assets in debt securities (including but not limited to debt securities convertible into equity securities).

www.impaxam.com
Semiannual Report
Notes to Financial Statements (Unaudited), continued
June 30, 2025
Under the Trusts’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. Additionally, in the normal course of business, the Trusts enter into contracts with service providers that contain general indemnification clauses. The Trusts’ maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trusts that have not yet occurred. However, based on experience, the Trusts expect this risk of loss to be remote.
Accounting Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds apply
Investment Company accounting and reporting guidance.
Valuation of Investments  For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the
NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.
U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or
NAV determined earlier that day.
For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.
Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s
NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The
Boards have designated the Adviser, through its Best Execution and Valuation Committee, to manage and implement the day-to-day valuation of the Funds’ portfolio investments, in accordance with policies and procedures approved by the Boards.
In addition, pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser, through its Best Execution and
Valuation Committee, as the “valuation designee” to make fair value determinations for all of the Funds’ investments for which market quotations are not readily available.
The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters).
The Funds may determine the fair value of investments based on information provided by pricing services and other third-
party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At June 30, 2025, seven securities were fair valued in

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June 30, 2025
good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held  two securities fair valued at  $473,622, representing 0.06% of the Fund’s net asset value and the High Yield Bond Fund held five securities fair valued at $1,260,793, representing 0.24% of the Fund’s net assets.
For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’
fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the
U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.
Fair Value Measurements  Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – unadjusted quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.
Equity Securities  Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.
Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S.
Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal
Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.
Affiliated and Unaffiliated Investment Companies  Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.
Short-Term Investments  Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

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Notes to Financial Statements (Unaudited), continued
June 30, 2025
The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2025:
Level 1 Level 2 Level 3 Totals
Large Cap Fund
Common Stocks $ 1,028,784,457 $ — $ — $ 1,028,784,457
Cash Equivalents 29,351,941 — — 29,351,941
Total $ 1,058,136,398 $ — $ — $ 1,058,136,398
Small Cap Fund
Common Stocks $ 646,772,895 $ — $ — $ 646,772,895
Cash Equivalents 5,941,869 — — 5,941,869
Total $ 652,714,764 $ — $ — $ 652,714,764
US Sustainable Economy Fund
Common Stocks $ 513,581,208 $ — $ — $ 513,581,208
Cash Equivalents 3,626,579 — — 3,626,579
Total $ 517,207,787 $ — $ — $ 517,207,787
Global Sustainable Infrastructure
Fund
Common Stocks $ 58,297,102 $ 40,552,256 $ — $ 98,849,358
Cash Equivalents 1,628,846 — — 1,628,846
Total $ 59,925,948 $ 40,552,256 $ — $ 100,478,204
Global Opportunities Fund
Common Stocks $ 93,890,961 $ 36,807,928 $ — $ 130,698,889
Cash Equivalents 3,199,113 — — 3,199,113
Total $ 97,090,074 $ 36,807,928 $ — $ 133,898,002
Global Environmental Markets
Fund
Common Stocks $ 1,401,678,688 $ 627,830,247 $ — $ 2,029,508,935
Cash Equivalents 25,744,134 — — 25,744,134
Total $ 1,427,422,822 $ 627,830,247 $ — $ 2,055,253,069
Global Social Leaders Fund
Common Stocks $ 1,258,077 $ 787,445 $ — $ 2,045,522
Preferred Stocks — 34,129 — 34,129
Cash Equivalents 76,109 — — 76,109
Total $ 1,334,186 $ 821,574 $ — $ 2,155,760
Global Women’s Leadership Fund
Common Stocks $ 522,579,023 $ 172,409,101 $ — $ 694,988,124
Cash Equivalents 7,036,634 — — 7,036,634
Total $ 529,615,657 $ 172,409,101 $ — $ 702,024,758
International Sustainable
Economy Fund
Common Stocks $ 5,302,009 $ 1,434,003,150 $ — $ 1,439,305,159

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June 30, 2025
In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser's assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information. Significant unobservable inputs were used by two Funds for Level 3 fair value measurements.
Investment Transactions  Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.
Level 1 Level 2 Level 3 Totals
Cash Equivalents 25,537,224 — — 25,537,224
Total $ 30,839,233 $ 1,434,003,150 $ — $ 1,464,842,383
Core Bond Fund
Community Investment Notes $ — $ 247,232 $ 473,622 $ 720,854
Corporate Bonds — 235,562,145 — 235,562,145
Foreign Government and Agency
Securities — 17,202,167 — 17,202,167
U.S. Government and Agency
Securities — 202,882,502 — 202,882,502
Asset-Backed Securities — 41,893,265 — 41,893,265
Mortgage-Backed Securities — 266,066,600 — 266,066,600
Municipal Bonds — 7,249,213 — 7,249,213
Supranational — 55,818,706 — 55,818,706
Certificates of Deposit — 499,064 — 499,064
Investment Companies 3,226,000 — — 3,226,000
Cash Equivalents 5,485,308 — — 5,485,308
Total $ 8,711,308 $ 827,420,894 $ 473,622 $ 836,605,824
High Yield Bond Fund
Common Stocks $ — $ — $ 44,114 $ 44,114
Preferred Stocks — — 13,944 13,944
Community Investment Notes — 247,233 702,735 949,968
Corporate Bonds — 479,492,026 — 479,492,026
Asset-Backed Securities — 6,740,378 — 6,740,378
Loans — 24,584,456 — 24,584,456
Certificates of Deposit — 499,064 500,000 999,064
Cash Equivalents 9,675,133 — — 9,675,133
Total $ 9,675,133 $ 511,563,157 $ 1,260,793 $ 522,499,083
Sustainable Allocation Fund
Management Investment
Companies $ 2,276,814,481 $ — $ — $ 2,276,814,481
Cash Equivalents 24,535,841 — — 24,535,841
Total $ 2,301,350,322 $ — $ — $ 2,301,350,322
See Schedules of Investments for additional detailed industry classifications.

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Notes to Financial Statements (Unaudited), continued
June 30, 2025
Investment Income  Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. The Funds amortize purchase price premium and accrete discount on bonds, if any, over the remaining life of the bonds using the effective interest method of amortization; for callable bonds, the premium amortization period is to the earliest call date.
Distributions to Shareholders  Distributions to shareholders are recorded by each of the Funds on the ex-dividend dates.
The Funds (except Core Bond Fund and High Yield Bond Fund) expect to pay dividends of net investment income, if any, semiannually and to make distributions of capital gains, if any, at least annually.
The Core Bond Fund and High Yield Bond Fund expect to pay dividends of net investment income, if any, monthly and to make distributions of capital gains, if any, at least annually. A shareholder begins earning dividends on the Core Bond Fund and High Yield Bond Fund shares the day after the Funds receive his or her purchase payment. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Class Accounting Expenses directly attributable to a class of shares, such as 12b-1 distribution fees, are charged to that class. Each Fund has adopted a 12b-1 plan, applicable to certain classes of each of the Funds. Expenses of the Funds that are directly identifiable to a specific Fund, such as transfer agent fees, custody fees and registration fees, are applied to that
Fund. Expenses that are not readily identifiable to a specific Fund, such as printing expense, Trustees’ fees and legal fees, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds. Investment income, realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class of shares.
Federal Income Taxes  Each of the Funds has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Fund so qualifies and satisfies certain distribution requirements, such Fund will ordinarily not be subject to federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. Each Fund expects to distribute all or substantially all of its income and gains to shareholders every year. Therefore, no federal income or excise tax provision is required. The Funds are treated as separate entities for federal income tax purposes.
Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.
Non-U.S.Securities  Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some
Fund investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, a Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers;
different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; fluctuation in foreign currency exchange rates and the possible imposition of currency exchange controls. If a Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.
Redemption Fee (High Yield Bond Fund Only)  Generally, a redemption of shares of the High Yield Bond Fund is subject to a redemption fee of 2.00% of the net asset value of the shares redeemed or exchanged if such redemption occurs within 30 days after purchase of such shares. The redemption fee applies to exchanges for shares of other Impax Funds as well as to

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June 30, 2025
redemptions for cash. In cases when redeeming shareholders hold shares purchased on different dates, the first-in/first-out method will be used to determine which shares are being redeemed, and therefore whether a redemption fee will be imposed.
Redemption fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the High Yield Bond Fund for the purpose of offsetting any costs associated with short-term trading in shares of the Fund. The redemption fee is not a sales charge (load); it is retained by the Fund and does not benefit the Adviser, the Distributor or any third party. There is no assurance that the use of redemption fees will be successful in discouraging frequent short-term trading in Fund shares.
Securities Lending  The Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement)
with J.P. Morgan Chase Bank, N.A. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in government money market funds. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Boards of Trustees. As of June 30,
2025, non-cash collateral consisted of common stock, U.S. Treasuries, short-term U.S. Government agency obligations and sovereign debt.
The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.
A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.
As of June 30, 2025, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:
*
Non-cash collateral is not included in the financial statements.
For the Large Cap Fund, Small Cap Fund and US Sustainable Economy Fund all of the securities on loan at June 30, 2025 are classified as Common Stocks in each Fund’s Schedule of Investments. For the Core Bond Fund all of the securities on loan on June 30, 2025 are classified as Corporate Bonds on the Fund's Schedule of Investments.
Segment Reporting The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
- Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has
Fund
Market Value
of Securities
Loaned
Payable on
Collateral Due to
Broker
Non-Cash
Collateral Value *
Over (Under)
Collateralized
Large Cap Fund $ 10,355,914 $ 819 $ 10,562,850 $ 207,755
Small Cap Fund 358,708 367,620 — 8,912
US Sustainable Economy Fund 8,097,513 — 8,259,961 162,448
Core Bond Fund 3,556,235 3,630,021 — 73,786

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Notes to Financial Statements (Unaudited), continued
June 30, 2025
discrete financial information available. The management committee of the Funds' adviser acts as the Funds' CODM. The
Funds represent single operating segments, as the CODM monitors the operating results of the Funds as a whole and the
Funds' long-term strategic asset allocation is pre-determined in accordance with the single investment objective which is executed by the Funds' portfolio managers as a team. The financial information in the form of the Funds' portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Funds' comparative benchmarks and to make resource allocation decisions for the Funds' single segment, is consistent with that presented within the Funds' financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as
"total assets", significant segment expenses are listed on the accompanying statement of operations, and other information about the segment's performance, including total return, portfolio turnover and expense ratios are reflected within the Financial
Highlights
NOTE B—Investment Advisory Fee and Transactions with Affiliated and Other Parties
Each of Trust I and Trust III have entered into an Investment Advisory Contract (the “Management Contract”) with Impax Asset
Management LLC (“IAM”) (the “Adviser”). Pursuant to the terms of the Management Contract, the Adviser, subject to the supervision of the Boards of Trustees of the Trusts, is responsible for managing the assets of the Funds in accordance with the
Funds’ investment objectives, investment programs and policies.
Pursuant to the Management Contract, the Adviser has contracted to furnish the Funds continuously with an investment program, determining what investments to purchase, sell and exchange for the Funds and what assets to hold uninvested.
The Adviser also has contracted to provide office space and certain management and administrative facilities for the Funds.
In return for such services, the Funds pay an advisory fee to the Adviser at the following annual rates (expressed as a percentage of the average daily net assets of such Fund):
* The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent, custodian fees, legal fees and other expenses.
1
The management fee is 0.65% based on average net assets up to $2 billion; 0.62% for assets of $2 billion to $3 billion; 0.58% for assets of
$3 billion to $4 billion; and 0.55% for assets over $4 billion.
Fund Annual Rate
Large Cap Fund
1
0.65%
Small Cap Fund 0.75%
US Sustainable Economy Fund
2
0.45%
*
Global Sustainable Infrastructure Fund
3
0.65%
*
Global Opportunities Fund
4
0.80%
Global Environmental Markets Fund
5
0.75%
Global Social Leaders Fund
6
0.80%
Global Women’s Leadership Fund
7
0.53%
*
International Sustainable Economy Fund
8
0.44%
*
Core Bond Fund 0.40%
High Yield Bond Fund 0.50%
Sustainable Allocation Fund 0.05%
*

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Semiannual Report
June 30, 2025
2
Management contractually agreed to waive a portion of its management fee. This fee waiver may not be amended or terminated without the approval of the Fund’s Board of Trustees before May 1, 2026. The gross management fee (before waiver) is 0.65% based on average net assets up to $225 million; 0.55% for assets of $225 million to $375 million; 0.50% for assets of $375 million to $500 million; and 0.45% for assets over $500 million.
3
The management fee is 0.65% based on average net assets up to $150 million; 0.55% for assets of $150 million to $375 million; 0.50% for assets of $375 million to $500 million; and 0.45% for assets over $500 million.
4
Management has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and
Acquired Fund Fees and Expenses, if any) allocable to Institutional Class and Investor Class shares of the Fund to the extent such expenses exceed 0.98% and 1.23% of the average daily net assets of Institutional Class and Investor Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund’s Board of Trustees before May 1, 2026.
5
The management fee is 0.80% based on average net assets up to $1 billion; 0.75% for assets of $1 billion to $1.5 billion; 0.70% for assets of
$1.5 billion to $2 billion; 0.65% for assets of $2 billion to $3 billion; and 0.60% for assets over $3 billion.
6
Management has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and
Acquired Fund Fees and Expenses, if any) allocable to Institutional Class and Investor Class shares of the Fund to the extent such expenses exceed 0.98% and 1.23% of the average daily net assets of Institutional Class and Investor Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund’s Board of Trustees before May 1, 2027.
7
The management fee is 0.55% based on average net assets up to $375 million; 0.50% for assets of $375 million to $750 million; and 0.45%
for assets over $750 million.
8
The management fee is 0.48% based on average net assets up to $600 million; 0.45% for assets of $600 million to $750 million; and 0.40%
for assets over $750 million.
For the period ended June 30, 2025, the Funds incurred the following advisory fees:
The Adviser has contractually agreed to reimburse the Funds or limit expenses of the Funds to the extent that each Fund’s respective expenses exceed, on an annual basis, the following percentages of average daily net assets:
Fund Amount
Large Cap Fund $ 3,847,328
Small Cap Fund 2,495,056
US Sustainable Economy Fund 1,168,378
Global Sustainable Infrastructure Fund 304,396
Global Opportunities Fund 495,872
Global Environmental Markets Fund 8,023,847
Global Social Leaders Fund 7,770
Global Women’s Leadership Fund 1,826,533
International Sustainable Economy Fund 2,954,148
Core Bond Fund 1,659,479
High Yield Bond Fund 1,309,675
Sustainable Allocation Fund 558,742

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Notes to Financial Statements (Unaudited), continued
June 30, 2025
1
The Adviser has contractually agreed to waive a portion of its management fee. This fee waiver may not be amended or terminated without the approval of the Funds’ Board of Trustees before May 1, 2026.
2
Expense caps for funds represent their respective unified management fees plus distribution and/or service fees payable under a plan pursuant to Rule 12b-1, as applicable to particular classes of shares.
3
The Adviser has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) to the extent that they exceed the expense caps indicated. The reimbursement arrangement may not be amended or terminated without the approval of the Funds’ Board of Trustees before May 1, 2026.
4
The Adviser has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) to the extent that they exceed the expense caps indicated. The reimbursement arrangement may not be amended or terminated without the approval of the Funds’ Board of Trustees before May 1, 2027.
Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Trustees; (iii) the fees of the Funds’ custodian and transfer agent; (iv) the fees of the Funds’ legal counsel and independent registered public accounting firm; (v) the reimbursement of organizational expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders’ and Boards of Trustees’ meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.
For the period ended June 30, 2025, the dollar amounts of expense reimbursements were as follows:
In addition, the Adviser waived its management fee from the following Funds:
Pursuant to a sub-advisory agreement, Impax Asset Management Ltd. (the “Sub-Adviser”) assists in the management of the
Global Environmental Markets Fund’s, Global Opportunities Fund’s and Global Social Leaders Fund's portfolios of securities.
The Sub-Adviser makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of the Fund and the determination of IAM that the contemplated investments satisfy the sustainable investing criteria applied to the Funds. As compensation for its sub-advisory services, the Sub-Adviser receives a fee from the Adviser, computed separately for the applicable Fund, stated as an annual percentage of the Fund’s net assets.
Expense Caps by Class
Fund Investor Class Class A Institutional Class
US Sustainable Economy Fund
1,2
0.70% 0.70% 0.45%
Global Sustainable Infrastructure Fund
2
0.90% 0.65%
Global Opportunities Fund
3
1.23% 0.98%
Global Social Leaders Fund
4
1.23% 0.98%
Global Women’s Leadership Fund
2
0.78% 0.53%
International Sustainable Economy Fund
2
0.69% 0.44%
Sustainable Allocation Fund
2
0.30% 0.05%
Total expenses reimbursed by Advisor
Fund Investor Class Institutional Class
Global Opportunities Fund $ 4,536 $ 68,889
Global Social Leaders Fund 9,785 107,871
Fund Amount
US Sustainable Economy Fund $ 294,922
Global Social Leaders Fund 6,827

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The Trusts have adopted a plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of certain shares as described below and for personal services rendered to the Fund shareholders in connection with the maintenance of shareholder accounts. Under the Plan, each Fund will pay its Distributor a distribution fee equal to 0.25% of the annual average daily net assets attributable to the Investor Class shares and Class A shares. The Distributor may pay all or any portion of the distribution fee to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of indicated shares of such Fund, or for providing personal services to investors in the indicated shares of such Fund and/or the maintenance of shareholder accounts, and may retain all or any portion of the distribution fee as compensation for the Distributor’s services as principal underwriter of the indicated shares of such Fund.
Several individuals who are officers and/or Trustees of the Trusts are also employees of the Adviser.
NOTE C—Investment Information
Purchases and proceeds from sales of investments for the Funds for the period ended June 30, 2025 were as follows:
For federal income tax purposes, the identified cost of investments owned at June 30, 2025 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of June 30, 2025 were as follows for the Funds:
Purchases Sales
Fund Investments
1
U.S. Gov’t Bonds Investments
1
U.S. Gov’t Bonds
Large Cap Fund $ 445,817,977 $ — $ 804,323,236 $ —
Small Cap Fund 77,831,873 — 126,772,777 —
US Sustainable Economy Fund 294,697,476 — 140,689,807 —
Global Sustainable Infrastructure Fund 22,160,822 — 24,406,989 —
Global Opportunities Fund 34,905,583 — 39,200,998 —
Global Environmental Markets Fund 475,563,052 — 900,561,508 —
Global Social Leaders Fund 367,814 — 262,302 —
Global Women’s Leadership Fund 146,247,713 — 212,591,261 —
International Sustainable Economy Fund 435,872,576 — 414,650,500 —
Core Bond Fund 215,117,482 318,264,531 247,964,303 288,078,711
High Yield Bond Fund 243,959,132 — 269,966,529 —
Sustainable Allocation Fund 175,377,785 — 252,000,000 —
1
Excluding short-term investments and U.S. Government Bonds.
Fund
Identified cost of
investments for
Federal income
tax basis
Gross unrealized
appreciation
Gross unrealized
depreciation
Net unrealized
appreciation
(depreciation)
Large Cap Fund $ 695,943,970 $ 377,447,742 $ 15,255,314 $ 362,192,428
Small Cap Fund 572,050,944 153,324,568 72,660,748 80,663,820
US Sustainable Economy Fund 381,706,046 142,047,804 6,546,063 135,501,741
Global Sustainable Infrastructure Fund 84,693,954 17,696,011 1,911,761 15,784,250
Global Opportunities Fund 98,174,263 36,456,221 732,482 35,723,739

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Semiannual Report
Notes to Financial Statements (Unaudited), continued
June 30, 2025
At June 30, 2025 the following Funds had unrealized foreign currency gains (losses):
Netting Agreements  During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of June 30, 2025, there is no collateral held at the counterparty that would be offset by a master netting agreement that the Funds have with the counterparty. The Funds did not hold any derivative instruments as of June 30, 2025.
Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s
Adviser. At June 30, 2025, the Sustainable Allocation Fund held the following investments in affiliated Funds:
Fund
Identified cost of
investments for
Federal income
tax basis
Gross unrealized
appreciation
Gross unrealized
depreciation
Net unrealized
appreciation
(depreciation)
Global Environmental Markets Fund 1,416,868,333 657,947,369 19,562,633 638,384,736
Global Social Leaders Fund 1,724,487 487,721 56,448 431,273
Global Women’s Leadership Fund 508,260,706 207,799,770 14,035,718 193,764,052
International Sustainable Economy Fund 1,151,658,558 339,745,909 26,562,084 313,183,825
Core Bond Fund 856,322,587 6,991,587 26,708,350 (19,716,763)
High Yield Bond Fund 512,850,637 12,314,030 2,665,584 9,648,446
Sustainable Allocation Fund 2,003,995,841 371,212,555 73,858,074 297,354,481
Fund Amount
Small Cap Fund $ (21)
Global Sustainable Infrastructure Fund 17,750
Global Opportunities Fund 13,801
Global Environmental Markets Fund 232,759
Global Women’s Leadership Fund 67,522
International Sustainable Economy Fund 518,221
Fund
Shares
Held at
12/31/2024
Gross
Additions
Gross
Reductions
Shares
Held at
6/30/2025
Sustainable Allocation Fund
Large Cap Fund 74,884,780 253,325 19,088,135 56,049,970
Small Cap Fund 6,320,888 — — 6,320,888
Global Sustainable Infrastructure Fund 6,547,668 76,109 — 6,623,777
Global Opportunities Fund 4,214,207 10,817 — 4,225,024
Global Environmental Markets Fund 2,782,977 17,673 — 2,800,650
Global Women's Leadership Fund 1,970,528 21,498 — 1,992,026
International Sustainable Economy Fund 9,428,525 157,429 — 9,585,954
Core Bond Fund 84,651,569 1,612,808 3,085,388 83,178,989
High Yield Fund 18,221,512 561,514 — 18,783,026
US Sustainable Economy Fund — 6,671,295 — 6,671,295

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June 30, 2025
1
Includes realized capital gain distributions from an affiliated fund, if any.
The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trusts or other accounts managed by the Adviser pursuant to “Cross-Trading” Procedures adopted by the Trusts’ Boards of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective Fund from or to another Fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. The Funds did not engage in cross trades during the period ended June 30, 2025.
Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the
Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith pursuant to policies and procedures approved by the Boards. At June 30, 2025, the Core Bond Fund held $95,961,462 or 11.40% of net assets and the High Yield Bond Fund held $415,762,872 or 79.14% of net assets in securities exempt from registration under Rule 144A of the Act.
At June 30, 2025, the Core Bond Fund held $1,219,918 of illiquid securities, representing 0.14% of net assets and High
Yield Bond Fund held $2,007,090 of illiquid securities, representing 0.38% of net assets. The Fund will classify as “illiquid”
all securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.
Fund
Value at
12/31/2024
Dividend
Income
Realized
Gains/
Losses
1
Net change in
Unrealized
Appreciation/
Depreciation
Value at
6/30/2025
Sustainable Allocation Fund
Large Cap Fund $ 957,027,489 $ 3,267,898 $ 1,452,556 $ 15,442,654 $ 752,190,597
Small Cap Fund 112,195,771 — — (4,045,369) 108,150,402
Global Sustainable Infrastructure
Fund 57,750,434 769,462 — 9,837,485 68,357,381
Global Opportunities Fund 68,986,564 184,541 — 5,696,319 74,867,423
Global Environmental Markets
Fund 63,396,210 427,524 — 6,332,556 70,156,290
Global Women's Leadership Fund 64,396,865 721,661 — 4,243,802 69,362,328
International Sustainable
Economy Fund 95,888,097 1,818,310 — 17,229,184 114,935,591
Core Bond Fund 734,775,623 14,183,215 (3,853,883) 16,370,590 734,470,471
High Yield Fund 109,693,503 3,392,551 — 2,053,893 115,139,947
US Sustainable Economy Fund — 617,698 — 18,566,353 169,184,051
Total $ 2,264,110,556 $ 25,382,860 $ (2,401,327) $ 91,727,467 $ 2,276,814,481
Security Acquisition Date Range Cost Market Value
Core Bond Fund
CEI Investments LLC, 4.000%, 10/31/2025 11/01/24-11/01/24 $ 323,622 $ 323,622
Envest Microfinance Cooperative, 4.000%, 10/24/2025 10/24/24-10/24/24 150,000 150,000

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Notes to Financial Statements (Unaudited), continued
June 30, 2025
NOTE D—Tax Information
The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. In addition to permanent differences previously noted, temporary differences may arise from recognition of certain items of income, expense, gain or loss in different periods for financial reporting and tax purposes. Such differences will reverse at some time in the future. As a result, net investment income (loss)
and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. For tax purposes, short-term capital gains are considered ordinary income.
The tax character of distributions paid during 2025 and 2024 was as follows:
As of June 30, 2025, for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:
Security Acquisition Date Range Cost Market Value
Core Bond Fund (continued)
Envest Microfinance Cooperative, 4.000%, 4/20/2026 04/20/22-04/20/22 $ 250,000 $ 247,232
Walden Mutual Bank, 3.930%, 11/14/2025 11/14/24-11/14/24 500,001 499,064
High Yield Bond Fund
CEI Investments LLC, 4.000%, 10/31/2025 09/30/24-09/30/24 552,735 552,735
Digicel Holdings Bermuda Ltd. Common Stock 01/29/24-01/29/24 44,161 44,114
Digicel Holdings Bermuda Ltd. Preferred Stock 01/29/24-01/29/24 8,925 13,944
Envest Microfinance Cooperative, 4.000%, 4/20/2026 04/20/22-04/20/22 250,000 247,233
Envest Microfinance Cooperative, 4.000%, 10/24/2025 10/24/24-10/24/24 150,000 150,000
Shared Interest, Inc., 4.000%, 9/30/2025 09/30/24-09/30/24 500,000 500,000
Walden Mutual Bank, 3.930%, 11/14/2025 11/14/24-11/14/24 500,001 499,064
Distributions paid in 2025 Distributions paid in 2024
Fund
Ordinary
income
Tax Return
of capital
Long term
capital gains
Ordinary
income
Tax Return
of capital
Long-term
capital gains
Large Cap Fund $ 4,539,016 $ — $ — $ 51,639,928 $ — $ 166,052,009
Small Cap Fund — — — 16,720,693 — 19,495,795
US Sustainable Economy Fund 1,692,437 — — 11,188,524 — 36,340,505
Global Sustainable Infrastructure Fund 1,134,132 — — 2,025,391 — —
Global Opportunities Fund 299,761 — — 496,195 — 3,096,687
Global Environmental Markets Fund 12,442,277 — — 12,785,996 — 93,630,588
Global Social Leaders Fund 9,047 — — 54,076 — 37
Global Women’s Leadership Fund 7,221,637 — — 18,721,747 — 48,978,819
International Sustainable Economy Fund 23,036,952 — — 41,137,069 — —
Core Bond Fund 16,150,301 — — 32,591,122 — —
High Yield Bond Fund 15,960,570 — — 31,046,952 — —
Sustainable Allocation Fund 46,375,880 — — 49,296,554 — 35,651,867

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The Global Social Leaders Fund and International Sustainable Economy Fund elected to defer $15,179 and $1,443,829 of capital losses recognized between November 1, 2024 and December 31, 2024 for the Funds' fiscal year ending December
2024, respectively. In addition, the Global Sustainable Infrastructure Fund and Global Opportunities Fund incurred late-year ordinary losses of $5,716 and $4,966, respectively. These losses are treated for federal income tax purposes as if they had occurred on January 1, 2025.
Uncertain Tax Positions Management has analyzed the Funds’ tax positions taken for all open tax years which remain subject to examination by the Funds’ major tax jurisdictions (years 2021 through 2024). The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and during the period ended June 30, 2025, no provision for federal income tax is necessary and, therefore, the
Funds did not have a liability for any unrecognized tax expenses.
Note E—Subsequent Events
The Registrant has evaluated all subsequent events for potential recognition or disclosure in these financial statements through  August  xx, 2025, the date the financial statements were available to be issued. No subsequent events were identified.
No Expiration
Fund Short-term Long-term
Global Sustainable Infrastructure Fund $ – $ 8,071,472
Core Bond Fund 30,759,424 41,138,399
High Yield Bond Fund 31,839,775 109,968,825
NOTE D—Tax Information

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June 30, 2025
Proxy Voting (Unaudited)
You may obtain a description of the Funds’ policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, without charge, upon request by contacting the Funds at 800.767.1729 or on the SEC’s website at www.sec.gov.
The information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by telephoning Impax (toll-free) at 800.767.1729 or visiting Impax’s website at www.impaxam.com and will be available without charge by visiting the SEC’s website at www.sec.gov.
Portfolio Holdings (Unaudited)
Each Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year (or as an exhibit to its reports Form N-PORT). Each Fund’s Forms N-PORT are available on the SEC’s web site at www.sec.gov.

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June 30, 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
None.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
None.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
              This information is disclosed as part of the financial statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Board Approval of Advisory and Sub-Advisory Agreements
Review Process .  The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the Trustees of
Impax Funds Series Trust I and Impax Funds Series Trust III (each a “Trust” and together, the “Trusts” and each series thereof, a “Fund”) request and evaluate, and that Impax Asset Management LLC (the “Adviser”) furnish, such information as may reasonably be necessary for the Trustees of the Trusts to evaluate the terms of the Trusts’ management contracts
(“Management Contracts”). Similarly, the 1940 Act requires that the Trustees request and evaluate, and that Impax Asset
Management Ltd. (the “Subadviser”) furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of its subadvisory contract (the “Subadvisory Contract”) between the Adviser and the Subadviser. The Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Trusts (the “Independent Trustees”) met
in March, May and June of 2025 for the purpose of considering the Management Contracts and the Subadvisory Contract
(the “contract review meetings”). In addition, the Trustees of each Trust consider matters bearing on the relevant Trust and its investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data at each regular meeting and periodic presentations from the Adviser and the
Subadviser.
During the course of the contract review meetings, the Trustees met and discussed the Management Contracts and the
Subadvisory Contract with representatives of the Adviser. The Independent Trustees were assisted in their evaluation of the
Management Contracts and the Subadvisory Contract by independent legal counsel, from whom they received assistance and advice, including a written memorandum regarding the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. The Independent Trustees requested additional information, to which management responded.
In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, or given different weights to various factors in reaching their unanimous conclusion. The Trustees’ conclusions were based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated the information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund; however, they also took into account the common interests of all the Funds in their review.

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Nature, Extent, and Quality of Services. In considering the Management Contracts and the Subadvisory Contract, the
Trustees, including the Independent Trustees, evaluated the nature, extent, and quality of the advisory services provided to each Trust by the Adviser and, with respect to Impax Global Opportunities Fund, Impax Global Social Leaders Fund and Impax
Global Environmental Markets Fund, the Subadviser. They considered the terms of the relevant Management Contract and the Subadvisory Contract, as applicable, and received and considered information provided by management that described, among other matters:
● the nature and scope of the advisory services provided to the Funds and information regarding the experience, qualifications, and adequacy of the personnel providing those services;
● the investment program used by the Adviser and the Subadviser to manage the Funds;
● possible conflicts of interest and fall-out benefits;
● brokerage practices;
● the compliance functions of the Adviser and the Subadviser; and
● financial results, assets under management, and other information relating to the financial resources of the Adviser.
In addition to considering the Funds’ investment performance (see below), the Trustees of each Trust considered, among other matters, the general oversight of the Funds by the Adviser. They took into account information concerning the investment philosophies and processes used by the Adviser and the Subadviser in managing the Funds as well as their in-house investment and sustainable research capabilities. They also considered various investment resources available to the Adviser and the Subadviser, including research services acquired with “soft dollars” available to the Adviser and the Subadviser as a result of securities transactions effected for Impax Large Cap Fund and Impax Small Cap Fund.
The Trustees considered, among other matters, that the Adviser provides the Trusts with office space and personnel, and provides oversight and coordination of the services provided by the Funds’ third-party service providers. These services include accounting, bookkeeping, tax, legal, audit, custody and transfer agency services, and preparation of prospectuses, shareholder reports and other regulatory filings. They took into account the Adviser’s compliance and operational functions, as well as the resources being devoted by the Adviser to such functions.
The Trustees concluded, within the context of their overall conclusions regarding the Management Contracts and the
Subadvisory Contract, that the scope of the services provided to each Fund under the relevant Management Contract, and to each of Impax Global Opportunities Fund, Impax Global Social Leaders Fund and Impax Global Environmental Markets
Fund by the Subadviser, was consistent with such Fund’s operational requirements; that the Adviser has the capabilities, resources, and personnel necessary to provide the advisory services currently required by each Fund; and that, overall, the nature, extent, and quality of the services provided by the Adviser and the Subadviser were sufficient to warrant approval of the Management Contracts and the Subadvisory Contract.
Fund Performance . In connection with the contract review meetings, the Trustees, including the Independent Trustees, reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the total return investment performance of the Funds, comparing each Fund’s investment results with those of other mutual funds within their Broadridge peer group over the one-, three-, five- and ten-year periods (to the extent the Fund had been in existence) ended December
31, 2024. The Trustees, including the Independent Trustees, considered the methodology employed by Broadridge to identify peer groups, including the extent to which such peer groups included other mutual funds that employ sustainable or socially responsible investing practices and the extent to which the peer group pursued investment strategies similar to those of the relevant Fund.

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The Independent Trustees considered factors significantly affecting Fund performance. The Independent Trustees considered information regarding market concentration in companies in the communications and information technologies sectors, specifically the “magnificent 7” stocks, and the impact on each Fund’s performance of an underweight to such stocks. In addition, the Independent Trustees considered that each Fund has a fossil fuel policy
1
, which generally limits investments by
the Funds in fossil fuel companies, and that the domestic energy sector had had continued to outperform the broader U.S.
market in 2023 and 2024.
In considering the total return performance information of each Fund, as compared to other mutual funds in its Broadridge peer group:
Impax Sustainable Allocation Fund
The Independent Trustees considered that the Sustainable Allocation Fund had underperformed its peer group for the one-, three-, five- and ten-year periods.
Impax Small Cap Fund
The Independent Trustees considered that the Small Cap Fund had outperformed its peer group for the one-year period, but underperformed its peer group for the three-, five- and ten-year periods.
Impax International Sustainable Economy Fund
The Independent Trustees considered that the International Sustainable Economy Fund had underperformed its peer group for the one-, three- and five-year periods and performed in line with its peer group for the ten-year period. The Independent
Trustees also noted that because the Fund’s name and strategy changed on March 31, 2021, the Fund’s performance for periods prior to March 31, 2021 may not be representative of the performance that it would have achieved had it been following its current investment strategy.
Impax Core Bond Fund
The Independent Trustees considered that the Core Bond Fund had underperformed its peer group for the one-year period, but outperformed its peer group for the three- and five-year periods.
Impax Large Cap Fund
The Independent Trustees considered that the Large Cap Fund had underperformed its peer group for the one-, three- and five-year periods.
Impax Global Environmental Markets Fund
The Independent Trustees considered that the Global Environmental Markets Fund had outperformed its peer group for the one-, five- and ten-year periods, but underperformed its peer group for the three-year period.
Impax Ellevate Global Women’s Leadership Fund
The Independent Trustees considered that the Global Women’s Leadership Fund had underperformed its peer group for the one-, three-, five- and ten-year periods. The Independent Trustees noted that the Fund’s strategy had changed on March 28,
2024.
Impax High Yield Bond Fund
The Independent Trustees considered that the High Yield Bond Fund had underperformed its peer group for the one-, three-, five- and ten-year periods.
Impax Global Opportunities Fund
The Independent Trustees considered that the Global Opportunities Fund had underperformed its peer group for the one-, three- and five-year periods.
1
Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, each
Fund adheres to the Impax Funds’ fossil fuel policy, under which each Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution
(unless the Adviser determines that the company has credible plans for climate risk mitigation aligned with the transition to net zero).

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Impax US Sustainable Economy Fund
The Independent Trustees considered that the US Sustainable Economy Fund had underperformed its peer group for the one-
and three-year periods. The Independent Trustees noted that because the name and strategy of the US Sustainable Economy
Fund had changed on March 31, 2021, the Fund’s performance for periods prior to March 31, 2021 may not be representative of the performance that it would have achieved had it been following its current investment strategy.
Impax Global Sustainable Infrastructure Fund
The Independent Trustees considered that the Global Sustainable Infrastructure Fund had outperformed its peer group for the one-year period and performed in line with its peer group for the three-year period. The Independent Trustees also noted that because the name and strategy of the Global Sustainable Infrastructure Fund had changed on March 31, 2021 and December
15, 2023, the Fund’s performance for periods prior to December 15, 2023 may not be representative of the performance that it would have achieved had it been following its current investment strategy. .
Impax Global Social Leaders Fund
The Independent Trustees considered that the Global Social Leaders Fund had underperformed its peer group for the one-
year period.
For Funds that had underperformed their peer group over longer periods, the Independent Trustees considered the steps taken and proposed to be taken by the Adviser to improve Fund performance, including (i) the addition of resources to the
Adviser’s fixed income team, including the onboarding of a new Head of Fixed Income and the Adviser’s plan to continue to invest in that team, (ii) the addition of resources to the Adviser’s equity research team and the Adviser’s plan to continue to invest in that team, (iii) the expansion of the Adviser’s quantitative research group to support the Funds’ fundamental and systematic research processes, (iv) changes to the portfolio management teams of each of Impax Large Cap Fund and Impax
Sustainable Allocation Fund, (v) changes to the oversight of the portfolio management teams and (vi) the 2024 changes to the principal investment strategy of the Global Women’s Leadership Fund.
In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees receive, during the year, detailed comparative performance information for each Fund including performance relative to one or more selected securities indices or other benchmarks.
Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the
Management Contracts and the Subadvisory Contract, that the relevant performance record and process in managing each
Fund were sufficient to support approval of the Management Contracts and the Subadvisory Contract.
Fees and Other Expenses. The Trustees, including the Independent Trustees, considered the advisory fees paid by each
Fund to the Adviser, and the subadvisory fees paid to the Subadviser by the Adviser with respect to the Global Opportunities,
Global Social Leaders and Global Environmental Markets Funds, as well as each Fund’s distribution and service (Rule 12b-1)
fees, “other expenses” and total expenses. In doing so, the Trustees reviewed both information provided by management and information prepared by Broadridge regarding the expenses of each Fund relative to those of each Fund’s Broadridge peer group. The Independent Trustees considered that the total expenses of each of the Funds (after giving effect to the expense reimbursements and fee reduction described below, if applicable), other than the Global Opportunities Fund, the Global Social
Leaders Fund and the Large Cap Fund, were below the median total expenses of its respective peer group. The Independent
Trustees also considered that the advisory fees of all Funds other than the Core Bond Fund, the Large Cap Fund, and the
US Sustainable Economy Fund (for which advisory fees were slightly above the median) (after giving effect to the expense reimbursements described below, where applicable) were at or below the median combined management and administrative fees of their peer groups.
In connection with their review, the Trustees considered the Adviser’s agreement to reimburse each of the Global Social
Leaders Fund and Global Opportunities Fund to the extent such Fund’s total operating expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) exceed a percentage of average

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June 30, 2025
daily net assets per annum of each share class as follows: 0.98% for Institutional Class shares and 1.23% for Investor
Class shares before May 1, 2027 (with respect to Global Social Leaders Fund) and May 1, 2026 (with respect to Global
Opportunities Fund). The Independent Trustees considered the Adviser’s agreement to waive a portion of its management fee for the US Sustainable Economy Fund. The Independent Trustees also noted that, under the Management Contracts with respect to the US Sustainable Economy, the Global Sustainable Infrastructure, the Global Women’s Leadership, the
International Sustainable Economy and the Sustainable Allocation Funds, the Adviser was obligated to pay all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule
12b-1 under the 1940 Act, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent, and custodian fees, legal fees and other expenses. The Trustees considered the expenses indirectly borne by the Sustainable Allocation Fund through its investment in other Funds, and the extent to which the services provided by the Adviser to the Sustainable Allocation Fund were distinct from, and not duplicative of, the services it provides to such other Funds.
Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the
Management Contracts and the Subadvisory Contract, that the fees and expenses to be charged represented reasonable compensation to the Adviser and the Subadviser in light of the services provided.
Costs of Services Provided and Profitability. The Trustees, including the Independent Trustees, reviewed information regarding the cost of services provided by the Adviser and the estimated profitability to the Adviser and the Subadviser of their relationships with the Funds, including a profitability report prepared by management detailing the costs of services provided to each Fund by the Adviser and the Subadviser, and the estimated profitability to each of the Adviser and the Subadviser, for the fiscal year ended September 30, 2024, of its advisory and subadvisory relationship with each applicable Fund. The Trustees recognized that the Adviser and the Subadviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about cost allocations and each adviser’s capital structure and cost of capital. The Trustees of each Trust concluded that, taking all of the foregoing into account, they were satisfied that the level of profitability of each of the Adviser and the Subadviser from its relationship with the relevant Funds was not excessive.
Possible Fall-Out Benefits. The Trustees, including the Independent Trustees, considered information regarding the direct and indirect benefits to the Adviser and the Subadviser from their relationships with the respective Funds, including reputational and other “fall out” benefits.
During the course of the year, the Trustees received presentations from the Adviser about its trading practices and brokerage arrangements, including its policies with respect to research purchased with credits generated in connection with trades executed for the Large Cap and Small Cap Funds (soft dollar arrangements), and the Trustees accepted the representation of the Adviser that it fulfills its fiduciary obligation of seeking best execution when engaging in portfolio transactions for the Funds.
The Trustees considered the receipt of these benefits in light of the Adviser’s profitability and concluded that such benefits were not excessive.
Possible Economies of Scale. The Trustees, including the Independent Trustees, considered the extent to which the Adviser and the Subadviser, as applicable, may realize economies of scale or other efficiencies in managing and supporting the Funds.
They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the
Funds, and not only in respect of a single Fund. The Independent Trustees also noted that the Adviser agreed to waive a portion of its management fee for the US Sustainable Economy Fund. Based on these observations, the Independent Trustees concluded that the Funds’ overall fee arrangements represent an appropriate sharing at the present time between Fund

www.impaxam.com
Semiannual Report
June 30, 2025
shareholders and the Adviser and the Subadviser (where applicable) of any economies of scale or other efficiencies in the management of each Fund at current asset levels.
Conclusions. Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees of each Trust, including the Independent Trustees, unanimously concluded that the continuation of the
Management Contracts with respect to each Fund and the continuation of the Subadvisory Contract for the applicable Funds, was in the best interests of the Funds and that the Management Contracts and the Subadvisory Contract should be approved.

www.impaxam.com
Semiannual Report
Account Options and Services
June 30, 2025
At Impax, we are pleased to offer a variety of account options and shareholder services to help meet your investment needs.
Types of Accounts Services
Regular Accounts Individual, business and trust accounts
are available for all Impax Funds.
Traditional IRA Contributions to an IRA may be tax-
deductible. Taxes are paid only when funds are withdrawn,
when investors may be in a lower tax bracket.
Roth IRA Contributions to a Roth IRA are not deductible, but after five years some types of withdrawals are tax-free.
SIMPLE IRA This is an easy-to maintain retirement plan
designed for small businesses.
SEP IRA This is an employer funded retirement plan popular
with small businesses and self-employed persons.
Coverdell Education Savings Account & Uniform
Transfers/Gifts to Minors Act (UTMA/UGMA) These plans
provide excellent ways to save for a child’s education.
Services
Automatic Investment Plan You may arrange to have a
fixed amount automatically deducted from your checking
or savings account and invested in your Impax account on
a monthly or quarterly basis. Automatic investment plans
do not assure a profit and do not protect against loss in
declining markets.
Online Account Access Impax shareholders can view
account balances and recent transaction history, purchase
and redeem shares or make exchanges between different
Impax Funds.
www.impaxam.com Learn all about Impax Funds through
our web site. You can check Fund performance, read about
our portfolio managers, view Connection—our quarterly
newsletter, and see how we voted on various proxies for the
companies in our portfolios.
Please note that the information contained herein does not constitute tax advice. Always consult your tax advisor before making any tax-related investment decisions.
This semi-annual report is intended for shareholders of the Impax Funds only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus. Please consider the Funds’ investment objectives, risks and charges and expenses carefully before investing. The Funds’ prospectus contains this and other information about the Funds and may be obtained by calling 800.767.1729, emailing impaxfunds@impaxam.com or visiting www.impaxam.com.
Distributor: Foreside Financial Services, LLC Member of FINRA 8/25 .

30 Penhallow Street, Suite 1 00
Portsmouth NH 03801
800.767.1729
www.impaxam.com

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 16. Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions), based on an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of the Disclosure Controls are effective to reasonably ensure that information required to be disclosed by the Registrant in this report on Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Registrant’s code of ethics, or any amendment thereto, that is the subject of the disclosure required by Item 2 of Form N-CSR is filed with the Registrant’s annual Form N-CSR.

(a)(2) Not Applicable

(a)(3) Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached

(a)(4) Not applicable.

(a)(5) There has been no change to the Registrant’s independent public accountant during the reporting period

(b)           Certification of the principal executive officer and principal financial officer of the Registrant required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are attached

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Impax Funds Series Trust I

By (Signature and Title)                     /s/ Edward Farrington
                                                                Edward Farrington, President

Date                       8/25/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/ Edward Farrington
                                                                Edward Farrington, President (Principal Executive Officer)

Date                       8/25/25

By (Signature and Title)                     /s/ Daniel Saltus
                                                                Daniel Saltus, Treasurer (Principal Financial Officer)

Date                       8/25/25